As filed with the Securities and Exchange Commission on May 5, 2008
================================================================================
                                                    1933 Act File No. 333-149353
                                                     1940 Act File No. 811-22184

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-2

(Check appropriate box or boxes)

[ ]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[X]  Pre-Effective Amendment No. 1
[ ]  Post-Effective Amendment No. _

                                      and

[ ]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 1

                 First Trust/StoneCastle Bank Select Income Fund
          Exact Name of Registrant as Specified in Declaration of Trust

             1001 Warrenville Road, Suite 300, Lisle, Illinois 60532
 Address of Principal Executive Offices (Number, Street, City, State, Zip Code)

                                 (630) 241-4141
               Registrant's Telephone Number, including Area Code

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                              Lisle, Illinois 60532

  Name and Address (Number, Street, City, State, Zip Code) of Agent for Service

                          Copies of Communications to:

                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

_______________

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [ ]

It is proposed that this filing will become effective (check appropriate box)

     [ ] when declared effective pursuant to section 8(c)

_______________

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

================================================================================

-----------------  ------------  --------------  -----------------  ------------
                                   Proposed          Proposed
     Title of                       Maximum           Maximum         Amount of
    Securities     Amount Being  Offering Price      Aggregate      Registration
 Being Registered   Registered      Per Unit     Offering Price(1)     Fee(2)
-----------------  ------------  --------------  -----------------  ------------
 Common Shares,       1,000         $20.00              $                 $
$0.01 par value
-----------------  ------------  --------------  -----------------  ------------

(1) Estimated solely for the purpose of calculating the registration fee.

(2) $0.79 of which has been previously paid.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Commission, acting pursuant to said Section 8(a), may determine.

================================================================================

                             SUBJECT TO COMPLETION
                    PRELIMINARY PROSPECTUS DATED MAY 5, 2008



PROSPECTUS
----------
                                           SHARES

                 FIRST TRUST/STONECASTLE BANK SELECT INCOME FUND

                                  COMMON SHARES
                                $20.00 PER SHARE

                              --------------------

     The Fund. First Trust/StoneCastle Bank Select Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

     Investment Objective. The Fund's investment objective is to seek current income. There can be no assurance that the Fund's investment objective will be achieved.


     Investment Strategy. The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets (as defined on page 1 of this prospectus) in a diversified portfolio of: (i) fixed-income and equity securities issued by banks, thrifts, credit unions and non-bank finance companies, or holding companies thereof (collectively, "Banks") and (ii) asset-backed securities secured by, or payable from, pools of Bank securities (collectively, "Bank Securities"), in each case that the Fund's Sub-Adviser (hereinafter defined) believes offer attractive opportunities for current income. The Fund will concentrate its investments in securities of companies within industries in the financials sector. The concentration of the Fund's assets in a group of industries is likely to present more risks than a fund that is broadly diversified over several groups of industries.


     No Prior History. BECAUSE THE FUND IS NEWLY ORGANIZED, ITS SHARES HAVE NO HISTORY OF PUBLIC TRADING. SHARES OF CLOSED-END INVESTMENT COMPANIES FREQUENTLY TRADE AT A DISCOUNT FROM THEIR NET ASSET VALUE. THIS RISK MAY BE GREATER FOR INVESTORS EXPECTING TO SELL THEIR SHARES IN A RELATIVELY SHORT PERIOD OF TIME AFTER COMPLETION OF THE PUBLIC OFFERING. The Fund intends to apply to list the
common shares on the      Exchange. The trading or "ticker" symbol of the common
shares is expected to be "   ."

     Investment Adviser and Sub-Adviser. First Trust Advisors L.P. (the "Adviser") will be the Fund's investment adviser. StoneCastle Advisors, LLC (the "Sub-Adviser") will be the Fund's sub-adviser. See "Management of the Fund" in this prospectus and "Investment Adviser" and "Sub-Adviser" in the Fund's Statement of Additional Information (the "SAI").
                                               (continued on the following page)

     INVESTING IN THE FUND'S COMMON SHARES INVOLVES CERTAIN RISKS THAT ARE DESCRIBED IN THE "RISKS" SECTION BEGINNING ON PAGE 22 OF THIS PROSPECTUS.

                              --------------------

                                                        PER SHARE     TOTAL (1)
                                                        ---------     ---------
     Public offering price..........................      $20.00          $
     Sales load.....................................        $.90          $
     Estimated offering costs (2) (3) ..............        $.04          $
     Proceeds, after expenses, to the Fund..........      $19.06          $

                                                       (notes on following page)

     Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

     The common shares will be ready for delivery on or about , 2008.

                              --------------------







                              --------------------

               The date of this prospectus is       , 2008.


THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS
PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IT IS NOT
SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

(continued from previous page)



     You should read this prospectus, which contains important information about the Fund, before deciding whether to invest in the common shares, and retain it for future reference. This prospectus sets forth concisely the information about the Fund that a prospective investor ought to know before investing. The SAI, dated , 2008, as it may be supplemented, containing additional information about the Fund, has been filed with the Securities and Exchange Commission and is incorporated by reference in its entirety into this prospectus. You may request a free copy of the SAI, the table of contents of which is on page 47 of this prospectus, annual and semi-annual reports to shareholders when available, and other information about the Fund, and make shareholder inquiries by calling
(800) 988-5891; by writing to the Fund at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532; or from the Fund's website (http://www.ftportfolios.com). You also may obtain a copy of the SAI (and other information regarding the Fund) from the Securities and Exchange Commission's website (http://www.sec.gov).

     The Fund's common shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

(notes from previous page)

     (1) The Fund has granted the underwriters an option to purchase up to additional common shares at the public offering price, less the sales load, within 45 days of the date of this prospectus solely to cover overallotments, if any. If such option is exercised in full, the total public offering price, sales load, estimated offering costs and
         proceeds, after expenses, to the Fund will be $   , $   , $   and $   ,
         respectively. See "Underwriting."


     (2) Total expenses of the offering of the common shares of the Fund paid by the Fund (other than sales load, but including the partial reimbursement of certain underwriter expenses described below) are
         estimated to be $   , which represents .20% (or $.04 per common share)
         of the Fund's aggregate offering price. The Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of expenses described below) that exceed .20% (or $.04 per common share) of the Fund's aggregate offering price.


     (3) The Fund has agreed to pay the underwriters $     per common share as a
         partial reimbursement of expenses incurred in connection with the
         offering. The Adviser (not the Fund) will pay              additional
         compensation. The total amount of the foregoing payments will not exceed 4.5% (or $.90 per common share) of the total price to the public of the common shares sold in this offering, but is in addition to the 4.5% (or $.90 per common share) sales load described in the table. See "Underwriting."

                                TABLE OF CONTENTS

                                                                          PAGE

Prospectus Summary .....................................................    1
Summary of Fund Expenses ...............................................   15
The Fund ...............................................................   16
Use of Proceeds ........................................................   16
The Fund's Investments .................................................   16
Risks ..................................................................   22
Management of the Fund .................................................   33
Net Asset Value ........................................................   34
Distributions ..........................................................   35
Dividend Reinvestment Plan .............................................   36
Description of Shares ..................................................   37
Certain Provisions in the Declaration of Trust and By-Laws .............   38
Structure of the Fund; Common Share Repurchases and
   Conversion to Open-End Fund .........................................   40
Federal Tax Matters ....................................................   41
Underwriting ...........................................................   43
Custodian, Administrator, Fund Accountant and Transfer Agent ...........   45
Legal Opinions .........................................................   46
Table of Contents for the Statement of Additional Information ..........   47

                              --------------------

     YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED IN THIS PROSPECTUS. NEITHER THE FUND NOR THE UNDERWRITERS HAVE AUTHORIZED ANY OTHER PERSON TO PROVIDE YOU WITH DIFFERENT INFORMATION. IF ANYONE PROVIDES YOU WITH DIFFERENT OR INCONSISTENT INFORMATION, YOU SHOULD NOT RELY ON IT. NEITHER THE FUND NOR THE UNDERWRITERS ARE MAKING AN OFFER TO SELL THESE SECURITIES IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.





                                        i

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                       This page intentionally left blank.

                               PROSPECTUS SUMMARY

     This is only a summary. This summary does not contain all of the information that you should consider before investing in the Fund's common shares. You should review the more detailed information contained elsewhere in this prospectus and in the Statement of Additional Information (the "SAI"), especially the information set forth in this prospectus under the heading "Risks."

THE FUND.........................   First Trust/StoneCastle Bank Select Income
                                    Fund (the "Fund") is a newly organized,
                                    diversified, closed-end management
                                    investment company. See "The Fund."

THE OFFERING.....................   The Fund is offering                 common
                                    shares of beneficial interest ("Common
                                    Shares") at $20.00 per share through a group
                                    of underwriters (the "Underwriters") led by
                                    Stifel, Nicolaus & Company, Incorporated
                                    ("Stifel"). You must purchase at least 100
                                    Common Shares in this offering. The Fund has
                                    given the Underwriters an option to purchase
                                    up to      additional Common Shares to cover
                                    orders in excess of      Common Shares. The
                                    Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of certain underwriter expenses) that exceed
                                    .20% (or $.04 per Common Share) of the
                                    Fund's aggregate offering price.

LISTING..........................   The Fund intends to apply to list the Common
                                    Shares on the        Exchange ("    "). The
                                    trading or "ticker" symbol of the Common
                                    Shares is expected to be "    ."

INVESTMENT OBJECTIVE
AND POLICIES.....................   The Fund's investment objective is to seek
                                    current income. There can be no assurance that the Fund's investment objective will be achieved.


                                    The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets (as defined below) in a diversified portfolio of: (i) fixed-income and equity securities issued by banks, thrifts, credit unions and non-bank finance companies, or holding companies thereof (collectively, "Banks") and (ii) asset-backed securities secured by, and payable from, pools of Bank securities (collectively, "Bank Securities"), in each case that StoneCastle Advisors, LLC (the "Sub-Adviser") believes offer attractive opportunities for current income. Banks, thrifts, credit unions and non-bank finance companies, or holding companies thereof, comprise various industries within the financials sector. Banks are federally- or state-chartered entities which issue federally-insured deposits and whose businesses are derived primarily from commercial lending operations and have significant business activity in retail banking and lending to small and medium sized businesses. Thrifts and credit unions are federally- or state-chartered entities which issue various federally-insured deposit accounts and provide services to customers such as demand, savings and time deposit accounts and a variety of lending and related services. Non-bank finance companies are state-chartered issuers who do not issue federally-insured deposits and are providers of specialized financial services and typically derive a majority of revenue from one specialized line of business, such as lease finance or mortgage lending. The Fund will concentrate its investments in securities of companies within industries in the financials sector. The concentration of the Fund's assets in a group of industries is likely to present more risks than a fund that is broadly diversified over several groups of industries. Recent instability in the credit and capital markets has affected the quality of certain bank assets leading many banks to write down or write-off the value these assets and has made it more difficult for a number of companies in the financials sector to issue debt securities and obtain financing or refinancing for their investment or lending activities or operations. These developments may increase the volatility of the value of the securities owned by the Fund, which could, in turn, affect the net asset value ("NAV") and market price of the Fund's Common Shares. "Managed Assets" means the average daily gross asset value of the Fund (including assets attributable to the Fund's Preferred Shares (as defined on page 32 of this prospectus), if any, and the principal amount of borrowings, if any), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the
                                    Fund). For purposes of determining Managed
                                    Assets, the liquidation preference of the Preferred Shares is not treated as a liability.

                                    The Fund will invest at least 80% of its Managed Assets in Bank Securities. Bank Securities may include, but are not limited to, bank deposits, bank stock loans, subordinated debt, convertible debt, trust preferred securities, preferred stock, common stock, and derivatives of the foregoing, including credit linked notes and credit default swaps whose performance is tied to Bank Securities. In addition, Bank Securities may also include asset-backed securities secured by, or payable from, pools of Bank Securities. The Fund may also invest up to 20% of its Managed Assets in various other financial assets typically held by Banks ("Bank Assets"). Bank Assets may include, but are not limited to, corporate loans, residential and commercial real estate loans and municipal securities. The Fund, however, will not invest more than 20% of its Managed Assets in common stocks.

                                    In selecting securities for the Fund's
                                    portfolio, the Sub-Adviser will generally emphasize a defensive approach to the investment process, focusing on rigorous credit, relative value, asset coverage and "worst case scenario" analysis. The Sub-Adviser will employ a multi-tiered investment process to ensure that each investment opportunity is given a detailed review for credit and portfolio fit prior to any final investment decision being made. Utilizing its in-house research system comprised of both internal and external resources, the Sub-Adviser will conduct an initial screening and analysis of each investment opportunity to develop a preliminary view of the underlying credit. The Sub-Adviser will generally analyze various factors including but not limited to: the relative position of the institution within its geography and business specialty; general strength of the firm in the context of macro-economic factors; historical return on assets, net interest margin, return on equity, loan losses and reserve levels; leverage and strength of the balance sheet; asset underwriting and exceptions policies; and asset concentrations. After this analysis, a summary report on an institution's financial condition and operation performance will be developed. If an investment opportunity passes this first screen, it will then be presented to the Sub-Adviser's Credit Committee. The Sub-Adviser's Credit Committee will determine whether or not to proceed with the investment opportunity. Unanimous approval of an investment opportunity by the Sub-Adviser's Credit Committee is required before an opportunity is presented to the Sub-Adviser's Investment Committee. The Sub-Adviser's Investment Committee will make the final decision concerning the timing and amount of securities to be purchased. On an ongoing basis, the Sub-Adviser will monitor the Fund's portfolio on a macro-level and on an individual credit basis with a view towards anticipating and limiting the impact of negative credit events.


                                    The Fund's investment objective and the
                                    investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Fund's board of trustees (the "Board of Trustees") without shareholder approval provided that shareholders receive at least 60 days' prior notice of any such change adopted by the Board of Trustees. See "The Fund's Investments" and "Risks" in this prospectus and "Investment Policies and Techniques" and "Additional Information About the Fund's Investments and Investment Risks" in the SAI.


INVESTMENT ADVISER
AND SUB-ADVISER..................   First Trust Advisors L.P. (the "Adviser")
                                    will be the Fund's investment adviser and will be responsible for supervising the Sub-Adviser, monitoring the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services. The Adviser, in consultation with the Sub-Adviser, is also responsible for determining the Fund's overall investment strategy and overseeing its implementation. StoneCastle Advisors,
                                    LLC will be the Sub-Adviser and will also be responsible for the day-to-day management of the Fund's portfolio.

                                    First Trust Advisors L.P., a registered
                                    investment adviser, is an Illinois limited partnership formed in 1991. It serves as investment adviser or portfolio supervisor to investment portfolios with approximately $32.2 billion in assets, which it managed or supervised as of March 31, 2008. See the SAI under "Investment Adviser."

                                    StoneCastle Advisors, LLC, a registered
                                    investment adviser, is a Delaware limited liability company organized in 2003 with approximately $2.1 billion in assets under management as of March 31, 2008. StoneCastle Advisors, LLC is a wholly-owned subsidiary of StoneCastle Partners, LLC. See the SAI under "Sub-Adviser."


STRATEGIC TRANSACTIONS...........   The Fund may, but is not required to, use
                                    various strategic transactions to seek to
                                    (i) reduce interest rate risks arising from any use of Leverage (as defined on page 32 of this prospectus), (ii) facilitate portfolio management, (iii) mitigate other risks, including interest rate, currency and credit risks, and/or (iv) earn income. The
                                    Fund may purchase and sell derivative
                                    investments such as exchange-listed and
                                    over-the-counter put and call options on currencies, securities, equity, fixed-income, currency and interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon, and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit transactions and credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments. Collectively, all of the above are referred to as "Strategic Transactions." The Fund generally seeks to use these instruments and transactions as a portfolio management or hedging technique to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate and currency exposure of the Fund, or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities. See
                                    "Risks--Derivatives Risk."



DISTRIBUTIONS....................   The Fund's present distribution policy,
                                    which may be changed at any time by the
                                    Board of Trustees, is to distribute
                                    quarterly all or a portion of its net
                                    investment income to the holders of the
                                    Common Shares ("Common Shareholders") (after the payment of interest and/or dividends in connection with Leverage). In addition, the Fund intends to distribute any net long-term capital gains, if any, to Common
                                    Shareholders as long-term capital gain
                                    dividends at least annually. Application has been made by First Trust Advisors L.P. to the Securities and Exchange Commission
                                    ("SEC") to permit certain closed-end funds for which it acts as investment adviser to make periodic distributions of long-term capital gains more frequently than annually, subject to certain conditions. The Board of Trustees has authorized First Trust Advisors
                                    L.P. to amend the exemptive application to include the Fund as a party thereto. This would allow the Fund to pay distributions of approximately the same amount or percentage to Common Shareholders each quarter. No assurance can be given that the SEC will grant the exemption to the Fund. See
                                    "Distributions."

                                    The initial distribution is expected to be
                                    declared approximately     days after the
                                    completion of this offering and paid
                                    approximately     to     days after the
                                    completion of this offering, depending on market conditions. Unless an election is made to receive dividends in cash, Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares through the Fund's Dividend Reinvestment Plan. See "Dividend Reinvestment Plan."

                                    If the Fund realizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid to each class of shares for the year in which the income is realized. See "Distributions" and "Borrowings and Preferred Shares."

CUSTODIAN, ADMINISTRATOR,
FUND ACCOUNTANT AND
TRANSFER AGENT...................   The Fund has retained JPMorgan Chase Bank,
                                    National Association as custodian, J.P.
                                    Morgan Investor Services Co. as
                                    administrator and fund accountant and
                                    American Stock Transfer & Trust Company as transfer agent for the Fund. The Adviser and the Board of Trustees will be responsible for overseeing the activities of the custodian, administrator, fund accountant and transfer agent. See "Custodian,
                                    Administrator, Fund Accountant and Transfer
                                    Agent."

CLOSED-END STRUCTURE.............   Closed-end funds differ from open-end
                                    management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows, whereas closed-end funds can generally stay more fully invested in securities consistent with the closed-end fund's investment objective(s) and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

                                    Shares of closed-end funds listed for
                                    trading on a securities exchange frequently trade at a discount from NAV. The market price of such shares may be affected by NAV, dividend or distribution levels and their stability (which in turn will be affected by levels of dividend or interest payments by the fund's portfolio holdings, the timing and success of the fund's investment strategies, regulations affecting the timing and character of fund distributions, fund expenses and other factors), supply of and demand for the shares, trading volume of the shares, general market, interest rate and economic conditions and other factors beyond the control of a closed-end fund. The foregoing factors, among others, may result in the market price of the Common Shares being greater than, less than or equal to NAV.

                                    The Board of Trustees has reviewed the
                                    structure of the Fund in light of its
                                    investment objective and policies and
                                    believes that the closed-end fund structure is appropriate. As described in this prospectus, however, the Board of Trustees may review periodically the trading range and activity of the Common Shares with respect to its NAV, and the Board of Trustees may take certain actions to seek to reduce or eliminate any such discount to NAV. Such actions may include open market repurchases or tender offers for the Common Shares or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board of Trustees will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share. Investors should assume that it is highly unlikely that the Board of Trustees would vote to convert the Fund to an open-end management investment company. See "Structure of the Fund; Common Share Repurchases and Conversion to Open-End Fund."

FEDERAL TAX MATTERS..............   Distributions with respect to the Common
                                    Shares will constitute dividends to the
                                    extent of the Fund's current and accumulated earnings and profits, as calculated for U.S.
                                    federal income tax purposes. Such dividends generally will be taxable as ordinary income to Common Shareholders. Distributions of net capital gain that are designated by the Fund as capital gain dividends will be treated as long-term capital gains in the hands of Common Shareholders receiving such distributions. Distributions in excess of the Fund's current and accumulated earnings and profits would first be a tax-free return of capital to the extent of a Common
                                    Shareholder's adjusted tax basis in its
                                    Common Shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the Common
                                    Shares are held as capital assets). In
                                    addition, a significant portion of the
                                    distributions generally will not constitute
                                    "qualified dividend income" for federal
                                    income tax purposes and thus will not be eligible for the lower tax rates on qualified dividend income. See "Federal Tax
                                    Matters."

SPECIAL RISK
CONSIDERATIONS...................   Risk is inherent in all investing. The
                                    following discussion summarizes the
                                    principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Risks."

                                    No Operating History. The Fund is a newly organized, diversified, closed-end management investment company with no operating history. It is designed for long-term investing and not as a vehicle for trading.

                                    Investment and Market Risk. An investment in
                                    Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

                                    Management Risk. The Fund is subject to
                                    management risk because it is an actively managed portfolio. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.


                                    Sub-Adviser Risk. The Sub-Adviser,
                                    StoneCastle Advisors, LLC, is an entity
                                    founded in 2003 with limited management and operating history compared to larger, more established entities. As such, the Sub-Adviser's financial resources are more limited than those of larger, more-established entities. In addition, the Sub-Adviser is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund's investments. If the Sub-Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected.





                                    Financial Companies Risk. The Fund will
                                    invest at least 80% of its Managed Assets in Bank Securities and, therefore, the Fund's portfolio holdings will be concentrated in securities of companies within industries in the financials sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Financial companies in general are subject to extensive governmental regulation, which may change frequently. The profitability of financial companies is largely dependent upon the availability and cost of capital, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects could adversely affect its business. Recent instability in the credit and capital markets has affected the quality of certain bank assets leading many banks to write down or write-off the value these assets and has made it more difficult for a number of companies in the financials sector to issue debt securities and obtain financing or refinancing for their investment or lending activities or operations. There is a risk that such issuers will be unable to successfully complete such financings or refinancings. In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. There is also a risk that developments in sectors of the credit markets in which the Fund does not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Fund does invest, including securities owned by the Fund. Adverse developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for issuers of debt securities to finance their operations. These developments may increase the volatility of the value of securities owned by the Fund and make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, leading to lower credit ratings and increased defaults. Financial companies can also be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

                                    Small and Medium Cap Company Risk. The Fund expects that a significant portion of its Managed Assets will be invested in securities issued by companies with small or medium market capitalizations. Compared to investment companies that focus only on large capitalization companies, the Fund's share price may be more volatile because the Fund will invest in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have: (i) more limited product lines or markets and less mature businesses; (ii) fewer capital resources; (iii) more limited management depth; and (iv) shorter operating histories. Furthermore, compared to large capitalization stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Sub-Adviser believes appropriate, and offer greater potential for gains and losses.


                                    Trust Preferred Securities Risk. The Fund many invest in trust preferred securities, which are limited-life securities typically issued by business trusts affiliated with a Bank or bank holding company. In a typical transaction, a Bank or bank holding company establishes an affiliated business trust which issues trust preferred securities to investors. Proceeds from the sale of the trust preferred securities are paid to the Bank or bank holding company which in turn issues interest-bearing notes or subordinated debentures to the business trust, the interest rate and maturity of which match the trust preferred securities. Trust preferred securities prices fluctuate for several reasons including changes in investors' perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment and the risk that a trust preferred security may be called for redemption in a falling interest rate environment. Certain of the other risks unique to trust preferred securities include: (i) distributions on trust preferred securities will be made only if interest payments on the interest-bearing notes or subordinated debentures underlying the trust preferred securities are made;
                                    (ii) a Bank or bank holding company issuing the interest-bearing notes or subordinated debentures underlying the trust preferred securities may defer interest payments on these instruments for up to 20 consecutive quarters, or in certain instances for longer periods of time, and if such election is made, distributions will not be made on the trust preferred securities during the deferral period; (iii) certain tax or regulatory events may trigger the redemption of the interest-bearing notes or subordinated debentures underlying the trust preferred security by the issuing Bank or bank holding company and result in prepayment of the trust preferred securities prior to their stated maturity date; (iv) future legislation may be proposed or enacted that may prohibit a Bank or bank holding company from deducting its interest payments on the interest-bearing notes or subordinated debentures underlying the trust preferred security for tax purposes, making redemption of these instruments likely; (v) a Bank or bank holding company may redeem the interest-bearing notes or subordinated debentures underlying the trust preferred security in whole at any time or in part from time to time on or after a stated call date; (vi) trust preferred securities holders have very limited voting rights; and
                                    (vii) payment of interest on the
                                    interest-bearing notes or subordinated
                                    debentures, and therefore distributions on the trust preferred securities, is dependent on the financial condition of the issuing Bank or bank holding company.

                                    The Fund may also invest in new forms of trust preferred securities that have conversion features as described below under "Special Risk Considerations--Convertible
                                    Securities Risk."


                                    Fixed-Income Securities Risk. The Fund may invest in fixed-income securities. Fixed-income securities, including high-yield securities, are subject to certain risks, including:

                                      o   Issuer Risk. The value of fixed-income
                                          securities may decline for a number of
                                          reasons which directly relate to the
                                          issuer, such as management
                                          performance, financial leverage, and
                                          reduced demand for the issuer's goods
                                          and services.

                                      o   Interest Rate Risk. Interest rate risk
                                          is the risk that fixed-income
                                          securities will decline in value
                                          because of changes in market interest
                                          rates. When market interest rates
                                          rise, the market value of such
                                          securities generally will fall. During
                                          periods of rising interest rates, the
                                          average life of certain types of
                                          securities may be extended because of
                                          slower than expected prepayments. This
                                          may lock in a below-market yield,
                                          increase the security's duration and
                                          reduce the value of the security.
                                          Investments in debt securities with
                                          long-term maturities may experience
                                          significant price declines if
                                          long-term interest rates increase.

                                      o   Prepayment Risk. During periods of
                                          declining interest rates, the issuer
                                          of a security may exercise its option
                                          to prepay principal earlier than
                                          scheduled, forcing the Fund to
                                          reinvest in lower yielding securities.
                                          This is known as call or prepayment
                                          risk. Debt securities frequently have
                                          call features that allow the issuer to
                                          repurchase the security prior to its
                                          stated maturity. An issuer may redeem
                                          an obligation if the issuer can
                                          refinance the debt at a lower cost due
                                          to declining interest rates or an
                                          improvement in the credit standing of
                                          the issuer.

                                      o   Reinvestment Risk. Reinvestment risk
                                          is the risk that income from the
                                          Fund's portfolio will decline if the
                                          Fund invests the proceeds from
                                          matured, traded or called bonds at
                                          market interest rates that are below
                                          the Fund portfolio's current earnings
                                          rate. A decline in income could affect
                                          the Common Shares' market price or the
                                          overall return of the Fund.


                                    Preferred Stock Risk. The Fund may invest in preferred stocks, which are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income and assets, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by an issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Certain of the preferred stocks in which the Fund may invest may be convertible preferred stocks, which have risks similar to convertible securities as described below in "Special Risk Considerations--Convertible Securities
                                    Risk."


                                    Convertible Securities Risk. The Fund may invest in convertible securities. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Similar to traditional fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stock in an issuer's capital structure and consequently entail less risk than the issuer's common stock. Examples of convertible securities include convertible preferred stock and convertible debt.

                                    Asset-Backed Securities Risk. The Fund may invest in asset-backed securities, which represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, debt securities, Bank Securities, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk. Collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs") and collateralized loan obligations ("CLOs") are examples of types of asset-backed securities.


                                    Credit and Below-Investment Grade Securities
                                    Risk. Credit risk is the risk that one or more securities in the Fund's portfolio will decline in price, or the issuer thereof will fail to pay interest or principal when due. The Fund may invest up to 40% of its investments in fixed-income securities that are rated below-investment grade. Below-investment grade fixed-income securities are securities rated below "Baa3" by Moody's Investors Service, Inc. ("Moody's"), below "BBB-" by Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc. ("S&P") or Fitch Ratings ("Fitch"), comparably rated by another nationally recognized statistical rating organization ("NRSRO") or, if unrated, determined by the Sub-Adviser to be of comparable credit quality.
                                    Below-investment grade securities are
                                    commonly referred to as high-yield
                                    securities or "junk" bonds and are
                                    considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, your investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment;
                                    (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make interest and/or principal payments; and (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities.


                                    Adverse changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments for a high-yield issuer than they are for an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

                                    The secondary market for high-yield
                                    securities may not be as liquid as the
                                    secondary market for more highly rated
                                    securities, a factor which may have an
                                    adverse effect on the Fund's ability to
                                    dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

                                    Common Stock Risk. The Fund may invest up to
                                    20% of its Managed Assets in common stocks.
                                    Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. At times, stock markets can be volatile and stock prices can change substantially. The common stocks of smaller companies are more sensitive to these changes than those of larger companies.

                                    Senior Loan Risk. The Fund may invest in senior secured floating rate corporate loans ("Senior Loans") issued by Banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities. An investment in Senior Loans involves risk that the borrowers under Senior Loans may default on their obligations to pay principal or interest when due. In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the NAV of the Fund. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender.

                                    Senior Loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on Senior Loans will generally decline in a falling interest rate environment causing the Fund to experience a reduction in the income it receives from a Senior Loan. Senior Loans are generally below-investment grade quality and may be unrated at the time of investment; are generally not registered with the SEC or state securities commissions; and are generally not listed on any securities exchange. In addition, the amount of public information available on Senior Loans is generally less extensive than that available for other types of assets.

                                    Mortgage-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities.
                                    Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which usually may be made at any time without penalty) may result in some loss of the Fund's principal investment, to the extent of the premium paid or greater. Alternatively, in a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. The U.S. residential mortgage market has recently encountered various difficulties and changed economic conditions, particularly with respect to sub-prime mortgages. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.

                                    The Fund may also invest in mortgage-backed securities which are interest-only ("IO") securities and principal-only ("PO") securities. An IO security receives some or all of the interest portion of the underlying collateral and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due. IOs are sold at a deep discount to their notional principal amount. A PO security does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

                                    Foreign Securities Risk. The Fund may invest up to 20% of its Managed Assets in securities (equity or debt) of foreign issuers. For purposes of this limitation, securitization vehicles domiciled in the Cayman Islands or other jurisdictions outside of the U.S. which issue debt and residual interests backed by Bank Securities and/or Bank Assets of predominantly U.S. issuers are not considered foreign securities. Investing in securities of foreign issuers, which are generally denominated in foreign currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about foreign issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) foreign markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of foreign countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain foreign countries may impose restrictions on the ability of foreign issuers to make payments of principal and interest to investors located in the U.S. due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other foreign taxes may decrease the Fund's return. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region and to the extent that the Fund invests in securities of issuers in emerging markets.

                                    Credit Linked Notes Risk. The Fund may
                                    invest in credit linked notes, which are securities that are collateralized by one or more designated securities that are referred to as "reference securities." Through the purchase of a credit linked note, the buyer assumes the risk of default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the credit linked note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. A fund that invests in credit linked notes has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

                                    Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that if the issuer of the credit linked notes defaults or becomes bankrupt, the Fund will lose the principal amount it invested and the periodic interest payments expected to be received for the duration of its investment in the credit linked notes.

                                    The market for credit linked notes may be, or may suddenly become, illiquid. The other parties to these transactions may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

                                    Credit Default Swaps Risk. The Fund may
                                    invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered Leverage. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

                                    Municipal Securities Risk. The Fund may
                                    invest in municipal securities. The amount of public information available about the municipal securities that may be in the Fund's portfolio will generally be less than that for corporate securities, and the investment performance of these securities may therefore be more dependent on the analytical abilities of the Sub-Adviser than would be an investment in corporate securities. The secondary market for municipal securities, particularly below-investment grade securities, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell these securities at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws, which may delay or prevent the Fund from receiving any interest and/or principal to which it is entitled.


                                    Distressed Securities Risk. The Fund may invest up to 5% of its Managed Assets in securities issued by companies in a bankruptcy reorganization proceeding or rated less than "Caa" by Moody's, "CCC" by S&P or Fitch, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Sub-Adviser. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, its ability to achieve current income may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets the Fund receives in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities the Fund receives upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.


                                    Inflation/Deflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's Leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time--the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund's portfolio.

                                    Market Discount From Net Asset Value Risk.
                                    Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV per Common Share could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period of time following completion of this offering. The NAV per Common Share will be reduced immediately following this offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund's portfolio holdings, the timing and success of the Fund's investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), supply of and demand for the Common Shares, trading volume of the Common Shares, general market, interest rate and economic conditions and other factors that may be beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

                                    Derivatives Risk. The Fund's Strategic
                                    Transactions have risks, including: the
                                    imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions to generate income for hedging, currency and interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's Strategic Transactions are not otherwise available to the Fund for investment purposes. See "Risks--Derivatives Risk."

                                    The Fund may manage some of its derivative positions, if any, by segregating an amount of cash, cash equivalents or liquid securities on the Fund's records in an amount equal to the face value of those positions. The Fund may also offset derivatives positions against one another or against other assets to manage effective market exposure resulting from derivatives in its portfolio. To the extent that the Fund does not segregate liquid assets or otherwise cover its obligations under any such transactions (e.g., through offsetting positions), certain types of these transactions will be treated as senior securities representing indebtedness
                                    ("borrowings") for purposes of the
                                    requirements under the 1940 Act; and
                                    therefore, the Fund may not enter into any such transactions if the Fund's borrowings would thereby exceed 33(1)/3% of its Managed Assets. In addition, to the extent that any offsetting positions do not perform in relation to one another as expected, the Fund may perform as if it were leveraged.

                                    Portfolio Turnover Risk. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 40% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments--Investment Practices--Portfolio
                                    Turnover" and "Federal Tax Matters."

                                    Market Disruption Risk. The terrorist
                                    attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. A similar disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund's operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the Fund's Common Shares. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

                                    Illiquid/Restricted Securities Risk. The
                                    Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, and the Adviser's and the Sub-Adviser's judgment may each play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.


                                    Leverage Risk. Although the Fund has no
                                    current intention to do so, the Fund is
                                    authorized to, and reserves the flexibility to, utilize leverage, which entails certain risks. See "Risks--Leverage Risk."


                                    Certain Affiliations. Until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

                                    Anti-Takeover Provisions. The Fund's
                                    Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to openend status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust and By-Laws" and "Risks--AntiTakeover
                                    Provisions."

                                    Secondary Market for the Fund's Common
                                    Shares. The issuance of Common Shares
                                    through the Fund's Dividend Reinvestment
                                    Plan may have an adverse effect on the
                                    secondary market for the Fund's Common
                                    Shares. The increase in the number of
                                    outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued, may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the Exchange or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

                                    Lending Portfolio Securities. To generate additional income, the Fund may lend portfolio securities in an amount up to 20% of Managed Assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should a borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

                            SUMMARY OF FUND EXPENSES


     The purpose of the table below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly.


SHAREHOLDER TRANSACTION EXPENSES
     Sales load paid by you (as a percentage of offering price) ..........................................   4.50%
     Offering expenses borne by the Fund (as a percentage of offering price)..............................    .20%(1)
     Dividend Reinvestment Plan fees......................................................................    None(2)


                                                                                            PERCENTAGE OF NET ASSETS ATTRIBUTABLE
                                                                                                       TO COMMON SHARES
ANNUAL EXPENSES

     Management fees(3) ..................................................................................   %
     Other expenses.......................................................................................   %
          Total annual expenses...........................................................................   %

-------------------

 (1) The Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of certain underwriter expenses) that exceed .20% (or $.04 per Common
     Share) of the Fund's aggregate offering price. Assuming the Fund issues
            Common Shares ($     , the Fund's offering costs are estimated
     to be $    . Of this amount, the Fund, and therefore Common Shareholders,
     would bear $   , or $.04 per Common Share, and the Adviser would bear $  .

 (2) You will pay a $15.00 transaction fee and brokerage charges if you direct American Stock Transfer & Trust Company, as agent for the Common Shareholders (the "Plan Agent"), to sell your Common Shares held in a dividend reinvestment account.

 (3) Represents the aggregate fee payable to the Adviser (a portion of which is paid by the Adviser to the Sub-Adviser).


     The expenses shown in the table under "Other expenses" and "Total annual expenses" are based on estimated amounts for the Fund's first full year of operations and assume that the Fund issues approximately Common Shares. If the Fund issues fewer Common Shares than the number estimated above, the Fund's expenses as a percentage of net assets attributable to Common Shares is likely to be higher. See "Management of the Fund" and "Dividend Reinvestment Plan."

     The following example illustrates the expenses (including the sales load of $45 and estimated offering expenses of this offering of $2) that you would pay on a $1,000 investment in Common Shares, assuming (1) total net annual expenses of % of net assets attributable to Common Shares and (2) a 5% annual return*:


               1 YEAR            3 YEARS          5 YEARS           10 YEARS
                  $                 $                $                 $

-------------------

     * THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The example assumes that the estimated "Other expenses" set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Moreover, the Fund's actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

                                    THE FUND

     The Fund is a newly organized, diversified, closed-end management investment company registered under the 1940 Act. The Fund was organized on February 20, 2008, as a Massachusetts business trust pursuant to a Declaration of Trust (the "Declaration of Trust"). As a newly organized entity, the Fund has no operating history. The Fund's principal office is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, and its telephone number is (630) 2414141. Investment in the Fund involves certain risks and special considerations, including risks associated with the Fund's use of Leverage. See "Risks."

                                 USE OF PROCEEDS

     The net proceeds of the offering of Common Shares will be approximately $ ($ if the Underwriters exercise the overallotment option in full) after payment of the estimated offering costs. The Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of certain underwriter expenses) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price. The Fund will invest the net proceeds of the offering in accordance with the Fund's investment objective and policies as stated below. The Fund expects it will be able to invest substantially all of the net proceeds in securities that meet the Fund's investment objective and policies within three months after the completion of the offering. Pending such investment, it is anticipated that the proceeds will be invested in cash or cash equivalents.

                             THE FUND'S INVESTMENTS

INVESTMENT OBJECTIVE AND POLICIES

     The Fund's investment objective is to seek current income. There can be no assurance that the Fund's investment objective will be achieved.

     The Fund's investment objective and the investment restrictions listed in the SAI are considered fundamental and may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and the holders of the outstanding Preferred Shares voting as a single class. The remainder of the Fund's investment policies, including its investment strategy, are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval, provided that shareholders receive at least 60 days' prior written notice of any such change adopted by the Board of Trustees. As defined in the 1940 Act, when used with respect to particular shares of the Fund, a "majority of the outstanding" voting securities means (i) 67% or more of the shares present at a meeting, if the holders of more than 50% of the shares are present or represented by proxy, or (ii) more than 50% of the shares, whichever is less.

INVESTMENT PHILOSOPHY AND PROCESS


     The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets in a diversified portfolio of: (i) fixed-income and equity securities issued by Banks and (ii) asset-backed securities secured by, or payable from, pools of Bank securities, in each case that the Sub-Adviser believes offer attractive opportunities for current income. Banks, thrifts, credit unions and non-bank finance companies, or holding companies thereof, comprise various industries within the financials sector. Banks are federally- or state-chartered entities which issue federally-insured deposits and whose businesses are derived primarily from commercial lending operations and have significant business activity in retail banking and lending to small and medium sized businesses. Thrifts and credit unions are federally- or state-chartered entities which issue various federally-insured deposit accounts and provide services to customers such as demand, savings and time deposit accounts and a variety of lending and related services. Non-bank finance companies are state-chartered issuers who do not issue federally-insured deposits and are providers of specialized financial services and typically derive a majority of revenue from one specialized line of business, such as lease finance or mortgage lending. The Fund will concentrate its investments in securities of companies within industries in the financials sector. The concentration of the Fund's assets in a group of industries is likely to present more risks than a fund that is broadly diversified over several groups of industries. Recent instability in the credit and capital markets has affected the quality of certain bank assets leading many banks to write down or write-off the value these assets and has made it more difficult for a number of companies in the financials sector to issue debt securities and obtain financing or refinancing for their investment or lending activities or operations. These developments may increase the volatility of the value of the securities owned by the Fund, which could, in turn, affect the NAV and market price of the Fund's Common Shares.

     The Fund will invest at least 80% of its Managed Assets in Bank Securities. Bank Securities may include, but are not limited to, bank deposits, bank stock loans, subordinated debt, trust preferred securities, preferred stock, convertible debt, common stock, and derivatives of the foregoing, including credit linked notes and credit default swaps whose performance is tied to Bank Securities. In addition, Bank Securities may also include asset-backed securities secured by, or payable from, pools of Bank Securites. The Fund may also invest up to 20% of its Managed Assets in Bank Assets, which may include, but are not limited to, corporate loans, residential and commercial real estate loans and municipal securities.

     In selecting securities for the Fund's portfolio, the Sub-Adviser will generally emphasize a defensive approach to the investment process, focusing on rigorous credit, relative value, asset coverage and "worst case scenario" analysis. The Sub-Adviser will employ a multi-tiered investment process to ensure that each investment opportunity is given a detailed review for credit and portfolio fit prior to any final investment decision being made. Utilizing its in-house research system comprised of both internal and external resources, the Sub-Adviser will conduct an initial screening and analysis of each investment opportunity to develop a preliminary view of the underlying credit. The Sub-Adviser will generally analyze various factors including but not limited to: the relative position of the institution within its geography and business specialty; general strength of the firm in the context of macro-economic factors; historical return on assets, net interest margin, return on equity, loan losses and reserve levels; leverage and strength of the balance sheet; asset underwriting and exceptions policies; and asset concentrations. After this analysis, a summary report on an institution's financial condition and operation performance will be developed. If an investment opportunity passes this first screen, it will then be presented to the Sub-Adviser's Credit Committee. The Sub-Adviser's Credit Committee will determine whether or not to proceed with the investment opportunity. Unanimous approval of an investment opportunity by the Sub-Adviser's Credit Committee is required before an opportunity is presented to the Sub-Adviser's Investment Committee. The Sub-Adviser's Investment Committee will make the final decision concerning the timing and amount of securities to be purchased. On an ongoing basis, the Sub-Adviser will monitor the Fund's portfolio on a macro-level and on an individual credit basis with a view towards anticipating and limiting the impact of negative credit events.


PORTFOLIO COMPOSITION


     The Fund's portfolio will be composed principally of the following investments. A more detailed description of the Fund's investment policies and restrictions and more detailed information about the Fund's portfolio investments are contained in the SAI. The Fund's portfolio securities are either issued by Banks or are securities of a type typically held by Banks. The securities in which the Fund will invest may have fixed or variable principal payments and different types of interest rate and dividend payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features.

     Trust Preferred Securities. Trust preferred securities are limited-life securities typically issued by business trusts affiliated with a Bank or bank holding company. In a typical transaction, a Bank or bank holding company establishes an affiliated business trust which issues trust preferred securities to investors. Proceeds from the sale of the trust preferred securities are paid to the Bank or bank holding company which in turn issues interest-bearing notes or subordinated debentures to the business trust. The maturity and dividend rate of the trust preferred securities are structured to match the maturity and coupon interest rate of the interest-bearing notes or subordinated debentures underlying the trust preferred securities. Trust preferred securities usually mature on the stated maturity date of the interest-bearing notes or subordinated debentures underlying the trust preferred securities and may be redeemed or liquidated prior to the stated maturity date of such instruments for any reason on or after their stated call date or upon the occurrence of certain extraordinary circumstances at any time. Distributions from trust preferred securities will not generally qualify for favorable treatment as qualified dividend income. The Fund may invest in certain forms of trust preferred securities that have conversion features as described below under "Portfolio Composition--Convertible Securities."

     Fixed-Income Securities. Fixed-income securities are debt obligations issued by Banks or corporations. Fixed-income securities may be either secured or unsecured. Collateral used for secured debt includes, but is not limited to, real property, machinery, equipment, accounts receivable, stocks, bonds or notes. If a fixed-income security is unsecured, it is known as a debenture. Bondholders, as creditors, have a prior legal claim over common and preferred stockholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors if liens or mortgages are involved. Interest on fixed-income securities may be fixed or floating, or the securities may be zero coupon bonds which pay no interest. Interest on fixed-income securities is typically paid semi-annually and is fully taxable to the bondholder. Fixed-income securities contain elements of both interest rate risk and credit risk. The market value of a fixed-income security generally may be expected to rise and fall inversely with interest rates and may also be affected by the credit rating of the issuer, the issuer's performance and perceptions of the issuer in the marketplace. Fixed-income securities usually yield more than government or agency bonds due to the presence of credit risk.


     Preferred Stock. Preferred stock represents an equity ownership interest in a Bank or corporation, but generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from liquidation of the issuer. Some preferred stock also entitles their holders to receive additional liquidation proceeds on the same basis as holders of an issuer's common stock. Some preferred stock offers a fixed rate of return with no maturity date, which, because they never mature, act like long-term bonds, can be more volatile than other types of preferred stock and may have heightened sensitivity to changes in interest rates. Other preferred stock has a variable dividend, generally determined on a quarterly or other periodic basis, either according to a formula based upon a specified premium or discount to the yield on particular U.S. Treasury securities or based on an auction process, involving bids submitted by holders and prospective purchasers of such stocks. Because preferred stock represents an equity ownership interest in a company, its value usually will react more strongly than bonds and other debt instruments to actual or perceived changes in a company's financial condition or prospects or to fluctuations in the equity markets. Preferred stockholders generally have no voting rights, or their voting rights are limited to certain extraordinary transactions or events. Certain of the preferred stocks in which the Fund may invest may be convertible preferred stocks, which have characteristics similar to convertible securities as described below in "Portfolio Composition--Convertible Securities."

     Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that entitle the holder to acquire common stock or other equity securities of the same or a different issuer. Convertible securities have general characteristics similar to both debt and equity securities. A convertible security generally entitles the holder to receive interest or preferred dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a debt obligation. A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by the Fund is called for redemption, the Fund would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party, which may have an adverse effect on the Fund's ability to achieve its investment objective. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. The value of a convertible security is a function of: (i) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege; and (ii) its worth if converted into the underlying common stock.

     Common Stock. The Fund may invest up to 20% of its Managed Assets in common stocks. Common stock represents an equity ownership interest in a corporation, providing voting rights and entitling the holder to a share of the company's success through dividends and/or capital appreciation. In the event of liquidation, common stockholders have rights to a company's remaining assets after bond holders, other debt holders, and preferred stockholders have been paid in full. Typically, common stockholders are entitled to one vote per share to elect the company's board of directors (although the number of votes is not always directly proportional to the number of shares owned). Common stockholders also receive voting rights regarding other company matters such as mergers and certain important company policies, such as issuing securities to management. In addition to voting rights, common stockholders sometimes enjoy what are called "preemptive rights." Preemptive rights allow common stockholders to maintain their proportional ownership in the company in the event that the company issues another offering of stock. This means that common stockholders with preemptive rights have the right but not the obligation to purchase as many new shares of the stock as it would take to maintain their proportional ownership in the company.


     Asset-Backed Securities. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, debt securities, Bank Securities, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. These assets are securitized through the use of trusts and special purpose vehicles or corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans or accounts, which payment may be affected adversely by general downturns in the economy. Asset-backed securities are subject to the same risk of prepayment described above with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities. CDOs, CBOs and CLOs are examples of types of asset-backed securities.


     Mortgage-Backed Securities. Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property and include single- and multi-class pass-through securities and collateralized mortgage obligations. U.S. government mortgage-backed securities include mortgage-backed securities issued or guaranteed as to the payment of principal and interest (but not as to market value) by the Government National Mortgage Association (also known as Ginnie
Mae), the Federal National Mortgage Association (also known as Fannie Mae), the Federal Home Loan Mortgage Corporation (also known as Freddie Mac) or other government-sponsored enterprises. Other mortgage-backed securities are issued by private issuers. Private issuers are generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. Payments of principal and interest (but not the market value) of such private mortgage-backed securities may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

     Non-governmental mortgage-backed securities may offer higher yields than those issued by government entities, but may also be subject to greater price changes than governmental issues.

     Some mortgage-backed securities, such as collateralized mortgage obligations, make payments of both principal and interest at a variety of intervals; others make semi-annual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Stripped mortgage-backed securities are created when the interest and principal components of a mortgage-backed security are separated and sold as individual securities. In the case of a stripped mortgage-backed security, the holder of the principal-only, or "PO," security receives the principal payments made by the underlying mortgage, while the holder of the interest-only, or "IO," security receives interest payments from the same underlying mortgage.

     Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. These securities often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities' effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of the Fund's portfolio at the time the Fund receives the payments for reinvestment.

     Collateralized Debt Obligations. A CDO is an asset-backed security whose underlying collateral is typically a portfolio of bonds, bank loans, trust preferred securities, senior and subordinated debt, other structured finance securities and/or synthetic instruments. Where the underlying collateral is a portfolio of bonds, a CDO is referred to as a CBO. Where the underlying collateral is a portfolio of bank loans, a CDO is referred to as a CLO. CDOs may also be backed by a pool of credit derivatives, including credit default swaps, forward contracts and options. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are generally issued by CDOs, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated debt and equity (also known as residual interests), according to their degree of risk. If there are defaults or a CDO's collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine or subordinated-equity tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated-equity tranches. CDOs are subject to the same risk of prepayment described with respect to asset-backed and mortgage-backed securities described above.

     Municipal Securities. Municipal securities are either general obligation or revenue bonds and typically are issued to finance public projects (such as roads or public buildings), to pay general operating expenses or to refinance outstanding debt. Municipal securities also may be issued on behalf of private entities or for private activities, such as housing, medical and educational facility construction, or for privately owned industrial development and pollution control projects. General obligation bonds are backed by the full faith and credit, or taxing authority, of the issuer and may be repaid from any revenue source; revenue bonds may be repaid only from the revenues of a specific facility or source.

     Foreign Securities. While the Fund intends to invest primarily in securities of U.S. issuers, the Fund may invest up to 20% of its Managed Assets in securities (equity or debt) of issuers located outside the U.S., including issuers in developed and emerging markets. For purposes of this limitation, securitization vehicles domiciled in the Cayman Islands or other jurisdictions outside of the U.S. which issue debt and residual interests backed by Bank Securities and/or Bank Assets of predominantly U.S. issuers are not considered foreign securities. Foreign securities include securities issued or guaranteed by companies organized under the laws of countries other than the U.S., securities issued or guaranteed by foreign, national, provincial, state, municipal or other governments with taxing authority or by their agencies or instrumentalities and debt obligations of supranational governmental entities such as the World Bank or European Union. These securities may be U.S. dollar-denominated or non-U.S. dollar-denominated. Foreign securities also include U.S. dollar-denominated debt obligations, such as "Yankee Dollar" obligations, of foreign issuers and of supra-national government entities. Yankee Dollar obligations are U.S. dollar-denominated obligations issued in the U.S. capital markets by foreign corporations, banks and governments. Foreign securities also may be traded on foreign securities exchanges or in over-the-counter capital markets.

     Credit Linked Notes. Credit linked notes are structured securities typically issued by banks whose principal and interest payments are contingent on the performance of the reference issuer. Credit linked notes are created by embedding a credit default swap in a funded asset to form an investment whose credit risk and cash flow characteristics resemble those of a bond or loan. These credit linked notes pay an enhanced coupon to the investor for taking on the added credit risk of the reference issuer.

     Credit Default Swaps. The Fund may invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered Leverage. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement.

     Loans. The Fund may invest a portion of its assets in loan participations and other direct claims against a borrower. The Sub-Adviser believes corporate loans to be high-yield debt instruments if the issuer has outstanding debt securities rated below-investment grade or has no rated securities. The corporate loans in which the Fund may invest primarily consist of direct obligations of a borrower and may include debtor-in-possession financings pursuant to Chapter 11 of the U.S. Bankruptcy Code, obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code, leveraged buy-out loans, leveraged recapitalization loans, receivables purchase facilities, and privately placed notes. The Fund may invest in a corporate loan at origination as a co-lender or by acquiring in the secondary market participations in, assignments of or novations of a corporate loan. By purchasing a participation, the Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The participations typically will result in the Fund having a contractual relationship only with the lender, not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer the Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower's obligation, or that the collateral can be liquidated. Direct debt instruments may involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the Fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The markets in loans are not regulated by federal securities laws or the SEC.

     As in the case of other high-yield investments, such corporate loans may be rated in the lower rating categories of the established rating services (such as "Ba" or lower by Moody's or "BB" or lower by S&P or Fitch), or may be unrated investments determined to be of comparable quality by the Sub-Adviser. As in the case of other high-yield investments, such corporate loans can be expected to provide higher yields than lower yielding, higher rated fixed-income securities, but may be subject to greater risk of loss of principal and income. There are, however, some significant differences between corporate loans and high-yield bonds. Corporate loan obligations are frequently secured by pledges of liens and security interests in the assets of the borrower, and the holders of corporate loans are frequently the beneficiaries of debt service subordination provisions imposed on the borrower's bondholders. These arrangements are designed to give corporate loan investors preferential treatment over high-yield investors in the event of deterioration in the credit quality of the issuer. Even when these arrangements exist, however, there can be no assurance that the borrowers of the corporate loans will repay principal and/or pay interest in full. Corporate loans generally bear interest at rates set at a margin above a generally recognized base lending rate that may fluctuate on a day-to-day basis, in the case of the prime rate of a U.S. bank, or which may be adjusted on set dates, typically 30 days but generally not more than one year, in the case of the London Interbank Offered Rate ("LIBOR"). Consequently, the value of corporate loans held by the Fund may be expected to fluctuate significantly less than the value of other fixed rate high-yield instruments as a result of changes in the interest rate environment; however, the secondary dealer market for certain corporate loans may not be as well developed as the secondary dealer market for high-yield bonds and, therefore, presents increased market risk relating to liquidity and pricing concerns.


     Below-Investment Grade Securities. The Fund may invest up to 40% of its investments in fixed-income securities that are rated below-investment grade. Except with respect to up to 5% of its Managed Assets, fixed-income securities purchased by the Fund will be rated, at the time of investment, at least "CCC" (or a comparable rating) by at least one NRSRO or, if unrated, determined to be of comparable quality by the Sub-Adviser. The ratings of a rating agency represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, duration, coupon, and rating may have different yields.

     If a security owned by the Fund is subsequently downgraded, the Fund will not be required to dispose of such security. If a downgrade occurs, the Sub-Adviser will consider what action, including the sale of such security, is in the best interest of the Fund and its Common Shareholders.


     Because the risk of default is higher for below-investment grade securities than investment grade securities, the Sub-Adviser's research and credit analysis will be an especially important part of managing securities of this type. The Sub-Adviser will attempt to identify those issuers of below-investment grade securities whose financial condition the Sub-Adviser believes are adequate to meet future obligations or who have improved or are expected to improve in the future. The Sub-Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects and the experience and managerial strength of the issuer.

     Distressed Securities. The Fund may invest up to 5% of its Managed Assets in distressed securities. Distressed securities are securities issued by a company in a bankruptcy reorganization proceeding or rated less than "Caa" by Moody's, "CCC" by S&P or Fitch, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Sub-Adviser. At times, distressed securities may not produce current income. Although distressed securities are particularly speculative investments, the Sub-Adviser believes they may provide the opportunity for enhanced income and/or capital appreciation.


     Illiquid and Restricted Securities. The Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). Investments currently considered to be illiquid include, among others, repurchase agreements not entitling the holder to repayment of principal and payment of interest within seven days, non-government stripped fixed-rate mortgage-backed securities, and over-the-counter options and other derivatives. In the absence of readily available market quotations, a committee appointed by the Fund's Board of Trustees will price illiquid investments at a fair value as determined in good faith. Valuing illiquid securities typically requires greater judgment than valuing securities for which there is an active trading market. The market price of illiquid securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of illiquid securities. Investment of the Fund's assets in illiquid securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid securities.

     The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933 Act, as amended (the "1933 Act"). The restriction on public sale may make it more difficult to value such securities, limit the Fund's ability to dispose of them and lower the amount the Fund could realize upon their sale. Because they are not registered, restricted securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity.

     Other Securities. New financial products continue to be developed, and the Fund may invest in any products that may be developed to the extent consistent with its investment objective and the regulatory and federal tax requirements applicable to investment companies.

     Short-Term Debt Securities; Temporary Defensive Position; Invest-Up Period. During the period in which the net proceeds of the offering of Common Shares are being invested, or during periods in which the Adviser or Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash or cash equivalents. The Adviser's or Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, Common Shares of the Fund may be adversely affected and the Fund may not pursue or achieve its investment objective. For a further description of these temporary investments, see the SAI under "Investment Policies and Techniques--Portfolio Composition."

INVESTMENT PRACTICES

     Strategic Transactions. The Fund may, but is not required to, use various Strategic Transactions to seek to (i) reduce interest rate risks arising from any use of Leverage (as defined on page 32 of this prospectus), (ii) facilitate portfolio management, (iii) mitigate other risks, including interest rate, currency and credit risks, and/or (iv) earn income. Strategic Transactions are generally accepted under modern portfolio management theory and are regularly used by many investment companies and other institutional investors. Although the Sub-Adviser seeks to use such practices to further the Fund's investment objective, no assurance can be given that the Sub-Adviser will engage in any of these practices or that these practices will achieve the desired result.

     The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, currencies, equity, fixed-income, currency and/or interest rate indices and other financial instruments, purchase and sell financial futures contracts and options thereon and enter into various interest rate and currency transactions such as swaps, caps, floors or collars or credit transactions, total rate of return swap transactions, credit default swaps and other credit derivative instruments. The Fund also may purchase derivative instruments that combine features of these instruments. The Fund generally seeks to use Strategic Transactions as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate and currency exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund's portfolio or establish positions in the derivatives markets as a substitute for purchasing or selling particular securities. The Fund may use derivatives for non-hedging purposes to enhance potential gain.

     Strategic Transactions have risks including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund which create the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction; and illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to Strategic Transactions are not otherwise available to the Fund for investment purposes. See "Risks--Derivatives Risk" in this prospectus and "Other Investment Policies and Techniques" in the SAI for further information on Strategic Transactions and their risks.

     Lending Portfolio Securities. To generate additional income, the Fund may lend portfolio securities in an amount up to 20% of Managed Assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should the borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

     Portfolio Turnover. The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 40% under normal circumstances. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. There are no limits on the rate of portfolio turnover, and investments may be sold without regard to length of time held when the Fund's investment strategy so dictates. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. See "Federal Tax Matters."



                                      RISKS

     Risk is inherent in all investing. The following discussion summarizes the principal risks that you should consider before deciding whether to invest in the Fund. For additional information about the risks associated with investing in the Fund, see "Additional Information About the Fund's Investments and Investment Risks" in the SAI.

NO OPERATING HISTORY

     The Fund is a newly organized, diversified, closed-end management investment company with no operating history. It is designed for long-term investing and not as a vehicle for trading.

INVESTMENT AND MARKET RISK

     An investment in Common Shares is subject to investment risk, including the possible loss of the entire principal amount that you invest. Your investment in Common Shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Fund invests will affect the value of the Common Shares. Your Common Shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

MANAGEMENT RISK

     The Fund is subject to management risk because it is an actively managed portfolio. The Adviser and the Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

SUB-ADVISER RISK

     The Sub-Adviser, StoneCastle Advisors, LLC, is an entity founded in 2003 with limited management and operating history compared to larger, more established entities. As such, the Sub-Adviser's financial resources are more limited than those of larger, more-established entities. In addition, the Sub-Adviser is dependent upon the experience and expertise of certain key personnel in providing services with respect to the Fund's investments. If the Sub-Adviser were to lose the services of these individuals, its ability to service the Fund could be adversely affected.



FINANCIAL COMPANIES RISK


     The Fund will invest at least 80% of its Managed Assets in Bank Securities and, therefore, the Fund's portfolio holdings will be concentrated in securities of companies within industries in the financials sector. A fund concentrated in a single industry or group of industries is likely to present more risks than a fund that is broadly diversified over several industries or groups of industries. Compared to the broad market, an individual sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes. Financial companies in general are subject to extensive governmental regulation, which may change frequently. The profitability of financial companies is largely dependent upon the availability and cost of capital, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of financial companies. Financial companies can be highly dependent upon access to capital markets and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects could adversely affect its business. Recent instability in the credit and capital markets has affected the quality of certain bank assets leading many banks to write down or write-off the value these assets and has made it more difficult for a number of companies in the financials sector to issue debt securities and obtain financing or refinancing for their investment or lending activities or operations. There is a risk that such issuers will be unable to successfully complete such financings or refinancings. In particular, because of the current conditions in the credit markets, issuers of debt securities may be subject to increased cost for debt, tightening underwriting standards and reduced liquidity for loans they make, securities they purchase and securities they issue. There is also a risk that developments in sectors of the credit markets in which the Fund does not invest may adversely affect the liquidity and the value of securities in sectors of the credit markets in which the Fund does invest, including securities owned by the Fund. Adverse developments relating to sub-prime mortgages have been adversely affecting the willingness of some lenders to extend credit, in general, which may make it more difficult for issuers of debt securities to finance their operations. These developments may increase the volatility of the value of securities owned by the Fund and make it more difficult for the Fund to accurately value its securities or to sell its securities on a timely basis. These developments may also adversely affect the broader economy, which in turn may adversely affect the ability of issuers of securities owned by the Fund to make payments of principal and interest when due, leading to lower credit ratings and increased defaults. Financial companies can also be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.


     Financial companies in a given country may be subject to greater governmental regulation than many other industries, and changes in governmental policies and the need for regulatory approval may have a material effect on the services offered by companies in the financial services industry. Governmental regulation may limit both the financial commitments Banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

     Financial companies are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance based upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulties of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those in Japan and certain Asian countries, have reported financial difficulties attributed to increased competition, regulatory changes and general economic conditions.

     The financial industry in the U.S. currently is changing relatively rapidly as historical distinctions between various industry segments become less clear. For instance, recent business combinations have included insurance, finance, investment management services and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment management firms, like banks, are subject to government regulation and risk due to securities trading and underwriting activities.

     Under current regulations of the SEC, the Fund may not invest more than 5% of its total assets in the securities of any company that derives more than 15% of its gross revenues from securities brokerage, underwriting or investment management activities. In addition, the Fund may not acquire more than 5% of the outstanding equity securities, or more than 10% of the outstanding principal amount of debt securities, of any such company. This may limit the Fund's ability to invest in certain companies.

     In addition to the risks of the Fund's investments in financial companies generally, investments in certain types of financial companies are subject to additional risks.

     Banks may invest and operate in an especially highly regulated environment and are subject to extensive supervision by numerous federal and state regulatory agencies, including, but not limited to, the Federal Reserve Board, the Federal Deposit Insurance Corporation and state banking authorities. Such regulation is intended primarily for the protection of bank depositors and customers rather than for the benefit of investors. Changes in regulations and governmental policies and accounting principles could adversely affect the business and operations of banks in which the Fund invests.

     Savings institutions frequently have a large proportion of their assets in the form of loans and securities secured by residential real estate. As a result, the financial condition and results of operations of such savings institutions would likely be affected by the conditions in the residential real estate markets in the areas in which these savings institutions do business.

     Finance companies can be highly dependent upon access to capital markets, and any impediments to such access, such as general economic conditions or a negative perception in the capital markets of a company's financial condition or prospects, could adversely affect its business. Leasing companies can also be negatively impacted by changes in tax laws which affect the types of transactions in which such companies engage.

SMALL AND MEDIUM CAP COMPANY RISK

     The Fund expects that a significant portion of its Managed Assets will be invested in securities issued by companies with small or medium market capitalizations. Compared to investment companies that focus only on large capitalization companies, the Fund's share price may be more volatile because the Fund will invest in small and medium capitalization companies. Compared to large companies, small and medium capitalization companies are more likely to have: (i) more limited product lines or markets and less mature businesses; (ii) fewer capital resources; (iii) more limited management depth; and (iv) shorter operating histories. Furthermore, compared to large capitalization stocks, the securities of small and medium capitalization companies are more likely to experience sharper swings in market values, be harder to sell at times and at prices that the Sub-Adviser believes appropriate, and offer greater potential for gains and losses.

TRUST PREFERRED SECURITIES RISK


     The Fund many invest in trust preferred securities, which are limited-life securities typically issued by business trusts affiliated with a Bank or bank holding company. In a typical transaction, a Bank or bank holding company establishes an affiliated business trust which issues trust preferred securities to investors. Proceeds from the sale of the trust preferred securities are paid to the Bank or bank holding company which in turn issues interest-bearing notes or subordinated debentures to the business trust, the interest rate and maturity of which match the trust preferred securities. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction and do not constitute qualified dividend income. Trust preferred securities prices fluctuate for several reasons including changes in investors' perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment and the risk that a trust preferred security may be called for redemption in a falling interest rate environment. Certain of the other risks unique to trust preferred securities include: (i) distributions on trust preferred securities will be made only if interest payments on the interest-bearing notes or subordinated debentures underlying the trust preferred securities are made; (ii) a Bank or bank holding company issuing the interest-bearing notes or subordinated debentures underlying the trust preferred securities may defer interest payments on these instruments for up to 20 consecutive quarters, or in certain instances for longer periods of time, and if such election is made, distributions will not be made on the trust preferred securities during the deferral period; (iii) certain tax or regulatory events may trigger the redemption of the interest-bearing notes or subordinated debentures underlying the trust preferred securities by the issuing Bank or bank holding company and result in prepayment of the trust preferred securities prior to their stated maturity date; (iv) future legislation may be proposed or enacted that may prohibit a Bank or bank holding company from deducting its interest payments on the interest-bearing notes or subordinated debentures underlying the trust preferred securities for tax purposes, making redemption of these instruments likely; (v) a Bank or bank holding company may redeem the interest-bearing notes or subordinated debentures underlying the trust preferred securities in whole at any time or in part from time to time on or after a stated call date; (vi) trust preferred securities holders have very limited voting rights; and (vii) payment of interest on the interest-bearing notes or subordinated debentures, and therefore distributions on the trust preferred securities, is dependent on the financial condition of the issuing Bank or bank holding company.

     The Fund may also invest in new forms of trust preferred securities that have conversion features as described below under "Risks--Convertible Securities Risk."

FIXED-INCOME SECURITIES RISK

     The Fund may invest in fixed-income securities. Fixed-income securities, including high-yield securities, are subject to certain risks, including:

         o Issuer Risk. The value of fixed-income securities may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer's goods and services.

         o Interest Rate Risk. Interest rate risk is the risk that fixed-income securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall. During periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected prepayments. This may lock in a below-market yield, increase the security's duration and reduce the value of the security. Investments in debt securities with long-term maturities may experience significant price declines if long-term interest rates increase.

         o Prepayment Risk. During periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest the proceeds from such prepayment in lower yielding securities. This is known as call or prepayment risk. Debt securities frequently have call features that allow the issuer to repurchase the security prior to its stated maturity. An issuer may redeem an obligation if the issuer can refinance the debt at a lower cost due to declining interest rates or an improvement in the credit standing of the issuer.

         o Reinvestment Risk. Reinvestment risk is the risk that income from the Fund's portfolio will decline if the Fund invests the proceeds from matured, traded or called bonds at market interest rates that are below the Fund portfolio's current earnings rate. A decline in income could affect the Common Shares' market price or the overall return of the Fund.

PREFERRED STOCK RISK

     Preferred stocks are unique securities that combine some of the characteristics of both common stocks and bonds. Preferred stocks generally pay a fixed rate of return and are sold on the basis of current yield, like bonds. However, because they are equity securities, preferred stocks provide equity ownership of a Bank or company, and the income is paid in the form of dividends. Preferred stocks typically have a yield advantage over common stocks as well as comparably-rated fixed-income investments. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions. Certain of the preferred stocks in which the Fund may invest may be convertible preferred stocks, which have risks similar to convertible securities as described below in "Risks--Convertible Securities Risk."

CONVERTIBLE SECURITIES RISK

     Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Similar to traditional fixed-income securities, the market values of convertible securities tend to decline as interest rates increase and, conversely, to increase as interest rates decline. However, when the market price of the common stock underlying a convertible security exceeds the conversion price, the convertible security tends to reflect the market price of the underlying common stock. As the market price of the underlying common stock declines, the convertible security tends to trade increasingly on a yield basis and thus may not decline in price to the same extent as the underlying common stock. Convertible securities rank senior to common stocks in an issuer's capital structure and consequently entail less risk than the issuer's common stock. Examples of convertible securities include convertible preferred stock and convertible debt.

ASSET-BACKED SECURITIES RISK

     Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as, among other things, debt securities, Bank Securities, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements or a combination of the foregoing. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds or other credit enhancements. Asset-backed security values may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables or the entities providing the credit enhancement. In addition, these securities may be subject to prepayment risk. CDOs, CBOs, and CLOs are examples of types of asset-backed securities.

CREDIT AND BELOW-INVESTMENT GRADE SECURITIES RISK

     Credit risk is the risk that one or more securities in the Fund's portfolio will decline in price, or the issuer thereof will fail to pay interest or principal when due. The Fund may invest up to 40% of its investments in fixed-income securities that are rated below-investment grade. Below-investment grade fixed-income securities are securities rated below "Baa3" by Moody's, below "BBB-" by S&P or Fitch, comparably rated by another NRSRO or, if unrated, determined by the Sub-Adviser to be of comparable credit quality. Below-investment grade instruments are commonly referred to as high-yield securities or "junk" bonds and are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high-yield securities tend to be very volatile, and these securities are generally less liquid than investment grade securities. For these reasons, your investment in the Fund is subject to the following specific risks: (i) increased price sensitivity to changing interest rates and to a deteriorating economic environment; (ii) greater risk of loss due to default or declining credit quality; (iii) adverse company specific events more likely to render the issuer unable to make interest and/or principal payments; and (iv) negative perception of the high-yield market which may depress the price and liquidity of high-yield securities.

     Adverse changes in economic conditions are more likely to lead to a weakened capacity of a high-yield issuer to make principal payments and interest payments than an investment grade issuer. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity.

     The secondary market for high-yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high-yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high-yield securities than for higher quality instruments. Under adverse market or economic conditions, the secondary market for high-yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. As a result, the Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's NAV.

COMMON STOCK RISK

     The Fund may invest up to 20% of its Managed Assets in common stocks. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. In addition, the prices of common stocks are sensitive to general movements in the stock market, and a drop in the stock market may depress the prices of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting an issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The value of the common stocks in which the Fund may invest will be affected by changes in the stock markets generally, which may be the result of domestic or international political or economic news, changes in interest rates or changing investor sentiment. At times, stock markets can be volatile and stock prices can change substantially. The common stocks of smaller companies are more sensitive to these changes than those of larger companies. Common stock risk will affect the Fund's NAV per share, which will fluctuate as the value of the securities held by the Fund change.

SENIOR LOAN RISK

     The Fund may invest in Senior Loans issued by Banks, other financial institutions, and other investors to corporations, partnerships, limited liability companies and other entities to finance leveraged buyouts, recapitalizations, mergers, acquisitions, stock repurchases, debt refinancings and, to a lesser extent, for general operating and other purposes. An investment in Senior Loans involves risk that the borrowers under Senior Loans may default on their obligations to pay principal or interest when due. In the event a borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the NAV of the Fund. If the Fund acquires a Senior Loan from another lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that lender.

     The Fund will generally invest in Senior Loans that are secured with specific collateral. However, there can be no assurance that liquidation of collateral would satisfy the borrower's obligation in the event of non-payment or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund could experience delays and limitations on its ability to realize the benefits of the collateral securing the Senior Loan. Senior Loans are typically structured as floating rate instruments in which the interest rate payable on the obligation fluctuates with interest rate changes. As a result, the yield on Senior Loans will generally decline in a falling interest rate environment causing the Fund to experience a reduction in the income it receives from a Senior Loan. Senior Loans are generally below-investment grade quality and may be unrated at the time of investment; are generally not registered with the SEC or state securities commissions; and are generally not listed on any securities exchange. In addition, the amount of public information available on Senior Loans is generally less extensive than that available for other types of assets.

MORTGAGE-BACKED SECURITIES RISK

     The Fund may invest in both residential and commercial mortgage-backed securities. Mortgage-backed securities may have less potential for capital appreciation than comparable fixed-income securities, due to the likelihood of increased prepayments of mortgages as interest rates decline. If the Fund buys mortgage-backed securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which usually may be made at any time without penalty) may result in some loss of the Fund's principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of mortgage-backed securities may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security's effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of mortgage-backed securities may also change due to shifts in the market's perception of issuers and regulatory or tax changes adversely affecting the mortgage securities markets as a whole. In addition, mortgage-backed securities are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk.

     The Fund may also invest in mortgage-backed securities which are IO securities and PO securities. An IO security receives some or all of the interest portion of the underlying collateral and little or no principal. A reference principal value called a notional value is used to calculate the amount of interest due. IOs are sold at a deep discount to their notional principal amount. A PO security does not receive any interest, is priced at a deep discount to its redemption value and ultimately receives the redemption value. Generally speaking, when interest rates are falling and prepayment rates are increasing, the value of a PO security will rise and the value of an IO security will fall. Conversely, when interest rates are rising and prepayment rates are decreasing, generally the value of a PO security will fall and the value of an IO security will rise.

     In addition to the foregoing, residential mortgage-backed securities are subject to additional risks, including:

         o Recent Developments in the Residential Mortgage Market. The U.S. residential mortgage market has recently encountered various difficulties and changed economic conditions. Delinquencies and losses with respect to residential mortgage loans generally have increased and may continue to increase, particularly in the sub-prime sector. In addition, recently, residential property values in various states have declined or remained stable, after extended periods of appreciation. A continued decline or an extended flattening in those values may result in additional increases in delinquencies and losses on residential mortgage loans generally. Another factor that may have contributed to, and may in the future result in, higher delinquency rates is the increase in monthly payments on adjustable rate mortgage loans. Any increase in prevailing market interest rates may result in increased payments for borrowers who have adjustable rate mortgage loans.

         o Junior Liens. If a residential mortgage obligation is secured by a junior lien, it will be subordinate to the rights of the mortgagees or beneficiaries under the related senior mortgages or deeds of trust. Proceeds from any liquidation, insurance or condemnation proceedings generally will be available to satisfy the balance of a junior mortgage loan only to the extent that the claims of such senior mortgagees or beneficiaries have been satisfied in full, including any related foreclosure costs. In addition, a junior mortgagee generally may not foreclose on property securing a junior mortgage unless it forecloses subject to the senior mortgages or deeds of trust.

         o Prepayments. Depending on the length of a residential mortgage obligation underlying a residential mortgage-backed security, unscheduled or early payments of principal and interest may shorten the security's effective maturity, and the prevailing interest rates may be higher or lower than the current yield of the Fund's portfolio at the time the Fund receives the payments for reinvestment.

FOREIGN SECURITIES RISK


     The Fund may invest up to 20% of its Managed Assets in securities (equity or debt) of foreign issuers. Investing in securities of foreign issuers, which are generally denominated in foreign currencies, may involve certain risks not typically associated with investing in securities of U.S. issuers. For purposes of this limitation, securitization vehicles domiciled in the Cayman Islands or other jurisdictions outside of the U.S. which issue debt and residual interests backed by Bank Securities and/or Bank Assets of predominantly U.S. issuers are not considered foreign securities. These risks include: (i) there may be less publicly available information about foreign issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) foreign markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of foreign countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain foreign countries may impose restrictions on the ability of foreign issuers to make payments of principal and interest to investors located in the U.S. due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other foreign taxes may decrease the Fund's return. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region and to the extent that the Fund invests in securities of issuers in emerging markets.

CREDIT LINKED NOTES RISK

     Credit linked notes are securities that are collateralized by one or more credit default swaps on designated debt securities that are referred to as "reference securities." Through the purchase of a credit linked note, the buyer assumes the risk of default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the credit linked note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. A fund that invests in credit linked notes has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

     Credit linked notes are subject to the credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

     Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that if the issuer of the credit linked notes defaults or becomes bankrupt, the Fund will lose the principal amount it invested and the periodic interest payments expected to be received for the duration of its investment in the credit linked notes.

     The market for credit linked notes may be, or may suddenly become, illiquid. The other parties to these transactions may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

CREDIT DEFAULT SWAPS RISK

     The Fund may invest in credit default swap transactions for hedging or investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference assets. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated by the Fund, the use of credit default swap transactions could then be considered leverage. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

MUNICIPAL SECURITIES RISK

     The amount of public information available about the municipal securities that may be in the Fund's portfolio will generally be less than that for corporate securities, and the investment performance of these securities may therefore be more dependent on the analytical abilities of the Sub-Adviser than would be an investment in corporate securities. The secondary market for municipal securities, particularly below-investment grade securities, also tends to be less developed or liquid than many other securities markets, which may adversely affect the Fund's ability to sell these securities at attractive prices. The ability of municipal issuers to make timely payments of interest and principal may be diminished in general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws, which may delay or prevent the Fund from receiving any interest and/or principal to which it is entitled.

DISTRESSED SECURITIES RISK


     The Fund may invest up to 5% of its Managed Assets in securities issued by companies in a bankruptcy reorganization proceeding or rated less than "Caa" by Moody's, "CCC" by S&P or Fitch, comparably rated by another NRSRO or, if unrated, determined to be of comparable quality by the Sub-Adviser. Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to incur certain extraordinary expenses in order to protect and recover its investment. Therefore, to the extent the Fund seeks capital appreciation through investment in distressed securities, the Fund's ability to achieve current income may be diminished. The Fund also will be subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor's assets, an exchange offer or plan of reorganization involving the distressed securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund's participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed securities, the Fund may be restricted from disposing of such securities.


INFLATION/DEFLATION RISK

     Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions can decline. In addition, during any periods of rising inflation, the dividend rates or borrowing costs associated with the Fund's use of Leverage would likely increase, which would tend to further reduce returns to Common Shareholders. Deflation risk is the risk that prices throughout the economy decline over time--the opposite of inflation. Deflation may have an adverse affect on the creditworthiness of issuers and may make issuer defaults more likely, which may result in a decline in the value of the Fund's portfolio.

MARKET DISCOUNT FROM NET ASSET VALUE RISK

     Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that the Fund's NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their Common Shares in a relatively short period of time following completion of this offering. The NAV of the Common Shares will be reduced immediately following this offering as a result of the payment of certain offering costs. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell Common Shares, whether investors will realize gains or losses upon the sale of the Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the investor's purchase price for the Common Shares. Because the market price of the Common Shares will be determined by factors such as NAV, dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by the Fund's portfolio holdings, the timing and success of the Fund's investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), supply of and demand for the Common Shares, trading volume of the Common Shares, general market, interest rate and economic conditions and other factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below or above NAV or at, below or above the initial public offering price.

DERIVATIVES RISK

     Strategic Transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain on the underlying assets in the Fund's portfolio; the loss of principal; the possible default of the other party to the transaction, and illiquidity of the derivative investments. Furthermore, the ability to successfully use Strategic Transactions depends on the Sub-Adviser's ability to predict pertinent market movements, which cannot be assured. Thus, the use of Strategic Transactions to generate income or for hedging, currency and interest rate management or other purposes may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. In addition, amounts paid by the Fund as premiums and cash or other assets held in margin accounts with respect to the Fund's Strategic Transactions will not otherwise be available to the Fund for investment purposes.

     There are several risks associated with transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     There are several risks associated with the use of futures contracts and futures options. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. While the Fund may enter into futures contracts and options on futures contracts for hedging or investment purposes, the use of futures contracts and options on futures contracts might result in a lower overall performance for the Fund than if it had not engaged in any such transactions. There may be an imperfect correlation between the Fund's portfolio holdings and futures contracts or options on futures contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, options on futures and their related securities, including technical influences in futures and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Furthermore, the Fund's use of futures contracts and options on futures contracts involves costs and will be subject to the Sub-Adviser's ability to correctly predict changes in interest rate relationships or other factors.

     The Fund may purchase credit derivative instruments for investment purposes or to hedge the Fund's credit risk exposure to certain issuers of securities that the Fund owns. For example, the Fund may enter into credit default swap contracts where the Fund would be the buyer of such a contract. The Fund would be entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. issuer, on the debt obligation. In return, the Fund would pay to the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would have spent the stream of payments and received no benefit from the contract.

     The Fund may enter into currency exchange transactions to hedge the Fund's exposure to foreign currency exchange rate risk to the extent the Fund invests in non-U.S. denominated securities of non-U.S. issuers. The Fund's currency transactions will be limited to portfolio hedging involving portfolio positions. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers or broker-dealers, are not exchange-traded, and are usually for less than one year, but may be renewed.

     At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

     If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for the purchase or sale of currency, if any, at the current market price.

     Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

     Depending on whether the Fund would be entitled to receive net payments from the counterparty on a swap or cap, which in turn would depend on the general state of short-term interest rates at that point in time, a default by a counterparty could negatively impact the performance of the Common Shares. In addition, at the time an interest rate swap or cap transaction reaches its scheduled termination date, there is a risk that the Fund would not be able to obtain a replacement transaction or that the terms of the replacement would not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the performance of the Common Shares. If the Fund fails to maintain any required asset coverage ratios in connection with any use by the Fund of Leverage, the Fund may be required to redeem or prepay some or all of the Leverage. Such redemption or prepayment would likely result in the Fund seeking to terminate early all or a portion of any swap or cap transaction. Early termination of a swap could result in a termination payment by or to the Fund. Early termination of a cap could result in a termination payment to the

Fund. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities having an aggregate market value at least equal to the notional value of any swap transaction of which it is the seller. The Fund will not enter into interest rate swap or cap transactions having a notional amount that exceeds the outstanding amount of the Fund's Leverage.

     The use of interest rate swaps and caps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. Depending on market conditions in general, the Fund's use of swaps or caps could enhance or harm the overall performance of the Common Shares. To the extent there is a decline in interest rates, the value of the interest rate swap or cap could decline, and could result in a decline in the NAV of the Common Shares. In addition, if short-term interest rates are lower than the Fund's fixed rate of payment on the interest rate swap, the swap will reduce Common Share net earnings. If, on the other hand, short-term interest rates are higher than the fixed rate of payment on the interest rate swap, the swap will enhance Common Share net earnings. Buying interest rate caps could decrease the net earnings of the Common Shares in the event that the premium paid by the Fund to the counterparty exceeds the additional amount the Fund would have been required to pay had it not entered into the cap agreement. The Fund has no current intention of selling interest rate swaps or caps.

     Interest rate swaps and caps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the counterparty defaults, the Fund would not be able to use the anticipated net receipts under the swap or cap to offset any declines in the value of the Fund's portfolio assets being hedged. Depending on whether the Fund would be entitled to receive net payments from the counterparty on the swap or cap, which in turn would depend on the general state of the market rates at that point in time, such a default could negatively impact the performance of the Common Shares.

PORTFOLIO TURNOVER RISK

     The Fund's annual portfolio turnover rate may vary greatly from year to year. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is not expected to exceed 40% under normal circumstances. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to Common Shareholders, will be taxable as ordinary income. A high portfolio turnover may increase the Fund's current and accumulated earnings and profits, resulting in a greater portion of the Fund's distributions being treated as a dividend to the Fund's Common Shareholders. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. See "The Fund's Investments--Investment Practices--Portfolio Turnover" and "Federal Tax Matters."

MARKET DISRUPTION RISK

     The terrorist attacks in the U.S. on September 11, 2001 had a disruptive effect on the securities markets. The ongoing U.S. military and related action in Iraq and events in the Middle East, as well as the continuing threat of terrorist attacks, could have significant adverse effects on the U.S. economy, the stock market and world economies and markets generally. A similar disruption of financial markets or other terrorist attacks could adversely affect Fund service providers and/or the Fund's operations as well as interest rates, secondary trading, credit risk, inflation and other factors relating to the Fund's common shares. The Fund cannot predict the effects or likelihood of similar events in the future on the U.S. and world economies, the value of the Common Shares or the NAV of the Fund.

ILLIQUID/RESTRICTED SECURITIES RISK

     The Fund may invest in securities that, at the time of investment, are illiquid (determined using the SEC's standard applicable to investment companies, i.e., securities that cannot be disposed of by the Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities). The Fund may also invest in restricted securities. Investments in restricted securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, and the Adviser's and the Sub-Adviser's judgment may each play a greater role in the valuation process. Investment of the Fund's assets in illiquid and restricted securities may restrict the Fund's ability to take advantage of market opportunities. The risks associated with illiquid and restricted securities may be particularly acute in situations in which the Fund's operations require cash and could result in the Fund borrowing to meet its short-term needs or incurring losses on the sale of illiquid or restricted securities. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered, therefore enabling the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. In either case, the Fund would bear market risks during that period.

LEVERAGE RISK


     Although the Fund has no current intention to do so, the Fund is authorized to, and reserves the flexibility to, utilize leverage through the issuance of preferred shares of beneficial interest ("Preferred Shares"), commercial paper or notes and/or other borrowings (collectively, "Leverage"). As set forth in the 1940 Act, the Fund may borrow an amount up to 33(1)/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. The 1940 Act also allows the Fund to issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage). The current upheaval of credit markets has negatively impacted the market for auction-rate securities, which in the past have been issued by certain closed-end funds as part of their leveraging strategies. Auction-rate securities have experienced a significant reduction in liquidity, lack of investor interest and failed auctions, all of which have caused rates paid by issuers of such securities to increase. If such conditions persist and if, at such time, the Fund determines to use Leverage, the Fund would most likely issue Leverage in the form of commercial paper, short- or long-term notes and/or other borrowings and may consider other types of preferred shares that do not rely on auctions to set their rates. The Fund may use Leverage for investment purposes, to finance the repurchase of its Common Shares and to meet cash requirements. Although the use of Leverage by the Fund may create an opportunity for increased return on the Common Shares, it also results in additional risks and can magnify the effect of any losses for the Common Shares. If the income and gains earned on the securities and investments purchased with Leverage proceeds are greater than the cost of the Leverage, the Common Shares' return will be greater than if Leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of Leverage, the return on the Common Shares will be less than if Leverage had not been used. There is no assurance that a leveraging strategy will be successful. If utilized, Leverage would increase the fees paid to the Adviser, and by the Adviser to the Sub-Adviser.


CERTAIN AFFILIATIONS

     Until the underwriting syndicate is broken in connection with the initial public offering of the Common Shares, the Fund will be precluded from effecting principal transactions with brokers who are members of the syndicate.

ANTI-TAKEOVER PROVISIONS

     The Fund's Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or convert the Fund to open-end status. These provisions could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares. See "Certain Provisions in the Declaration of Trust and By-Laws."

SECONDARY MARKET FOR THE FUND'S COMMON SHARES

     The issuance of Common Shares through the Fund's Dividend Reinvestment Plan may have an adverse effect on the secondary market for the Fund's Common Shares. The increase in the number of outstanding Common Shares resulting from issuances pursuant to the Fund's Dividend Reinvestment Plan and the discount to the market price at which such Common Shares may be issued may put downward pressure on the market price for the Common Shares. Common Shares will not be issued pursuant to the Dividend Reinvestment Plan at any time when Common Shares are trading at a lower price than the Fund's NAV per Common Share. When the Fund's Common Shares are trading at a premium, the Fund may also issue Common Shares that may be sold through private transactions effected on the Exchange or through broker-dealers. The increase in the number of outstanding Common Shares resulting from these offerings may put downward pressure on the market price for Common Shares.

LENDING PORTFOLIO SECURITIES


     To generate additional income, the Fund may lend portfolio securities in an amount up to 20% of its Managed Assets to broker-dealers, major banks or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in the recovery or even loss of rights in the collateral should a borrower default or fail financially. The Fund intends to engage in lending portfolio securities only when such lending is fully secured by investment grade collateral held by an independent agent.

                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS

     General oversight of the duties performed by the Adviser and the Sub-Adviser is the responsibility of the Board of Trustees. There are five Trustees of the Fund, one of whom is an "interested person" (as defined in the 1940 Act) and four of whom are not "interested persons." The names and business addresses of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years are set forth under "Management of the Fund" in the SAI.

INVESTMENT ADVISER


     First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund and is responsible for selecting and supervising the Sub-Adviser. First Trust Advisors L.P. serves as investment adviser or portfolio supervisor to investment portfolios with approximately $32.2 billion in assets which it managed or supervised as of March 31, 2008.


     First Trust Advisors L.P. is also responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and providing certain clerical, bookkeeping and other administrative services.

     First Trust Advisors L.P., a registered investment adviser, is an Illinois limited partnership formed in 1991 and an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). First Trust Advisors L.P. is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker-dealer services through their ownership interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors L.P. is controlled by Grace Partners and The Charger Corporation.

     For additional information concerning First Trust Advisors L.P., including a description of the services provided, see the SAI under "Investment Adviser."

SUB-ADVISER


     StoneCastle Advisors, LLC will serve as the Fund's Sub-Adviser. StoneCastle Advisors, LLC, a Delaware limited liability company, is a wholly-owned subsidiary of StoneCastle Partners, LLC ("StoneCastle Partners"). StoneCastle Partners is a firm that draws upon the experience of its professionals in the financial services sector to structure innovative financial products and manage investments in the financial institutions sector. StoneCastle managed approximately $2.1 billion of assets as of March 31, 2008. StoneCastle Advisors, LLC is located at 120 West 45th Street, 14th Floor, New York, New York 10036.


     StoneCastle Advisors, LLC currently acts as collateral manager to several pooled trust preferred securities vehicles which invest in trust preferred securities, subordinated debt securities and/or collateralized debt obligations issued by financial institutions.

     There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a team of StoneCastle Advisors, LLC professionals led by Joshua S. Siegel, Matthew Mayers, George Shilowitz, Richard Landau and Ricardo Viloria.

     JOSHUA S. SIEGEL. Joshua Siegel is the Managing Principal at StoneCastle Partners. Prior to co-founding StoneCastle Partners in 2003, Mr. Siegel was a Vice President in the Global Portfolio Solutions Group within the Fixed Income Division at Citigroup Global Markets Inc. ("Citigroup") from 1996 to 2003. Mr. Siegel was primarily responsible for new product development, including pooled trust preferred securities transactions. Mr. Siegel, while with Citigroup, led a group of professionals whose research in the late 1990s helped establish the basis and the standard for pooled trust preferred securities transactions with both investors and rating agencies. Prior to joining Citigroup, Mr. Siegel spent two years as a lending officer at The Sumitomo Bank Ltd. ("Sumitomo"). Prior to Sumitomo, Mr. Siegel worked for Charterhouse Inc. in mergers and acquisitions. Mr. Siegel is the author of "Historical Default Rates of FDIC-Insured Commercial Banks, 1934-2001," "Regional Bank Diversification" and "Analysis of Idealized Cumulative Default Rates Beyond 10 Years." Mr. Siegel has a B.S. from Tulane University.

     MATTHEW MAYERS. Matthew Mayers is a Principal at StoneCastle Partners. Prior to co-founding StoneCastle Partners, Mr. Mayers was a Director in the New Products Group within the Fixed Income Division at Citigroup and was the head of repackaging focusing on developing, marketing, and executing repackaged securities transactions, including credit derivative transactions from 1997 to 2003. Mr. Mayers was part of the team that executed the first pooled trust preferred securities transaction in early 2000. Prior to joining Citigroup in 1997, Mr. Mayers spent five years at the law firm of Stroock & Stroock & Lavan. Mr. Mayers has a J.D. from the University of Chicago Law School and a B.A. from Amherst College.

     GEORGE SHILOWITZ. George Shilowitz is a Principal at StoneCastle Partners. Prior to joining StoneCastle Partners, Mr. Shilowitz was the founder and Managing Principal at Sterling Harbor Capital from 2004 to 2007. Mr. Shilowitz was previously the President of Shinsei Capital (USA), Limited ("Shinsei"), a wholly-owned subsidiary of Shinsei Bank, Limited. Mr. Shilowitz joined Shinsei in 2000 to assist a U.S.-led private equity group's reorganization of the bank and oversaw various businesses including Merchant Banking and Principal Finance. Prior to joining Shinsei, Mr. Shilowitz was a Senior Vice President at Lehman Brothers in the Principal Transactions Group, focusing on proprietary investments in distressed financial institutions and debt portfolio acquisitions. Mr. Shilowitz was a member of Salomon Brothers' asset finance group and held various positions in mortgage arbitrage and financial engineering at the First Boston Corporation. Mr. Shilowitz holds a B.S. in economics from Cornell University.

     RICHARD LANDAU. Richard Landau is a Managing Director at StoneCastle Partners. Prior to joining StoneCastle Partners, Mr. Landau was a Managing Director in Debt Capital Markets at JPMorgan Chase from 2004 to 2006, where he most recently led Hybrid Capital Products which was responsible for the origination and structuring of hybrid and preferred stock securities. Mr. Landau has contributed to the creation of several novel financing structures, including the first tax advantaged Tier 1 structure for U.S. banks, DECS and PERCS. Prior to heading the Hybrid Capital Products Group, Mr. Landau was a Managing Director in the Corporate Treasurer's office of JPMorgan Chase from 2000 to 2006 where he was responsible for management of the firm's balance sheet, capital, funding strategies, liquidity, and rating-agency relationships. Mr. Landau also held previous positions in the Capital Products group at Morgan Stanley and was a Director in the Corporate Treasury department at American Express. Mr. Landau holds a B.A. from Kenyon College and an M.B.A. from Fordham University.

     RICARDO VILORIA. Ricardo Viloria is a Vice President at StoneCastle Partners. Prior to joining StoneCastle Partners, Mr. Viloria was an AVP in the Derivatives Group at Moody's. At Moody's from 2003 to 2006, Mr. Viloria rated a broad range of products including cash funded and synthetic securitizations backed by asset classes that included leveraged loans, bonds and asset-backed securities. Prior to Moody's, Mr. Viloria was an Analyst at Fox-Pitt, Kelton from 2001 to 2003 in the Corporate Finance Group. At Fox-Pitt, Kelton he worked on various financial advisory and M&A transactions for bank, insurance and financing companies. Mr. Viloria holds an M.B.A. from New York University (Stern) and a B.S. degree in Operations Research: Engineering and Management Systems from Columbia University.

     For additional information about StoneCastle Advisors, LLC, including a description of the services provided and additional information about the Fund's portfolio managers, including portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares, see "Sub-Adviser" in the SAI.

INVESTMENT MANAGEMENT AGREEMENT

     Pursuant to an investment management agreement between the Adviser and the Fund, the Fund has agreed to pay a fee for the services and facilities provided by the Adviser at the annual rate of 1.00% of Managed Assets.

     For purposes of calculating the management fee, the Fund's "Managed Assets" means the average daily gross asset value of the Fund (which includes assets attributable to the Fund's Preferred Shares, if any, and the principal amount of borrowings), minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than the principal amount of any borrowings incurred, commercial paper or notes issued by the
Fund). For purposes of determining Managed Assets, the liquidation preference of the Preferred Shares is not treated as a liability.

     In addition to the management fee, the Fund pays all other costs and expenses of its operations including the compensation of its Trustees (other than those affiliated with the Adviser), custodian, transfer agency, administrative, accounting and dividend disbursing expenses, legal fees, leverage expenses, rating agency fees, listing fees and expenses, expenses of independent auditors, expenses of repurchasing Common Shares, expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies and taxes, if any.


     The Sub-Adviser receives a portfolio management fee at the annual rate of 0.50% of Managed Assets, which is paid by the Adviser out of the Adviser's management fee.

     The Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of certain underwriter expenses) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price.




                                 NET ASSET VALUE

     The NAV of the Common Shares of the Fund will be computed based upon the value of the Fund's portfolio securities and other assets. The NAV will be
determined as of the close of regular trading on the     Exchange (normally 4:00
p.m. New York City time) on each day the         Exchange is open for trading.
Domestic debt securities and foreign securities will normally be priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

     The assets in the Fund's portfolio will be valued daily in accordance with valuation procedures adopted by the Board of Trustees. The Sub-Adviser anticipates that a majority of the Fund's assets will be valued using market information supplied by third parties. In the event that market quotations are not readily available, a pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would call into doubt whether the market quotations represent fair value, the Fund may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund will be governed by valuation procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

     Fair Value. When applicable, fair value of securities of an issuer is determined by the Board or a committee of the Board or a designee of the Board. In fair valuing the Fund's investments, consideration is given to several factors, which may include, among others, the following:

         o   the fundamental business data relating to the issuer;

         o an evaluation of the forces which influence the market in which the securities of the issuer are purchased and sold;

         o   the type, size and cost of the security;

         o   the financial statements of the issuer;

         o the credit quality and cash flow of the issuer, based on the Sub-Adviser's or external analysis;

         o the information as to any transactions in or offers for the security;

         o the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies;

         o   the coupon payments;

         o the quality, value and saleability of collateral, if any, securing the security;

         o the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management;

         o the prospects for the issuer's industry, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; and

         o   other relevant factors.

     Other Securities. Securities for which the primary market is a national securities exchange are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded on the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.

                                  DISTRIBUTIONS

     The Fund's present policy, which may be changed at any time by the Fund's Board of Trustees, is to distribute to Common Shareholders quarterly dividends of all or a portion of its net income after payment of dividends and interest in connection with Leverage used by the Fund. It is expected that the initial quarterly dividend on the Fund's Common Shares will be paid approximately to days after the completion of this offering, depending on market conditions. The Fund intends to distribute any net long-term capital gains, if any, to Common Shareholders as long-term capital gain dividends at least annually.

     First Trust Advisors has applied to the SEC, on behalf of closed-end funds for which it acts as investment adviser, for an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder permitting such funds to make periodic distributions of long-term capital gains, provided that the distribution policy of such funds with respect to their common shares calls for periodic (e.g., quarterly/monthly) distributions in an amount equal to a fixed percentage of the fund's average NAV over a specified period of time or market price per common share at or about the time of distribution or payout of a level dollar amount. The Fund's Board of Trustees has authorized First Trust Advisors to amend the exemptive application to include the Fund as a party thereto. The exemption sought also would permit the Fund to make distributions with respect to any Preferred Shares that may be issued by the Fund in accordance with such shares' terms. No assurance can be given that the SEC will grant the exemption to the Fund. This offering, however, is not contingent upon the receipt of such exemption.

     The level distribution described above would result in the payment of approximately the same amount or percentage to Common Shareholders each quarter.
Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses the source or sources of the distributions. Thus, if the source of the dividend or other distribution were the original capital contribution of the Common Shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Common Shareholders should read any written disclosure provided pursuant to
Section 19(a) and Rule 19a-1 carefully, and should not assume that the source of any distribution from the Fund is net profit. In addition, in cases where the Fund would return capital to Common Shareholders, such distribution may impact the Fund's ability to maintain its asset coverage requirements and to pay the dividends on any Preferred Shares that the Fund may issue.

     Various factors will affect the level of the Fund's income, including the asset mix, the average maturity of the Fund's portfolio, the amount of Leverage utilized by the Fund and the Fund's use of hedging. To permit the Fund to maintain a more stable quarterly distribution, the Fund may from time to time distribute less than the entire amount of income earned in a particular period. The undistributed income would be available to supplement future distributions. As a result, the distributions paid by the Fund for any particular quarterly period may be more or less than the amount of income actually earned by the Fund during that period. Undistributed income will add to the Fund's NAV and, correspondingly, distributions from undistributed income will decrease the Fund's NAV. Common Shareholders will automatically have all dividends and distributions reinvested in Common Shares issued by the Fund or purchased in the open market in accordance with the Fund's dividend reinvestment plan unless an election is made to receive cash. See "Dividend Reinvestment Plan."

                           DIVIDEND REINVESTMENT PLAN

     If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by American Stock Transfer & Trust Company (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company, as dividend paying agent.

     You are automatically enrolled in the Plan when you become a shareholder of the Fund. As a participant in the Plan, the number of Common Shares you will receive will be determined as follows:

     (1) If the Common Shares are trading at or above NAV at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) NAV per Common Share on that date or (ii) 95% of the market price on that date.

     (2) If Common Shares are trading below NAV at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at that time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

     You may elect to opt-out of or withdraw from the Plan at any time by giving written notice to the Plan Agent, in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. You may also access your account online at http://www.amstock.com using your ten digit participant account number. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds minus a $15.00 transaction fee and any related brokerage commissions incurred by the Plan Agent in selling your shares.

     The Plan Agent maintains all Common Shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

     There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

     Automatically reinvesting dividends and distributions will not affect a Common Shareholder's tax liability on those dividends and distributions. See "Federal Tax Matters."

     If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

     Neither the Fund nor the Plan Agent shall be liable with respect to the Plan for any act done in good faith or for any good faith omission to act, including, without limitation, any claim of liability: (i) arising out of failure to terminate any participant's account upon such participant's death prior to receipt of notice in writing of such death; and (ii) with respect to the prices at which Common Shares are purchased and sold for the participant's account and the times such purchases and sales are made.

     The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, you will pay a $15.00 transaction fee and related brokerage charges if you direct the Plan Agent to sell your Common Shares held in your participant account. The Fund reserves the right to amend the Plan to include a direct service charge payable by the participants. Additional information about the Plan may be obtained from American Stock Transfer & Trust Company, Dividend Reinvestment Department, P.O. Box 922, Wall Street Station, New York, New York 10269-0560.

                              DESCRIPTION OF SHARES

COMMON SHARES

     The Declaration of Trust authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $.01 per share and, subject to the rights of the holders of Preferred Shares, if issued, have equal rights to the payment of dividends and the distribution of assets upon liquidation. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust and By-Laws," nonassessable, and currently have no preemptive or conversion rights (except as may otherwise be determined by the Board of Trustees in their sole discretion) or rights to cumulative voting.

     The Fund intends to apply to list the Common Shares on the Exchange. The trading or "ticker" symbol of the Common Shares is expected to be " ." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

     The NAV of the Common Shares will be reduced immediately following the offering by the amount of the sales load and offering expenses paid by the Fund. The Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of certain underwriter expenses) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price. See "Use of Proceeds."

     Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional Common Shares or sell shares already held, the shareholder may conveniently do so by trading on the exchange through a broker or otherwise. Shares of closed-end investment companies may frequently trade on an exchange at prices lower than NAV. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and during other periods have traded at prices lower than NAV. Because the market value of the Common Shares may be influenced by such factors as dividend levels (which are in turn affected by expenses), dividend stability, portfolio credit quality, NAV, relative demand for and supply of such shares in the market, general market and economic conditions, and other factors beyond the control of the Fund, the Fund cannot assure you that Common Shares will trade at a price equal to or higher than NAV in the future. The Common Shares are designed primarily for longterm investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes.

PREFERRED SHARES


     Although the Fund has no current intention to utilize Leverage, the Declaration of Trust provides that the Fund's Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without the approval of the Common Shareholders. Common Shareholders have no preemptive right to purchase any Preferred Shares that might be issued.


     The Fund may elect to issue Preferred Shares as part of its leverage strategy. The Fund currently has the ability to issue Leverage, which may include Preferred Shares, representing up to 33(1)/3% of the Fund's Managed Assets immediately after the Leverage is issued. The Board of Trustees also reserves the right to issue Preferred Shares to the extent permitted by the 1940 Act, which currently limits the aggregate liquidation preference of all outstanding Preferred Shares plus the principal amount of any outstanding

Leverage consisting of debt to 50% of the value of the Fund's Managed Assets less liabilities and indebtedness of the Fund (other than Leverage consisting of debt). We cannot assure you, however, that any Preferred Shares will be issued. Although the terms of any Preferred Shares, including dividend rate, liquidation preference and redemption provisions, will be determined by the Board of Trustees, subject to applicable law and the Declaration of Trust, it is likely that the Preferred Shares will be structured to carry a relatively short-term dividend rate reflecting interest rates on short-term bonds, by providing for the periodic redetermination of the dividend rate at relatively short intervals through an auction, remarketing or other procedure. The Fund also believes that it is likely that the liquidation preference, voting rights and redemption provisions of the Preferred Shares will be similar to those stated below.

     Liquidation Preference. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, the holders of Preferred Shares will be entitled to receive a preferential liquidating distribution, which is expected to equal the original purchase price per Preferred Share plus accrued and unpaid dividends, whether or not declared, before any distribution of assets is made to Common Shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, the holders of Preferred Shares will not be entitled to any further participation in any distribution of assets by the Fund.

     Voting Rights. The 1940 Act requires that the holders of any Preferred Shares, voting separately as a single class, have the right to elect at least two trustees at all times. The remaining trustees will be elected by holders of Common Shares and Preferred Shares, voting together as a single class. In addition, subject to the prior rights, if any, of the holders of any other class of senior securities outstanding, the holders of any Preferred Shares have the right to elect a majority of the trustees of the Fund at any time that two years of dividends on any Preferred Shares are unpaid. The 1940 Act also requires that, in addition to any approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class, would be required to: (i) adopt any plan of reorganization that would adversely affect the Preferred Shares; and (ii) take any action requiring a vote of security holders under Section 13(a) of the 1940 Act, including, among other things, changes in the Fund's subclassification as a closed-end investment company or changes in its fundamental investment restrictions. See "Certain Provisions in the Declaration of Trust and By-Laws." As a result of these voting rights, the Fund's ability to take any such actions may be impeded to the extent that there are any Preferred Shares outstanding. The Board of Trustees presently intends that, except as otherwise indicated in this prospectus and except as otherwise required by applicable law or the Declaration of Trust, holders of Preferred Shares will have equal voting rights with Common Shareholders (one vote per share, unless otherwise required by the 1940 Act) and will vote together with Common Shareholders as a single class.

     The affirmative vote of the holders of a majority of the outstanding Preferred Shares, voting as a separate class, will be required to amend, alter or repeal any of the preferences, rights or powers of holders of Preferred Shares so as to affect materially and adversely such preferences, rights or powers, or to increase or decrease the authorized number of Preferred Shares. The class vote of holders of Preferred Shares described above will in each case be in addition to any other vote required to authorize the action in question.

     Redemption, Purchase and Sale of Preferred Shares by the Fund. The terms of any Preferred Shares issued are expected to provide that: (i) they are redeemable by the Fund in whole or in part at the original purchase price per share plus accrued dividends per share; (ii) the Fund may tender for or purchase Preferred Shares; and (iii) the Fund may subsequently resell any shares so tendered for or purchased. Any redemption or purchase of Preferred Shares by the Fund will reduce any Leverage applicable to the Common Shares, while any resale of shares by the Fund will increase that Leverage.

     The discussion above describes the possible offering of Preferred Shares by the Fund. If the Board of Trustees determines to proceed with such an offering, the terms of the Preferred Shares may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust. The Board of Trustees, without the approval of the Common Shareholders, may authorize an offering of Preferred Shares or may determine not to authorize such an offering, and may fix the terms of the Preferred Shares to be offered.

           CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

     Under Massachusetts law, shareholders, in certain circumstances, could be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the Board of Trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund. In addition, the Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

     The Declaration of Trust requires a Common Shareholder vote only on those matters where the 1940 Act or the Fund's listing with an exchange require a Common Shareholder vote, but otherwise permits the Board of Trustees to take action without seeking the consent of Common Shareholders. For example, the Declaration of Trust gives the Board of Trustees broad authority to approve reorganizations between the Fund and another entity, such as another closed-end fund, and the sale of all or substantially all of its assets without Common Shareholder approval if the 1940 Act would not require such approval. The Declaration of Trust further provides that the Board of Trustees may amend the Declaration of Trust in any respect without Common Shareholder approval. The Declaration of Trust, however, prohibits amendments that impair the exemption from personal liability granted in the Declaration of Trust to persons who are or have been shareholders, trustees, officers or employees of the Fund or that limit the rights to indemnification or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification under the Declaration of Trust prior to the amendment.


     The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status.

     The number of trustees is currently five, but by action of two-thirds of the trustees, the Board of Trustees may from time to time be increased or decreased. The Board of Trustees is divided into three classes of trustees serving staggered three-year terms, with the terms of one class expiring at each annual meeting of shareholders. If the Fund issues Preferred Shares, the Fund may establish a separate class for the trustees elected by the holders of the Preferred Shares. Subject to applicable provisions of the 1940 Act, vacancies on the Board of Trustees may be filled by a majority action of the remaining trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. The provisions of the Declaration of Trust relating to the election and removal of trustees may be amended only by a vote of two-thirds of the trustees then in office. Generally, the Declaration of Trust requires a vote by holders of at least two-thirds of the Common Shares and Preferred Shares, if any, voting together as a single class, except as described below and in the Declaration of Trust, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (in the limited circumstances where a vote by shareholders is otherwise required under the Declaration of Trust); (3) a sale, lease or exchange of all or substantially all of the Fund's assets (in the limited circumstances where a vote by shareholders is otherwise required under the Declaration); (4) in certain circumstances, a termination of the Fund; (5) a removal of trustees by shareholders; or (6) certain transactions in which a Principal Shareholder (as defined in the Declaration of Trust) is a party to the transaction. However, with respect to
(1) above, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required. With respect to (2) above, except as otherwise may be required, if the transaction constitutes a plan of reorganization which adversely affects Preferred Shares, if any, then an affirmative vote of two-thirds of the Preferred Shares voting together as a separate class is required as well. With respect to (1) through (3), if such transaction has already been authorized by the affirmative vote of two-thirds of the trustees, then the affirmative vote of the majority of the outstanding voting securities, as defined in the 1940 Act (a "Majority Shareholder Vote"), is required, provided that when only a particular class is affected (or, in the case of removing a trustee, when the trustee has been elected by only one class), only the required vote of the particular class will be required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the Fund's shares otherwise required by law or any agreement between the Fund and any national securities exchange. See the SAI under "Certain Provisions in the Declaration of Trust and By-Laws."

     The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over the then-current market price of the Common Shares by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund.

     The Declaration of Trust also provides that prior to bringing a derivative action, a demand must first be made on the Board of Trustees by three unrelated shareholders that hold shares representing at least 5% of the voting power of the Fund or affected class. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Board of Trustees has a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Board of Trustees is required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Board of Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorney's fees. The Declaration of Trust also includes a forum selection clause requiring that any shareholder litigation be brought in certain courts in Illinois and further provides that any shareholder bringing an action against the Fund waive the right to trial by jury to the fullest extent permitted by law.

     Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

                 STRUCTURE OF THE FUND; COMMON SHARE REPURCHASES
                         AND CONVERSION TO OPEN-END FUND

CLOSED-END STRUCTURE

     Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at NAV at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund's investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in their ability to make certain types of investments, including investments in illiquid securities.

     However, shares of closed-end investment companies listed for trading on a securities exchange frequently trade at a discount from NAV, but in some cases trade at a premium. The market price may be affected by trading volume of the shares, general market and economic conditions and other factors beyond the control of the closed-end fund. The foregoing factors may result in the market price of the Common Shares being greater than, less than or equal to NAV. The Board of Trustees has reviewed the structure of the Fund in light of its investment objective and policies and has determined that the closed-end structure is in the best interests of the shareholders. As described below, however, the Board of Trustees will review periodically the trading range and activity of the Fund's shares with respect to its NAV, and the Board may take certain actions to seek to reduce or eliminate any such discount. Such actions may include open market repurchases or tender offers for the Common Shares at NAV or the possible conversion of the Fund to an open-end fund. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to NAV per Common Share. In addition, as noted above, the Board of Trustees has determined in connection with this initial offering of Common Shares of the Fund that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Fund to an open-end investment company.

REPURCHASE OF COMMON SHARES AND TENDER OFFERS

     Shares of closed-end funds frequently trade at a discount to their NAV. Because of this possibility and the recognition that any such discount may not be in the interest of Common Shareholders, the Board of Trustees might consider from time to time engaging in open-market repurchases, tender offers for shares or other programs intended to reduce the discount. The Fund cannot guarantee or assure, however, that the Board of Trustees will decide to engage in any of these actions. After any consideration of potential actions to seek to reduce any significant market discount, the Board of Trustees may, subject to its fiduciary obligations and compliance with applicable state and federal laws and the requirements of the principal stock exchange on which the Common Shares are listed, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Board of Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Board of Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. The Fund may, subject to its investment limitation with respect to borrowings, incur debt to finance such repurchases or a tender offer or for other valid purposes. Interest on any such borrowings would increase the Fund's expenses and reduce the Fund's net income.

     There can be no assurance that repurchases of Common Shares or tender offers, if any, will cause the Common Shares to trade at a price equal to or in excess of their NAV. Nevertheless, the possibility that a portion of the Fund's outstanding Common Shares may be the subject of repurchases or tender offers may reduce the spread between market price and NAV that might otherwise exist. In the opinion of the Fund, sellers may be less inclined to accept a significant discount in the sale of their Common Shares if they have a reasonable expectation of being able to receive a price of NAV for a portion of their Common Shares in conjunction with an announced repurchase program or tender offer for the Common Shares.

     Although the Board of Trustees believes that repurchases or tender offers generally would have a favorable effect on the market price of the Common Shares, the acquisition of Common Shares by the Fund will decrease the Managed Assets of the Fund and therefore will have the effect of increasing the Fund's expense ratio and decreasing the asset coverage with respect to any Preferred Shares outstanding. Because of the nature of the Fund's investment objective, policies and portfolio, the Adviser and the Sub-Adviser do not anticipate that repurchases of Common Shares or tender offers should interfere with the ability of the Fund to manage its investments in order to seek its investment objective, and do not anticipate any material difficulty in borrowing money or disposing of portfolio securities to consummate repurchases of or tender offers for Common Shares, although no assurance can be given that this will be the case.

CONVERSION TO OPEN-END FUND

     The Fund may be converted to an open-end investment company at any time if approved by the holders of two-thirds of the Fund's shares outstanding and entitled to vote, provided that, unless otherwise required by law, if there are Preferred Shares outstanding, the affirmative vote of the holders of two-thirds of the Preferred Shares voting as a separate class shall also be required; provided, however, that such votes shall be by Majority Shareholder Vote if the action in question was previously approved by the affirmative vote of two-thirds of the Board of Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or any agreement between the Fund and any national securities exchange. In the event of conversion, the Common Shares would cease to be listed on the Exchange or other national securities exchange. Any Preferred Shares or borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. The Board of Trustees believes, however, that the closed-end structure is desirable, given the Fund's investment objective and policies. Investors should assume, therefore, that it is unlikely that the Board of Trustees would vote to convert the Fund to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge or contingent deferred sales charge, if any, as might be in effect at the time of a redemption. The Fund would expect to pay all such redemption requests in cash, but would intend to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Fund were converted to an open-end fund, it is likely that new Common Shares would be sold at NAV plus a sales load.

                               FEDERAL TAX MATTERS

     This section summarizes some of the main federal income tax consequences of owning Common Shares of the Fund. This section is current as of the date of this prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

     This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, the Fund's counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

     As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

     Fund Status. The Fund intends to elect and to qualify annually as a "regulated investment company" under the federal tax laws. To qualify, the Fund must, among other things, satisfy certain requirements relating to the source and nature of its income and the diversification of its assets. If the Fund qualifies as a regulated investment company and distributes all of its income, the Fund generally will not pay federal income or excise taxes.

     Distributions. Fund distributions will constitute dividends to the extent of the Fund's current and accumulated earnings and profits. After the end of each year, you will receive a tax statement that separates your Fund's distributions into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, but, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at tax rates equal to those applicable to net capital gains. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Common Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. The Fund may make distributions in some years in excess of its earnings and profits. To the extent that the Fund makes distributions in excess of its current and accumulated earnings and profits, such distributions will represent a return of capital for tax purposes to the extent of your tax basis in the shares and thus will generally not be currently taxable to you and will thereafter constitute a capital gain. The tax status of your distributions from the Fund is not affected by whether you reinvest your distributions in additional Common Shares or receive them in cash. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year. If you own Common Shares in your own name, under the Fund's Dividend Reinvestment Plan, any distributions are automatically reinvested in additional Common Shares unless you optout of the Plan.

     Dividends Received Deduction. A corporation that owns Common Shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Common Shares that are attributable to dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

     If You Sell Shares. If you sell your Common Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Common Shares from the amount you receive in the transaction. Your tax basis in your Common Shares is generally equal to the cost of your Common Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Common Shares, such as to account for any distributions which are a return of capital as discussed above. Any loss realized upon a taxable disposition of the Common Shares may be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date the original Common Shares are disposed of. If disallowed, the loss will be reflected by an upward adjustment to the basis of the Common Shares acquired. In addition, the ability to deduct capital losses may otherwise be limited.

     Taxation of Capital Gains and Losses and Certain Ordinary Income Dividends. If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for capital gains is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets); however, the 20% rate will be reduced to 18% and the 10% rate will be reduced to 8% for net capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

     Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Common Shares to determine your holding period. However, if you receive a capital gain dividend from the Fund and sell your Common Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), treats certain capital gains as ordinary income in special situations.

     A portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund generally will be taxed at the same new rates that apply to net capital gain (as discussed above), but only if certain holding period requirements are satisfied and the dividends are attributable to qualified dividends received by the Fund itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Fund will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.

     Foreign Tax Credit. If the Fund invests in any foreign securities, the tax statement that you receive may include an item showing foreign taxes the Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes the Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.

     Backup Withholding. The Fund may be required to withhold, for U.S. federal income taxes, a portion of all taxable dividends and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or who otherwise fail to make required certifications, or if the Fund or a shareholder has been notified by the Internal Revenue Service that such shareholder is subject to backup withholding. Corporate shareholders and certain other shareholders under federal tax laws are generally exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld will be allowed as a refund or credit against the shareholder's federal income tax liability if the appropriate information is provided to the Internal Revenue Service.

     Alternative Minimum Tax. As with any taxable investment, investors may be subject to the federal alternative minimum tax on their income (including taxable income from the Fund), depending on their individual circumstances.

     Further Information. The SAI summarizes further federal income tax considerations that may apply to the Fund and its shareholders and may qualify the considerations discussed herein.

                                  UNDERWRITING


     Subject to the terms and conditions stated in an underwriting agreement, each Underwriter named below, for which Stifel, Nicolaus & Company, Incorporated is acting as representative, has severally agreed to purchase, and the Fund has agreed to sell to such Underwriter, the number of Common Shares set forth opposite the name of such Underwriter.


                                                                   NUMBER OF
    UNDERWRITER                                                  COMMON SHARES
    -----------                                                  -------------


    ...........................................................
    ...........................................................
    ...........................................................
    ...........................................................
                                                                 -------------
    Total .....................................................
                                                                 =============

     The underwriting agreement provides that the obligations of the Underwriters to purchase the Common Shares included in this offering are subject to the approval of certain legal matters by counsel and certain other conditions. The Underwriters are obligated, severally and not jointly, to purchase all of the Common Shares sold under the underwriting agreement if any of the Common Shares are purchased. In the underwriting agreement, the Fund, the Adviser and the Sub-Adviser have agreed to indemnify the Underwriters against certain liabilities, including liabilities arising under the Securities Act of 1933, as amended, or to contribute to payments the Underwriters may be required to make for any of those liabilities.

     The Underwriters are offering the Common Shares, subject to prior sale, when, as, and if issued to and accepted by them, subject to approval of legal matters by their counsel, including the validity of the Common Shares, and other conditions contained in the underwriting agreement, such as the receipt by the Underwriters of officer's certificates and legal opinions. The Underwriters reserve the right to withdraw, cancel or modify offers to the public and to repeal orders in whole or in part.

COMMISSIONS AND DISCOUNTS


     The Underwriters have advised us that they propose to initially offer some of the Common Shares directly to the public at the public offering price set forth on the cover page of this prospectus and some of the Common Shares to certain dealers at the public offering price less a concession not in excess of $ per Common Share. The sales load the Fund will pay of $.90 per Common Share is equal to 4.5% of the initial offering price. The Underwriters may allow, and the dealers may reallow, a discount not in excess of $ per Common Share on sales to other dealers. After the initial public offering, the public offering price, concession and discount may be changed.


     The following table shows the public offering price, estimated offering expenses, sales load and proceeds to the Fund. The information assumes either no exercise or full exercise by the Underwriters of their overallotment option.

                                          PER SHARE  WITHOUT OPTION  WITH OPTION
 Public offering price...................  $20.00          $              $
 Sales load..............................    $.90          $              $
 Estimated offering expenses.............    $.04          $              $
 Proceeds, after expenses, to the Fund...  $19.06          $              $


     The Fund will pay its Common Share offering costs up to and including $.04 per Common Share. The Fund has agreed to pay the Underwriters $ per Common Share as a partial reimbursement of expenses incurred in connection with the offering. The amount paid by the Fund as this partial reimbursement to the Underwriters will not exceed % of the total price to the public of the Common Shares sold in this offering. The Fund has also agreed to pay certain fees to counsel to the Underwriters in an amount up to $ , which will not exceed % of the total price to the public of the Common Shares sold in this offering. The Fund will not pay
(i) any organizational costs or (ii) any offering costs of the Fund (other than the partial reimbursement of certain Underwriter expenses described above) that exceed .20% (or $.04 per Common Share) of the Fund's aggregate offering price.

OVERALLOTMENT OPTION


     The Fund has granted the Underwriters an option to purchase up to additional Common Shares at the public offering price, less the sales load, within 45 days from the date of this prospectus solely to cover any overallotments. If the Underwriters exercise this option, each will be obligated, subject to conditions contained in the underwriting agreement, to purchase a number of additional Common Shares proportionate to that Underwriter's initial amount reflected in the above table, and we will be obligated, pursuant to that option, to sell these Common Shares to the Underwriters.



LOCK-UP AGREEMENT

     [We, our officers and Trustees, the Adviser and Sub-Adviser, and the Adviser's and Sub-Adviser's senior investment professionals] have agreed not to offer or sell any additional Common Shares for a period of [180] days after the date of the underwriting agreement without first obtaining the written consent of Stifel, except for the sale of Common Shares to the Underwriters pursuant to the underwriting agreement or Common Shares issued pursuant to the Fund's Dividend Reinvestment Plan. Specifically, we have agreed, with certain limited exceptions, not to directly or indirectly:

         o   offer, pledge, sell or contract to sell any Common Shares;

         o   sell any option or contract to purchase any Common Shares;

         o   purchase any option or contract to sell any Common Shares;

         o   grant any option, right or warrant for the sale of any Common
             Shares;

         o   lend or otherwise dispose of or transfer any Common Shares;

         o file a registration statement related to the Common Shares, but not including any post-effective amendment to the current registration statement or a new registration statement in order to maintain a universal shelf registration statement; or

         o enter into any swap or other agreement that transfers, in whole or in part, the economic consequence of ownership of any Common Shares, whether any such swap or transaction is to be settled by delivery of Common Shares or other securities, in cash or otherwise.


PRICE STABILIZATION AND SHORT POSITIONS

     Until the distribution of the Common Shares is complete, SEC rules may limit Underwriters and selling group members from bidding for and purchasing the Common Shares. However, the representative may engage in transactions that stabilize the price of the Common Shares, such as bids or purchases to peg, fix or maintain that price.

     In connection with the offering, the Underwriters may purchase and sell our Common Shares in the open market. These transactions may include short sales, purchases on the open market to cover positions created by short sales and stabilizing transactions. Short sales involve the sale by the Underwriters of a greater number of shares than it is required to purchase in the offering. "Covered" short sales are sales made in an amount not greater than the Underwriters' option to purchase additional shares in the offering. The Underwriters may close out any covered short position by either exercising its overallotment option or purchasing shares in the open market. In determining the source of shares to close out the covered short position, the Underwriters will consider, among other things, the price of shares available for purchase in the open market as compared to the price at which they may purchase shares through the overallotment option. "Naked" short sales are sales in excess of the overallotment option. The Underwriters must close out any naked short position by purchasing shares in the open market. A naked short position is more likely to be created if the Underwriters are concerned that there may be downward pressure on the price of our Common Shares in the open market after pricing that could adversely affect investors who purchase in the offering. Stabilizing transactions consist of various bids for or purchases of Common Shares made by the Underwriters in the open market prior to the completion of the offering.

     Neither the Fund nor any of the Underwriters makes any representations or prediction as to the direction or magnitude of any effect that the transactions described above may have on the price of the Common Shares. In addition, neither the Fund nor any of the Underwriters makes any representation that the representative will engage in these transactions or that these transactions, once commenced, will not be discontinued without notice.

     Common Shares will be sold so as to ensure that the         Exchange
distribution standards (i.e., round lots, public shares and aggregate market value) will be met.

ADDITIONAL COMPENSATION AND OTHER RELATIONSHIPS

     The Adviser (and not the Fund) has agreed to pay from its own assets
additional compensation to       . This additional compensation will be payable
quarterly at the annual rate of    % of the Fund's Managed Assets during the
continuance of the investment management agreement between the Adviser and the
Fund.           has agreed to provide, as requested by the Adviser, specified after-market support services designed to maintain the visibility of the Fund on an ongoing basis; relevant information, studies or reports regarding the Fund and the closed-end investment company industry; and consultation regarding market discounts of the Fund. The total amount of these additional compensation
payments to        , which are considered underwriting compensation, will not
exceed    % of the total price to the public of the Common Shares sold in this offering.

     The Adviser (and not the Fund) has agreed to pay from its own assets to
a structuring fee in the amount of $      , which is equal to   % of the Fund's
Managed Assets attributable to Common Shares sold by         in this offering,
for advice relating to the structure, design and organization of the Fund as well as services related to the sale and distribution of the Fund's Common
Shares. The amount of the structuring fee paid to               , which is
considered underwriting compensation, will not exceed   % of the total price to
the public of the Common Shares sold in this offering.

     The total amount of the additional compensation payments to     and
described above, plus the amounts paid by the Fund as the $    per Common Share
partial reimbursement to the Underwriters and the payment of certain fees to counsel to the Underwriters will not exceed 4.5% (or $.90 per Common Share) of the total price to the public of the Common Shares sold in this offering. The sum total of all compensation to or reimbursement of Underwriters in connection with this public offering of Common Shares, including sales load and all forms
of additional compensation to Underwriters, will be limited to   % (or $    per
Common Share) of the total price to the public of the Common Shares sold in this offering.


ELECTRONIC DISTRIBUTION

     This prospectus in electronic format may be made available on the Internet sites or through other online services maintained by the Underwriters or their affiliates. In those cases, prospective investors may view offering terms online and prospective investors may be allowed to place orders online. The Underwriters may allocate a specific number of Common Shares for sale to online brokerage account holders. Any such allocation for online distributions will be made by the representative on the same basis as other allocations.

     Other than this prospectus in electronic format, the information on the Underwriters' web sites and any information contained in any other web site maintained by the Underwriters are not part of this prospectus or the registration statement of which this prospectus forms a part and have not been approved and/or endorsed by us and should not be relied upon by prospective investors.

     The address of Stifel is One South Street, 15th Floor, Baltimore, Maryland 21202.


          CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT


     The custodian of the assets of the Fund is JPMorgan Chase Bank, National Association, 3 Chase Metrotech Center, 6th Floor, Brooklyn, New York 11245. The Fund's transfer and dividend paying agent is American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, New York 10038. Pursuant to an administration and accounting services agreement, JPMorgan Investor Services Co., 73 Tremont Street, Boston, Massachusetts 02108, provides certain administrative and accounting services to the Fund, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant with various audit-related information with respect to the Fund; and providing other continuous accounting and administrative services. As compensation for the above-mentioned custodian services, the Fund has agreed to pay JPMorgan Chase Bank, National Association an annual fee, calculated daily and payable on a monthly basis, of .0075% of the Fund's Managed Assets plus various per transaction charges, has agreed to pay American Stock Transfer & Trust Company $1,000 per month plus additional out-of-pocket expenses for providing transfer agent and registrar services and has agreed to pay JPMorgan Investor Services Co. an annual fee, calculated daily and payable on a monthly basis, of $25,000 for providing various Fund administration and accounting services, and an annual fee, calculated daily and payable on a monthly basis, of .06% of the Fund's net assets, subject to decrease with respect to additional Fund net assets. The Fund has also entered into an agreement with PFPC, Inc. ("PFPC"), 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PFPC will provide certain administrative services to the Fund in connection with the Board of Trustees' meetings and other related items.

                                 LEGAL OPINIONS


     Certain legal matters in connection with the Common Shares will be passed upon for the Fund by Chapman and Cutler LLP, Chicago, Illinois, and for the Underwriters by Andrews Kurth LLP, New York, New York. Chapman and Cutler LLP and Andrews Kurth LLC may rely as to certain matters of Massachusetts law on the opinion of Bingham McCutchen LLP.

                            TABLE OF CONTENTS FOR THE
                       STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE

Use of Proceeds...........................................................   1
Investment Objective......................................................   1
Investment Restrictions...................................................   1
Investment Policies and Techniques........................................   3
Additional Information About the Fund's Investments
   and Investment Risks...................................................   6
Other Investment Policies and Techniques..................................  13
Management of the Fund....................................................  20
Investment Adviser........................................................  27
Proxy Voting Policies and Procedures......................................  29
Sub-Adviser...............................................................  29
Portfolio Transactions and Brokerage......................................  33
Description of Shares.....................................................  35
Certain Provisions in the Declaration of Trust and By-Laws................  37
Repurchase of Fund Shares; Conversion to Open-End Fund....................  40
Federal Income Tax Matters................................................  42
Independent Registered Public Accounting Firm.............................  48
Custodian, Administrator, Fund Accountant and Transfer Agent..............  48
Additional Information....................................................  48
Report of Independent Registered Public Accounting Firm...................  50
Statement of Assets and Liabilities.......................................  51
Appendix A--Description of Ratings........................................  A-1
Appendix B--StoneCastle Advisors, LLC Proxy Voting Guidelines.............  B-1

================================================================================

     Until , 2008 (25 days after the date of this prospectus), all dealers that buy, sell or trade the Common Shares, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers' obligation to deliver a prospectus when acting as Underwriters and with respect to their unsold allotments or subscriptions.


                                     SHARES

                 FIRST TRUST/STONECASTLE BANK SELECT INCOME FUND

                                  COMMON SHARES
                                $20.00 PER SHARE



                                   ----------
                                   PROSPECTUS
                                   ----------





                                          , 2008

================================================================================

Back Cover

The information in this Statement of Additional Information is not complete and may be changed. We may not sell securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                   SUBJECT TO COMPLETION, DATED MAY 5, 2008



                 FIRST TRUST/STONECASTLE BANK SELECT INCOME FUND
                       STATEMENT OF ADDITIONAL INFORMATION

         First Trust/StoneCastle Bank Select Income Fund (the "Fund") is a newly organized, diversified, closed-end management investment company.

         This Statement of Additional Information relating to the common shares of beneficial interest of the Fund (the "Common Shares") is not a prospectus, but should be read in conjunction with the Fund's Prospectus dated , 2008 (the "Prospectus"). This Statement of Additional Information does not include all information that a prospective investor should consider before purchasing Common Shares. Investors should obtain and read the Prospectus prior to purchasing such Shares. A copy of the Fund's Prospectus may be obtained without charge by calling (800) 988-5891. You also may obtain a copy of the Prospectus on the Securities and Exchange Commission's web site (http://www.sec.gov). Capitalized terms used but not defined in this Statement of Additional Information have the meanings ascribed to them in the Prospectus.

         This Statement of Additional Information is dated        , 2008.

                                TABLE OF CONTENTS

                                                                            Page

USE OF PROCEEDS................................................................1
INVESTMENT OBJECTIVE...........................................................1
INVESTMENT RESTRICTIONS........................................................1
INVESTMENT POLICIES AND TECHNIQUES.............................................3
ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND INVESTMENT RISKS.......6
OTHER INVESTMENT POLICIES AND TECHNIQUES......................................13
MANAGEMENT OF THE FUND........................................................20
INVESTMENT ADVISER............................................................27
PROXY VOTING POLICIES AND PROCEDURES..........................................29
SUB-ADVISER...................................................................29
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................33
DESCRIPTION OF SHARES.........................................................35
CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS....................37
REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND........................40
FEDERAL INCOME TAX MATTERS....................................................42
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................48
CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT..................48
ADDITIONAL INFORMATION........................................................48
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.......................50
STATEMENT OF ASSETS AND LIABILITIES...........................................51

APPENDIX A  --  DESCRIPTION OF RATINGS.......................................A-1
APPENDIX B  --  STONECASTLE ADVISORS, LLC PROXY VOTING GUIDELINES............B-1

                                 USE OF PROCEEDS


         The net proceeds of the offering of Common Shares of the Fund will be
approximately $   ($   if the Underwriters exercise the overallotment option in
full) after payment of the estimated organizational expenses and offering costs. The Fund expects it will be able to invest substantially all of the net proceeds of the offering in securities and other instruments that meet the investment objective and policies within three months after completion of the offering. Pending such investment, it is anticipated that the net proceeds will be invested in cash or cash equivalents.


         The Fund will not pay (i) any organizational expenses or (ii) any offering costs of the Fund (other than the partial reimbursement of underwriter expenses) that exceed $0.04 per Common Share.


                              INVESTMENT OBJECTIVE

         INVESTMENT OBJECTIVE. The Fund's investment objective is to seek current income. There can be no assurance that the Fund's investment objective will be achieved.


         The Fund will seek to achieve its investment objective by investing at least 80% of its Managed Assets in a diversified portfolio of: (i) fixed-income and equity securities issued by banks, thrifts, credit unions and non-bank finance companies, or holding companies thereof (collectively, "Banks") and (ii) asset-backed securities secured by, or payable from, pools of Bank securities (collectively, "Bank Securities"), in each case that the Fund's sub-adviser, StoneCastle Advisors, LLC ("StoneCastle" or "Sub-Adviser"), believes offer attractive opportunities for current income. Under normal market conditions, the Fund will concentrate its investments in securities of companies within industries in the financials sector. The concentration of the Fund's assets in a group of industries is likely to present more risks than a fund that is broadly diversified over several groups of industries.


         Percentage limitations described in this Statement of Additional Information are as of the time of investment by the Fund and may be exceeded on a going-forward basis as a result of market value fluctuations of the Fund's portfolio and other events.


         The Common Shares may trade at a discount or premium to net asset value ("NAV"). An investment in the Fund may not be appropriate for all investors and is not intended to be a complete investment program. No assurance can be given that the Fund will achieve its investment objective. For further discussion of the Fund's portfolio composition and associated special risk considerations, see "The Fund's Investments" and "Risks" in the Prospectus.



                             INVESTMENT RESTRICTIONS

         The Fund's investment objective and certain investment policies of the Fund are described in the Prospectus. The Fund, as a fundamental policy, may not:

                    1. With respect to 75% of its total assets, purchase any securities if, as a result, more than 5% of the Fund's total assets would then be invested in securities of any single issuer or if, as a result, the Fund would hold more than 10% of the outstanding voting securities of any single issuer; provided, that Government securities (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")), securities issued by other investment companies and cash items (including receivables) shall not be counted for purposes of this limitation;

                    2. Purchase any security if, as a result of the purchase, 25% or more of the Fund's total assets (taken at current value) would be invested in the securities of borrowers and other issuers having their principal business activities in the same industry; provided, that this limitation shall not apply with respect to securities of companies within industries in the financials sector (including commercial banks, thrifts and mortgage finance and diversified financial services industries) or obligations issued or guaranteed by the U.S. government or by its agencies or instrumentalities;


                    3. Borrow money, except as permitted by the 1940 Act, the rules thereunder and interpretations thereof or pursuant to a Securities and Exchange Commission exemptive order;

                    4. Issue senior securities, as defined in the 1940 Act, other than: (i) Preferred Shares which immediately after issuance will have asset coverage of at least 200%; (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%;
         (iii) the borrowings permitted by investment restriction 2 above; or
         (iv) pursuant to a Securities and Exchange Commission exemptive order;

                    5. Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of debt securities in accordance with its investment objective, policies and limitations;


                    6. Act as underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the "Securities Act") in connection with the purchase and sale of portfolio securities;


                    7. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund's ownership of such securities; and

                    8. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or derivative instruments or from investing in securities or other instruments backed by physical commodities).

         Except as noted above, the foregoing fundamental investment policies, together with the investment objective of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of the outstanding Preferred Shares voting as a single class. Under the 1940 Act a "majority of the outstanding voting securities" means the vote of: (A) 67% or more of the Fund's shares present at a meeting, if the holders of more than 50% of the Fund's shares are present or represented by proxy; or (B) more than 50% of the Fund's shares, whichever is less.

         In addition to the foregoing investment policies, the Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees. The Fund may not:

                    1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold at no added cost, and provided that transactions in options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short; or

                    2. Purchase securities of listed companies for the purpose of exercising control.

         The foregoing restrictions and limitations will apply only at the time of purchase of securities, and the percentage limitations will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of an acquisition of securities, unless otherwise indicated.


                       INVESTMENT POLICIES AND TECHNIQUES

         The following information supplements the discussion of the Fund's investment objective, policies, and techniques that are described in the Fund's Prospectus.

PORTFOLIO COMPOSITION


         DERIVATIVES. The Fund may, but is not required to, use various derivatives described below to (i) reduce interest rate risk arising from any use of Leverage, (ii) facilitate portfolio management, (iii) mitigate risks, including interest rate, currency and credit risks, and/or (iv) earn income. Such derivatives are generally accepted under modern portfolio management practices and are regularly used by closed-end management investment companies and other institutional investors. Although the Sub-Adviser seeks to use the practices to further the Fund's investment objective, no assurance can be given that these practices will achieve this result. The Fund may purchase and sell derivative instruments such as exchange-listed and over-the-counter put and call options on securities, financial futures, equity, fixed-income and interest rate indices, credit default swaps, credit linked notes, swap options, and other financial instruments. It may purchase and sell financial futures contracts and options thereon. Moreover, the Fund may enter into various interest rate transactions such as swaps, caps, floors or collars and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures or enter into credit transactions, total rate of return swap transactions, credit default swaps and other credit derivative instruments. The Fund may also purchase derivative instruments that combine features of several of these instruments. The Fund generally seeks to use derivatives as a portfolio management or hedging technique to seek to protect against possible adverse changes in the market value of securities held in or to be purchased for the Fund's portfolio, protect the value of the Fund's portfolio, facilitate the sale of certain securities for investment purposes, manage the effective interest rate exposure of the Fund, protect against changes in currency exchange rates, manage the effective maturity or duration of the Fund's portfolio or establish positions in the derivatives markets as a temporary substitute for purchasing or selling particular securities. The Fund may use derivatives for non-hedging purposes to enhance potential gain.

         SHORT-TERM DEBT SECURITIES; TEMPORARY DEFENSIVE POSITION; INVEST-UP PERIOD. During the period in which the net proceeds of the offering of Common Shares are being invested, the issuance of Preferred Shares, if any, commercial paper or notes and/or other borrowings are being invested, or during periods in which the Fund's investment adviser, First Trust Advisors L.P. ("First Trust Advisors" or the "Adviser") or the Sub-Adviser determines that it is temporarily unable to follow the Fund's investment strategy or that it is impractical to do so, the Fund may deviate from its investment strategy and invest all or any portion of its Managed Assets in cash and cash equivalents. The Adviser's or the Sub-Adviser's determination that it is temporarily unable to follow the Fund's investment strategy or that it is impracticable to do so will generally occur only in situations in which a market disruption event has occurred and where trading in the securities selected through application of the Fund's investment strategy is extremely limited or absent. In such a case, the Fund may not pursue or achieve its investment objective.


         The cash and cash equivalents are defined to include, without limitation, the following:

                    (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

                    (2) Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance payable as to any one certificate of deposit is

         $100,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

                    (3) Repurchase agreements, which involve purchases of debt securities. At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. Pursuant to the Fund's policies and procedures, the Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Sub-Adviser monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. The Sub-Adviser does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

                    (4) Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. The Sub-Adviser will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity measures) and will continuously monitor the corporation's ability to meet all its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a nationally recognized statistical rating organization and which mature within one year of the date of purchase or carry a variable or floating rate of interest.

                    (5) The Fund may invest in bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

                    (6) The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

                    (7) The Fund may invest in shares of money market funds in accordance with the provisions of the 1940 Act.


    ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS AND INVESTMENT RISKS


DERIVATIVES RISK

         The Fund may use various other investment management techniques that also involve certain risks and special considerations, including utilizing derivative instruments to generate income or for hedging and risk management purposes. Derivative instruments the Fund may use include interest rate options, futures, swaps, caps, floors, collars and other derivative transactions. These strategic transactions will be entered into to generate income or to seek to manage the risks of the Fund's portfolio securities, but may have the effect of limiting the gains from favorable market movements.

         A derivative is a financial instrument whose performance is derived at least in part from the performance of an underlying index, security or asset. The values of certain derivatives can be affected dramatically by even small market movements, sometimes in ways that are difficult to predict. There are many different types of derivatives, with many different uses. The Fund expects to enter into these transactions primarily to seek to generate income or to preserve a return on a particular investment or portion of its portfolio, and also may enter into such transactions to seek to protect against decreases in the anticipated rate of return on floating or variable rate financial instruments the Fund owns or anticipates purchasing at a later date, or for other risk management strategies such as managing the effective dollar-weighted average duration of the Fund's portfolio. The Fund also may engage in hedging transactions to seek to protect the value of its portfolio against declines in NAV resulting from changes in interest rates, currencies or other market changes. Market conditions will determine whether and in what circumstances the Fund would employ any of the hedging and risk management techniques described below. The successful utilization of derivative transactions requires skills different from those needed in the selection of the Fund's portfolio securities. The Fund believes that the Sub-Adviser possesses the skills necessary for the successful utilization of derivative transactions. The Fund will incur brokerage and other costs in connection with its derivative transactions.

         The Fund may enter into interest rate swaps or total rate of return swaps or purchase or sell interest rate caps or floors. Interest rate swaps involve the exchange by the Fund with another party of their respective obligations to pay or receive interest, e.g., an obligation to make floating rate payments for an obligation to make fixed rate payments.

         The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount (the reference amount with respect to which interest obligations are determined although no actual exchange of principal occurs) from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest at the difference of the index and the predetermined rate on a notional principal amount from the party selling the interest rate floor.

         In circumstances in which the Sub-Adviser anticipates that interest rates will decline, the Fund might, for example, enter into an interest rate swap as the floating rate payor or, alternatively, purchase an interest rate floor. In the case of purchasing an interest rate floor, if interest rates declined below the floor rate, the Fund would receive payments from its counterparty which would wholly or partially offset the decrease in the payments it would receive in respect of the portfolio assets being hedged. In the case where the Fund purchases an interest rate swap, if the floating rate payments fell below the level of the fixed rate payment set in the swap agreement, the Fund's counterparty would pay the Fund amounts equal to interest computed at the difference between the fixed and floating rates over the notional principal amount. Such payments would offset or partially offset the decrease in the payments the Fund would receive in respect of floating rate portfolio assets being hedged.

         The successful use of swaps, caps and floors to preserve the rate of return on a portfolio of financial instruments depends on the Sub-Adviser's ability to predict correctly the direction and extent of movements in interest rates.

         At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

         It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency that the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

         If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

         Although the Fund believes that use of the derivative transactions described above will benefit the Fund, if the Sub-Adviser's judgment about the direction or extent of the movement in interest rates is incorrect, the Fund's overall performance would be worse than if it had not entered into any such transactions.


         Because the Fund intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the net exposure under a derivative instrument or the notional value of a derivative instrument (depending on the applicable segregation requirements pursuant to interpretations of the SEC and SEC staff) or enter into offsetting positions in respect of derivative instruments, the Sub-Adviser and the Fund believe these hedging transactions do not constitute senior securities. The Fund usually will enter into interest rate swaps on a net basis, i.e., where the two parties make net payments with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued and an amount of cash, cash equivalents or liquid securities having an aggregate market value at least equal to the accrued excess will be segregated on the Fund's records. If the Fund enters into a swap on other than a net basis, the Fund intends to segregate assets on the Fund's records in the full amount of the Fund's obligations under each swap. Accordingly, the Fund does not treat swaps as senior securities. The Fund may enter into swaps, caps and floors with member banks of the Federal Reserve System, members of the New York Stock Exchange or other entities determined by the Sub-Adviser, pursuant to procedures adopted and reviewed on an ongoing basis by the Board of Trustees, to be creditworthy. If a default occurs by the other party to the transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction but remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor. The swap market has grown substantially in recent years with a large number of banks and financial services firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations, and they are less liquid than swaps. There can be no assurance, however, that the Fund will be able to enter into interest rate swaps or to purchase interest rate caps or floors at prices or on terms the Sub-Adviser believes are advantageous to the Fund. In addition, although the terms of interest rate swaps, caps and floors may provide for termination, there can be no assurance that the Fund will be able to terminate an interest rate swap or to sell or offset interest rate caps or floors that it has purchased.


         The Fund also may engage in credit derivative transactions. Default risk derivatives are linked to the price of reference securities or loans after a default by the issuer or borrower, respectively. Market spread derivatives are based on the risk that changes in market factors, such as credit spreads, can cause a decline in the value of a security, loan or index. There are three basic transactional forms for credit derivatives: swaps, options and structured instruments. The use of credit derivatives is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Sub-Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these techniques were not used. Moreover, even if the Sub-Adviser is correct in its forecasts, there is a risk that a credit derivative position may correlate imperfectly with the price of the asset or liability being hedged.

         CREDIT DEFAULT SWAP TRANSACTIONS. The Fund may invest in credit default swap transactions (as measured by the notional amounts of the swaps), including credit linked notes (described below) for hedging and investment purposes. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation. Credit default swap transactions are either "physical delivery" settled or "cash" settled. Physical delivery entails the actual delivery of the reference asset to the seller in exchange for the payment of the full par value of the reference asset. Cash settled entails a net cash payment from the seller to the buyer based on the difference of the par value of the reference asset and the current value of the reference asset that may have, through default, lost some, most or all of its value. The Fund may be either the buyer or seller in a credit default swap transaction. If the Fund is a buyer and no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. However, if an event of default occurs, the Fund (if the buyer) will receive the full notional value of the reference obligation either through a cash payment in exchange for the asset or a cash payment in addition to owning the reference asset. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and five years, provided that there is no event of default. The Fund currently intends to segregate assets on the Fund's records in the form of cash, cash equivalents or liquid securities in an amount equal to the full notional value of the credit default swaps of which it is the seller. If such assets are not fully segregated on the Fund's records, the use of credit default swap transactions could then be considered leverage. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation through either physical settlement or cash settlement. Credit default swap transactions involve greater risks than if the Fund had invested in the reference obligation directly.

         The Fund also may purchase credit default swap contracts in order to hedge against the risk of default of debt securities it holds, in which case the Fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the swap may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). It would also involve credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default.

         RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES. In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

                    (1) MARKET RISK. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Fund to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Sub-Adviser's ability to predict correctly market movements or changes in the relationships of such instruments to the Fund's portfolio holdings, and there can be no assurance the Sub-Adviser's judgment in this respect will be accurate. Consequently, the use of derivatives for investment or hedging purposes might result in a poorer overall performance for the Fund, whether or not adjusted for risk, than if the Fund had not used derivatives.

                    (2) CREDIT RISK. Credit risk is the risk that a loss is sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Fund will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Fund. The Fund will enter into transactions in derivative instruments only with counterparties that the Sub-Adviser reasonably believes are capable of performing under the contract.

                    (3) CORRELATION RISK. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. In addition, the Fund's success in using hedging instruments is subject to the Sub-Adviser's ability to correctly predict changes in relationships of such hedge instruments to the Fund's portfolio holdings, and there can be no assurance that the Sub-Adviser's judgment in this respect will be accurate. An imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to a risk of loss.

                    (4) LIQUIDITY RISK. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Fund might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts and/or make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If the Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair the Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Fund.

                    (5) LEGAL RISK. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

                    (6) SYSTEMIC OR "INTERCONNECTION" RISK. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

ILLIQUID/RESTRICTED SECURITIES

         The Fund may invest in securities that, at the time of investment, are illiquid (determined using the Securities and Exchange Commission's standard applicable to investment companies, i.e., securities that cannot be disposed by the Fund of within seven days in the ordinary course of business at approximately the amount at which the Fund values the securities). The Fund may also invest in restricted securities. The Sub-Adviser, under the supervision of the Adviser and the Board of Trustees, will determine whether restricted securities are illiquid. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered in order for the Fund to sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and acquiror of the securities. The Fund would, in either case, bear market risks during that period.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and reverse repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as restricted securities and are purchased directly from the issuer or in the secondary market. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices. The Fund might also have to register the restricted securities to dispose of them, thereby resulting in additional expense and delay. Adverse market conditions could impede the public offering of securities.

         Over time, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities, convertible securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

RESTRICTIVE COVENANTS AND 1940 ACT RESTRICTIONS


         With respect to a leverage borrowing program instituted by the Fund, the credit agreements governing such a program (the "Credit Agreements") will likely include usual and customary covenants for this type of transaction, including, but not limited to, limits on the Fund's ability to: (i) issue Preferred Shares; (ii) incur liens or pledge portfolio securities or investments; (iii) change its investment objective or fundamental investment restrictions without the approval of lenders; (iv) make changes in any of its business objectives, purposes or operations that could result in a material adverse effect; (v) make any changes in its capital structure; (vi) amend the Fund documents in a manner which could adversely affect the rights, interests or obligations of any of the lenders; (vii) engage in any business other than the business currently engaged in; (viii) create, incur, assume or permit to exist certain debt except for certain specific types of debt; and (ix) permit any of its Employee Retirement Income Security Act ("ERISA") affiliates to cause or permit to occur an event that could result in the imposition of a lien under the Code or ERISA. In addition, the Credit Agreements would not permit the Fund's asset coverage ratio (as defined in the Credit Agreements) to fall below 300% at any time.


         Under the requirements of the 1940 Act, the Fund must have asset coverage of at least 300% immediately after any borrowing, including borrowing under any leverage borrowing program the Fund implements. For this purpose, asset coverage means the ratio which the value of the total assets of the Fund, less liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of borrowings represented by senior securities issued by the Fund. The Credit Agreements would limit the Fund's ability to pay dividends or make other distributions on the Fund's Common Shares unless the Fund complies with the Credit Agreements' 300% asset coverage test. In addition, the Credit Agreements will not permit the Fund to declare dividends or other distributions or purchase or redeem Common Shares or Preferred Shares: (i) at any time that any event of default under the Credit Agreements has occurred and is continuing; or (ii) if, after giving effect to such declaration, the Fund would not meet the Credit Agreements' 300% asset coverage test set forth in the Credit Agreements.

                    OTHER INVESTMENT POLICIES AND TECHNIQUES

DERIVATIVE STRATEGIES

         GENERAL DESCRIPTION OF DERIVATIVE STRATEGIES. The Fund may use derivatives or other transactions to generate income, to hedge the Fund's exposure to an increase in the price of a security prior to its anticipated purchase or a decrease in the price of a security prior to its anticipated sale, to seek to reduce interest rate risks arising from the use of any Leverage by the Fund and to mitigate risks, including interest rate, currency and credit risks. The specific derivative instruments to be used, or other transactions to be entered into, for such investment or hedging purposes may include exchange-listed and over-the-counter put and call options on currencies, securities, fixed-income, currency and interest rate indices, and other financial instruments, financial futures contracts and options thereon (hereinafter referred to as "Futures" or "futures contracts"), interest rate and currency transactions such as swaps, caps, floors or collars, credit transactions, total rate of return swap transactions, credit default swaps or other credit derivative instruments.


         Derivative instruments on securities may be used to hedge against price movements in one or more particular securities positions that the Fund owns or intends to acquire. Such instruments may also be used to "lock-in" recognized but unrealized gains in the value of portfolio securities. Derivative strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, derivative strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of derivative instruments is subject to applicable regulations of the Securities and Exchange Commission, the several options and futures exchanges upon which they are traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, the Fund's ability to use derivative instruments may be limited by tax considerations.


         GENERAL LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. The Fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Pursuant to Section 4.5 of the regulations under the Commodity Exchange Act (the "CEA"), the Fund is not subject to regulation as a commodity pool under the CEA.

         Various exchanges and regulatory authorities have undertaken reviews of options and Futures trading in light of market volatility. Among the possible actions that have been presented are proposals to adopt new or more stringent daily price fluctuation limits for Futures and options transactions and proposals to increase the margin requirements for various types of futures transactions.


         ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The Fund will comply with the regulatory requirements of the Securities and Exchange Commission and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will segregate cash, U.S. government securities, high-grade liquid debt securities and/or other liquid assets permitted by the Securities and Exchange Commission and CFTC on the Fund's records in the amount prescribed. Securities segregated on the Fund's records cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

         OPTIONS. The Fund may purchase put and call options on stock or other securities. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the option holder an underlying security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying security covered by the option or its equivalent from the writer of the option at the stated exercise price.

         As a holder of a put option, the Fund will have the right to sell the securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the securities underlying the option, in each case at their exercise price at any time prior to the option's expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires.

         CERTAIN CONSIDERATIONS REGARDING OPTIONS. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

         Some, but not all, of the derivative instruments may be traded and listed on an exchange. There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

         FUTURES CONTRACTS. The Fund may enter into securities-related futures contracts, including security futures contracts as an anticipatory hedge. The Fund's derivative investments may include sales of Futures as an offset against the effect of expected declines in securities prices and purchases of Futures as an offset against the effect of expected increases in securities prices. The Fund will not enter into futures contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into futures contracts that are traded on exchanges and are standardized as to maturity date and underlying financial instrument. A security futures contract is a legally binding agreement between two parties to purchase or sell in the future a specific quantity of shares of a security or of the component securities of a narrow-based security index, at a certain price. A person who buys a security futures contract enters into a contract to purchase an underlying security and is said to be "long" the contract. A person who sells a security futures contact enters into a contract to sell the underlying security and is said to be "short" the contract. The price at which the contract trades (the "contract price") is determined by relative buying and selling interest on a regulated exchange.

         Transaction costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. In order to enter into a security futures contract, the Fund must deposit funds with its custodian in the name of the futures commodities merchant equal to a specified percentage of the current market value of the contract as a performance bond. Moreover, all security futures contracts are marked-to-market at least daily, usually after the close of trading. At that time, the account of each buyer and seller reflects the amount of any gain or loss on the security futures contract based on the contract price established at the end of the day for settlement purposes.

         An open position, either a long or short position, is closed or liquidated by entering into an offsetting transaction (i.e., an equal and opposite transaction to the one that opened the position) prior to the contract expiration. Traditionally, most futures contracts are liquidated prior to expiration through an offsetting transaction and, thus, holders do not incur a settlement obligation. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract and the Fund may not be able to realize a gain in the value of its future position or prevent losses from mounting. This inability to liquidate could occur, for example, if trading is halted due to unusual trading activity in either the security futures contract or the underlying security; if trading is halted due to recent news events involving the issuer of the underlying security; if systems failures occur on an exchange or at the firm carrying the position; or, if the position is on an illiquid market. Even if the Fund can liquidate its position, it may be forced to do so at a price that involves a large loss.

         Under certain market conditions, it may also be difficult or impossible to manage the risk from open security futures positions by entering into an equivalent but opposite position in another contract month, on another market, or in the underlying security. This inability to take positions to limit the risk could occur, for example, if trading is halted across markets due to unusual trading activity in the security futures contract or the underlying security or due to recent news events involving the issuer of the underlying security.

         There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures contract position. The Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

         Security futures contracts that are not liquidated prior to expiration must be settled in accordance with the terms of the contract. Some security futures contracts are settled by physical delivery of the underlying security. At the expiration of a security futures contract that is settled through physical delivery, a person who is long the contract must pay the final settlement price set by the regulated exchange or the clearing organization and take delivery of the underlying shares. Conversely, a person who is short the contract must make delivery of the underlying shares in exchange for the final settlement price. Settlement with physical delivery may involve additional costs.

         Other security futures contracts are settled through cash settlement. In this case, the underlying security is not delivered. Instead, any positions in such security futures contracts that are open at the end of the last trading day are settled through a final cash payment based on a final settlement price determined by the exchange or clearing organization. Once this payment is made, neither party has any further obligations on the contract.

         As noted above, margin is the amount of funds that must be deposited by the Fund in order to initiate futures trading and to maintain the Fund's open positions in futures contracts. A margin deposit is intended to ensure the Fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded and may be significantly modified from time to time by the exchange during the term of the futures contract.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund. In computing daily NAV, the Fund will mark to market the current value of its open futures contracts. The Fund expects to earn interest income on its margin deposits.

         Because of the low margin deposits required, futures contracts trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the futures contracts were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount initially invested in the futures contract. However, the Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         In addition to the foregoing, imperfect correlation between the futures contracts and the underlying securities may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. Under certain market conditions, the prices of security futures contracts may not maintain their customary or anticipated relationships to the prices of the underlying security or index. These pricing disparities could occur, for example, when the market for the security futures contract is illiquid, when the primary market for the underlying security is closed, or when the reporting of transactions in the underlying security has been delayed.

         In addition, the value of a position in security futures contracts could be affected if trading is halted in either the security futures contract or the underlying security. In certain circumstances, regulated exchanges are required by law to halt trading in security futures contracts. For example, trading on a particular security futures contract must be halted if trading is halted on the listed market for the underlying security as a result of pending news, regulatory concerns, or market volatility. Similarly, trading of a security futures contract on a narrow-based security index must be halted under circumstances such as where trading is halted on securities accounting for at least 50% of the market capitalization of the index. In addition, regulated exchanges are required to halt trading in all security futures contracts for a specified period of time when the Dow Jones Industrial Average ("DJIA") experiences one-day declines of 10%-, 20%- and 30%. The regulated exchanges may also have discretion under their rules to halt trading in other circumstances - such as when the exchange determines that the halt would be advisable in maintaining a fair and orderly market.

         A trading halt, either by a regulated exchange that trades security futures or an exchange trading the underlying security or instrument, could prevent the Fund from liquidating a position in security futures contracts in a timely manner, which could expose the Fund to a loss.

         Each regulated exchange trading a security futures contract may also open and close for trading at different times than other regulated exchanges trading security futures contracts or markets trading the underlying security or securities. Trading in security futures contracts prior to the opening or after the close of the primary market for the underlying security may be less liquid than trading during regular market hours.

         SWAP AGREEMENTS. The Fund may enter into swap agreements. A swap is a financial instrument that typically involves the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, commodity prices, non-U.S. currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

         Swap agreements may increase or decrease the overall volatility of the investments of the Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

         Generally, swap agreements have fixed maturity dates that are agreed upon by the parties to the swap. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, the Fund may not be able to recover the money it expected to receive under the contract.

         A swap agreement can be a form of leverage, which can magnify the Fund's gains or losses. In order to reduce the risk associated with leveraging, the Fund will cover its current obligations under swap agreements according to guidelines established by the Securities and Exchange Commission. If the Fund enters into a swap agreement on a net basis, it will be required to segregate assets on the Fund's records with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will be required to segregate assets on the Fund's records with a value equal to the full amount of the Fund's accrued obligations under the agreement.

         EQUITY SWAPS. In a typical equity swap, one party agrees to pay another party the return on a security, security index or basket of securities in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to securities making up the index of securities without actually purchasing those securities. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the interest that the Fund will be committed to pay under the swap.

BORROWINGS AND PREFERRED SHARES

         Although the Fund has no current intention to do so, the Fund is authorized to, and reserves the flexibility in the future to, seek to enhance the level of its current distributions through the use of Leverage. The Fund has the ability to borrow (by use of commercial paper, notes and/or other borrowings) an amount up to 33-1/3% (or such other percentage as permitted by law) of its Managed Assets (including the amount borrowed) less all liabilities other than borrowings. Any use of Leverage by the Fund will, however, be consistent with the provisions of the 1940 Act. The Fund also has the ability to issue Preferred Shares in an amount up to 50% of the Fund's Managed Assets (including the proceeds from Leverage). The Fund may borrow from banks and other financial institutions.


         The Leverage would have complete priority upon distribution of assets over Common Shares. The issuance of Leverage would leverage the Common Shares. Although the timing and other terms of the offering of Leverage and the terms of the Leverage would be determined by the Fund's Board of Trustees, the Fund expects to invest the proceeds derived from any Leverage offering in securities consistent with the Fund's investment objective and policies. If Preferred Shares are issued, they may pay dividends based on fixed rates, floating or adjustable rates or auction rates. The adjustment period for auction rate Preferred Shares dividends could be as short as one day or as long as one year or more. So long as the Fund's portfolio is invested in securities that provide a higher rate of return than the dividend rate or interest rate of the Leverage, after taking expenses into consideration, the Leverage will cause Common Shareholders to receive a higher rate of income than if the Fund were not leveraged.

         Leverage creates risk for holders of the Common Shares, including the likelihood of greater volatility of NAV and market price of the Common Shares, and the risk that fluctuations in interest rates on borrowings and debt or in the dividend rates on any Preferred Shares may affect the return to the holders of the Common Shares or will result in fluctuations in the dividends paid on the Common Shares. To the extent total return exceeds the cost of Leverage, the Fund's return will be greater than if Leverage had not been used. Conversely, if the total return derived from securities purchased with proceeds received from the use of Leverage is less than the cost of Leverage, the Fund's return will be less than if Leverage had not been used, and therefore the amount available for distribution to Common Shareholders as dividends and other distributions will be reduced. In the latter case, the Sub-Adviser nevertheless may determine to maintain the Fund's leveraged position if it expects that the benefits to the Fund's Common Shareholders of maintaining the leveraged position will outweigh the current reduced return. Under normal market conditions, the Fund anticipates that it will be able to invest the proceeds from Leverage at a higher rate than the costs of Leverage, which would enhance returns to Common Shareholders. The fees paid to the Adviser and Sub-Adviser will be calculated on the basis of the Managed Assets, including proceeds from borrowings for Leverage and the issuance of Preferred Shares. During periods in which the Fund is utilizing Leverage, the investment advisory fee payable to the Adviser (and by the Adviser to the Sub-Adviser) will be higher than if the Fund did not utilize a leveraged capital structure. The use of Leverage creates risks and involves special considerations.



         The Fund's Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) and may secure any such borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such borrowing, the Fund may be required to maintain minimum average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (33 1/3% of Managed Assets after borrowings). With respect to such borrowing, asset coverage means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such borrowing represented by senior securities issued by the Fund.

         The rights of lenders to the Fund to receive interest on and repayment of principal of any such borrowings will be senior to those of the Common Shareholders, and the terms of any such borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances. Furthermore, the 1940 Act grants, in certain circumstances, to the lenders to the Fund certain voting rights in the event of default in the payment of interest on or repayment of principal. In the event that such provisions would impair the Fund's status as a regulated investment company under the Code, the Fund, subject to its ability to liquidate its portfolio, intends to repay the borrowings. Any borrowing will likely be ranked senior or equal to all other existing and future borrowings of the Fund.


         Certain types of borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverage and portfolio composition requirements. The Fund may be subject to certain restrictions on investments imposed by guidelines of one or more rating agencies, which may issue ratings for the short-term corporate debt securities or any Preferred Shares issued by the Fund. These guidelines may impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Sub-Adviser from managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

         Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the value of the Fund's Managed Assets is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., the liquidation value may not exceed 50% of the Fund's Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its Common Shares unless, at the time of such declaration, the value of the Fund's Managed Assets is at least 200% of such liquidation value. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem Preferred Shares from time to time to the extent necessary in order to maintain coverage of any Preferred Shares of at least 200%. In addition, as a condition to obtaining ratings on the Preferred Shares, the terms of any Preferred Shares issued are expected to include asset coverage maintenance provisions which will require the redemption of the Preferred Shares in the event of non-compliance by the Fund and may also prohibit dividends and other distributions on the Common Shares in such circumstances. In order to meet redemption requirements, the Fund may have to liquidate portfolio securities. Such liquidations and redemptions would cause the Fund to incur related transaction costs and could result in capital losses to the Fund. Prohibitions on dividends and other distributions on the Common Shares could impair the Fund's ability to qualify as a regulated investment company under the Code. If the Fund has Preferred Shares outstanding, two of the Fund's trustees will be elected by the holders of Preferred Shares as a class. The remaining trustees of the Fund will be elected by holders of Common Shares and Preferred Shares voting together as a single class. In the event the Fund failed to pay dividends on Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the trustees of the Fund.

         The Fund may also borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities.


                             MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS


         The general supervision of the duties performed for the Fund under the Investment Management Agreement is the responsibility of the Board of Trustees. The Trustees set broad policies for the Fund and choose the Fund's officers. The Board of Trustees is divided into three classes: Class I, Class II and Class
III. In connection with the organization of the Fund, each Trustee has been elected for one initial term the length of which depends on the class, as more fully described below. Subsequently, the Trustees in each class will be elected to serve for a term expiring at the third succeeding annual shareholder meeting subsequent to their election at an annual meeting, in each case until their respective successors are duly elected and qualified, as described below. The officers of the Fund serve indefinite terms. The following is a list of the

Trustees and officers of the Fund and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.


                                                                                          NUMBER OF
                                                  TERM OF                                 PORTFOLIOS
                                                  OFFICE(2) AND                           IN FUND
                                                  YEAR FIRST                              COMPLEX      OTHER
  NAME, ADDRESS AND DATE OF   POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS   OVERSEEN BY  DIRECTORSHIPS
            BIRTH             OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS     TRUSTEE      HELD BY TRUSTEE

Trustee who is an
Interested Person of the
Fund
------------------------
James A. Bowen(1)             President,         o Class __       President, First        58           Trustee of
1001 Warrenville Road,        Chairman of the      (3)(4)         Trust Advisors L.P.     Portfolios   Wheaton
  Suite 300                   Board, Chief                        and First Trust                      College
Lisle, IL 60532               Executive                           Portfolios L.P.;
D.O.B.: 09/55                 Officer and        o 2008           Chairman of the Board
                              Trustee                             of Directors,
                                                                  BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC


Trustees who are not
Interested Persons of the
Fund
-------------------------
Richard E. Erickson           Trustee            o Class __       Physician; President,   58           None
c/o First Trust Advisors                           (3)(4)         Wheaton Orthopedics;    Portfolios
L.P.                                                              Co-owner and
1001 Warrenville Road,                                            Co-Director (January
  Suite 300                                      o 2008           1996 to May 2007),
Lisle, IL 60532                                                   Sports Med Center for
D.O.B.: 04/51                                                     Fitness; Limited
                                                                  Partner, Gundersen
                                                                  Real Estate
                                                                  Partnership; Limited
                                                                  Partner, Sportsmed LLC

Thomas R. Kadlec              Trustee            o Class __       Senior Vice President   58           None
c/o First Trust Advisors                           (3)(4)         and Chief Financial     Portfolios
L.P.                                                              Officer (May 2007 to
1001 Warrenville Road,                           o 2008           Present), Vice
  Suite 300                                                       President and Chief
Lisle, IL 60532                                                   Financial Officer
D.O.B.: 11/57                                                     (1990 to May 2007),
                                                                  ADM Investor
                                                                  Services, Inc.
                                                                  (Futures Commission
                                                                  Merchant); President
                                                                  (May 2005 to
                                                                  Present), ADM
                                                                  Derivatives, Inc.;
                                                                  Registered
                                                                  Representative (2000
                                                                  to Present),
                                                                  Segerdahl & Company,
                                                                  Inc., a FINRA member

Robert F. Keith               Trustee            o Class __       President (2003 to      58           None
c/o First Trust Advisors                           (3)(4)         Present), Hibs          Portfolios
L.P.                                                              Enterprises
1001 Warrenville Road,                           o 2008           (Financial and
  Suite 300                                                       Management
Lisle, IL 60532                                                   Consulting);
D.O.B.: 11/56                                                     President (2001 to
                                                                  2003), Aramark
                                                                  Service Master
                                                                  Management; President
                                                                  and Chief Operating
                                                                  Officer (1998 to
                                                                  2003), Service Master
                                                                  Management Services


                                      -21-


                                                                                          NUMBER OF
                                                  TERM OF                                 PORTFOLIOS
                                                  OFFICE(2) AND                           IN FUND
                                                  YEAR FIRST                              COMPLEX      OTHER
  NAME, ADDRESS AND DATE OF   POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS   OVERSEEN BY  DIRECTORSHIPS
            BIRTH             OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS     TRUSTEE      HELD BY TRUSTEE


Niel B. Nielson               Trustee            o Class __       President (June 2002    58           Director of
c/o First Trust Advisors                           (3)(4)         to Present), Covenant   Portfolios   Covenant
L.P.                                                              College                              Transport Inc.
1001 Warrenville Road,                           o 2008
  Suite 300
Lisle, IL 60532
D.O.B.: 03/54


Officers of the Fund
--------------------
Mark R. Bradley               Treasurer,         o Indefinite     Chief Financial         N/A          N/A
1001 Warrenville Road,        Controller,          term           Officer, First Trust
  Suite 300                   Chief Financial                     Advisors L.P. and
Lisle, IL 60532               Officer and                         First Trust
D.O.B.: 11/57                 Chief Accounting   o 2008           Portfolios L.P.;
                              Officer                             Chief Financial
                                                                  Officer, BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC

Kelley A. Christensen         Vice President     o Indefinite     Assistant Vice          N/A          N/A
1001 Warrenville Road,                           term             President, First
  Suite 300                                      o 2008           Trust Advisors L.P.
Lisle, IL 60532                                                   and First Trust
D.O.B.: 09/70                                                     Portfolios L.P.

Christopher R. Fallow         Assistant Vice     o Indefinite     Assistant Vice          N/A          N/A
1001 Warrenville Road,        President          term             President (August
  Suite 300                                      o 2008           2006 to Present),
Lisle, IL 60532                                                   Associate (January
D.O.B.: 04/79                                                     2005 to August 2006),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Municipal Bond Trader
                                                                  (July 2001 to January
                                                                  2005), BondWave LLC
                                                                  (Software Development
                                                                  Company/Broker-Dealer)

James M. Dykas                Assistant          o Indefinite     Senior Vice President   N/A          N/A
1001 Warrenville Road,        Treasurer            term           (April 2007 to
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                  o 2008           President (January
D.O.B.: 01/66                                                     2005 to April 2007),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Executive Director
                                                                  (December 2002 to
                                                                  January 2005), Vice
                                                                  President (December
                                                                  2000 to December
                                                                  2002), Van Kampen
                                                                  Asset Management and
                                                                  Morgan Stanley
                                                                  Investment Management

W. Scott  Jardine             Secretary  and     o Indefinite     General  Counsel,       N/A          N/A
1001 Warrenville Road,        Chief Compliance     term           First Trust Advisors
  Suite 300                   Officer                             L.P. and First Trust
Lisle, IL 60532                                  o 2008           Portfolios L.P.;
D.O.B.: 05/60                                                     Secretary, BondWave
                                                                  LLC (Software
                                                                  Development
                                                                  Company/Broker-Dealer)
                                                                  and Stonebridge
                                                                  Advisors LLC


                                      -22-


                                                                                          NUMBER OF
                                                  TERM OF                                 PORTFOLIOS
                                                  OFFICE(2) AND                           IN FUND
                                                  YEAR FIRST                              COMPLEX      OTHER
  NAME, ADDRESS AND DATE OF   POSITION AND        ELECTED OR      PRINCIPAL OCCUPATIONS   OVERSEEN BY  DIRECTORSHIPS
            BIRTH             OFFICES WITH FUND   APPOINTED       DURING PAST 5 YEARS     TRUSTEE      HELD BY TRUSTEE


Daniel J. Lindquist           Vice President     o Indefinite     Senior Vice President   N/A          N/A
1001 Warrenville Road                              term           (September 2005 to
  Suite 300                                                       Present), Vice
Lisle, IL 60532                                  o 2008           President (April 2004
D.O.B: 02/70                                                      to September 2005),
                                                                  First Trust Advisors
                                                                  L.P. and First Trust
                                                                  Portfolios L.P.;
                                                                  Chief Operating
                                                                  Officer (January 2004
                                                                  to April 2004), Mina
                                                                  Capital Management,
                                                                  LLC; Chief Operating
                                                                  Officer (April 2000
                                                                  to January 2004),
                                                                  Samaritan Asset
                                                                  Management Services,
                                                                  Inc.
                              Assistant
Kristi A. Maher               Secretary          o Indefinite     Deputy General          N/A          N/A
1001 Warrenville Road,                             term           Counsel (May 2007 to
  Suite 300                                                       Present), Assistant
Lisle, IL 60532                                  o 2008           General Counsel
D.O.B.: 12/66                                                     (March 2004 to May
                                                                  2007), First Trust
                                                                  Advisors L.P. and
                                                                  First Trust
                                                                  Portfolios L.P.;
                                                                  Associate (December
                                                                  1995 to March 2004),
                                                                  Chapman and Cutler LLP

--------------------

(1) Mr. Bowen is deemed an "interested person" of the Fund due to his position as President of First Trust Advisors, investment adviser of the Fund.

(2)  Officer positions with the Fund have an indefinite term.

(3) After a Trustee's initial term, each Trustee is expected to serve a three-year term concurrent with the class of Trustees for which he serves:
     - Class I Trustees serve an initial term until the first annual shareholder meeting called for the purpose of electing Trustees.
     - Class II Trustees serve an initial term until the second succeeding annual shareholder meeting called for the purpose of electing Trustees.
     - Class III Trustees serve an initial term until the third succeeding annual shareholder meeting called for the purpose of electing Trustees.

(4)  Each Trustee has served in such capacity since the Fund's inception.

         The Board of Trustees of the Fund has four standing committees: the Executive Committee (and Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Fund's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee which is authorized to exercise all of the powers and authority of the Board in respect of the issuance and sale, through an underwritten public offering, of the Common Shares of the Fund and all other such matters relating to such financing, including determining the price at which such shares are to be sold and approval of the final terms of the underwriting agreement, including approval of the members of the underwriting syndicate. Such committee is also responsible for the declaration and setting of dividends. Messrs. Erickson and Bowen are members of the Executive Committee. The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Fund's Board of Trustees. Messrs. Erickson, Nielson, Kadlec and Keith are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders. The Fund has a retirement policy of age 72 for Trustees. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. To submit a recommendation for nomination as a candidate for a position on the Board, shareholders of the Fund shall mail such recommendation to W. Scott Jardine at the Fund's address, 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund shareholder); (b) a full description of the proposed candidate's background, including their education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate;
(d) information as to whether the candidate is an "interested person" in relation to the Fund, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and
(e) any other information that may be helpful to the Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Nominating and Governance Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination.


         The Valuation Committee is responsible for the oversight of the pricing procedures of the Fund. Messrs. Erickson, Kadlec, Nielson and Keith are members of the Valuation Committee.

         The Audit Committee is responsible for overseeing the Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Nielson, Kadlec and Keith serve on the Audit Committee.


         Messrs. Erickson, Nielson, Keith, Kadlec and Bowen are also trustees of First Defined Portfolio Fund, LLC, an open-end fund with 8 portfolios advised by First Trust Advisors; First Trust/Four Corners Senior Floating Rate Income Fund, First Trust/Four Corners Senior Floating Rate Income Fund II, Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, Energy Income and Growth Fund, First Trust Enhanced Equity Income Fund Fund, First Trust/Aberdeen Global Opportunity Income Fund, First Trust/FIDAC Mortgage Income Fund, First Trust Strategic High Income Fund, First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, First Trust Tax-Advantaged Preferred Income Fund, First Trust/Aberdeen Emerging Opportunity Fund, First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and First Trust Active Dividend Income Fund, closed-end funds advised by First Trust Advisors; and First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(TM) Fund, exchange-traded funds with 36 portfolios advised by First Trust Advisors (collectively, the "First Trust Fund Complex"). None of the Trustees who are not "interested persons" of the Fund, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust Advisors, First Trust Portfolios L.P. or their affiliates. In addition, Mr. Bowen and the other officers of the Fund (other than Christopher R. Fallow) hold the same positions with the other funds in the First Trust Fund Complex as they hold with the Fund. Mr. Fallow, Assistant Vice President of the Fund, serves in the same position for all of the funds in the First Trust Fund Complex with the exception of First Defined Portfolio Fund, LLC, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and First Trust Exchange-Traded AlphaDEX(TM) Fund.

         As described above, the Board of Trustees is divided into three classes and, in connection with the organization of the Fund, Trustees were elected for an initial term. Class I Trustees will serve until the first succeeding annual meeting subsequent to their initial election; Class II Trustees will serve until the second succeeding annual meeting subsequent to their initial election; and Class III Trustees will serve until the third succeeding annual meeting subsequent to their initial election. At each annual meeting, the Trustees chosen to succeed those whose terms are expiring shall be identified as being of the same class as the Trustees whom they succeed and shall be elected for a term expiring at the time of the third succeeding annual meeting subsequent to their election, in each case until their respective successors are duly elected and qualified. Holders of Preferred Shares will be entitled to elect a majority of the Fund's Trustees under certain circumstances. See "Description of Shares - Preferred Shares - Voting Rights" in the Prospectus.

         Each trust in the First Trust Fund Complex pays each Trustee who is not an officer or employee of First Trust Advisors, any sub-adviser or any of their affiliates ("Independent Trustees") an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each subsequent trust added to the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. In addition, for all the trusts in the First Trust Fund Complex, Dr. Erickson is paid annual compensation of $10,000 to serve as the lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr. Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. Each chairman will serve two years before rotating to serve as a chairman of another committee. The annual compensation is allocated equally among each of the trusts in the First Trust Fund Complex. Trustees are also reimbursed by the investment companies in the First Trust Fund Complex for travel and out-of-pocket expenses incurred in connection with all meetings.


         The following table sets forth estimated compensation to be paid by the Fund projected during the Fund's first full fiscal year to each of the Trustees and estimated total compensation to be paid to each of the Trustees by the First Trust Fund Complex for a full calendar year. The Fund has no retirement or pension plans. The officers and the Trustee who are "interested persons" as designated above serve without any compensation from the Fund.

                                                               ESTIMATED TOTAL
                                                                COMPENSATION
                               ESTIMATED AGGREGATE              FROM FUND AND
 NAME OF TRUSTEE            COMPENSATION FROM FUND (1)         FUND COMPLEX(2)
 James A. Bowen                         $                             $
 Richard E. Erickson                    $                             $
 Thomas R. Kadlec                       $                             $
 Robert F. Keith                        $                             $
 Niel B. Nielson                        $                             $
--------------------
(1) The compensation estimated to be paid by the Fund to the Trustees for the first full fiscal year for services to the Fund.


(2) The total estimated compensation to be paid to Messrs. Erickson, Kadlec, Keith and Nielson, Independent Trustees, from the Fund and the First Trust Fund Complex for a full calendar year is based on estimated compensation to be paid to these Trustees for a full calendar year for services as Trustees to the Fund and the First Defined Portfolio Fund, LLC, an open--end fund (with 8 portfolios), the First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II and the First Trust Exchange-Traded AlphaDEX Fund, exchange-traded funds, plus estimated compensation to be paid to these Trustees by the First Trust/Four Corners Senior Floating Rate Income Fund, the First Trust/Four Corners Senior Floating Rate Income Fund II, the Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund, the Energy Income and Growth Fund, the First Trust Enhanced Equity Income Fund, the First Trust/Aberdeen Global Opportunity Income Fund, the First Trust/FIDAC Mortgage Income Fund, the First Trust Strategic High Income Fund, the First Trust Strategic High Income Fund II, First Trust Strategic High Income Fund III, the First Trust Tax-Advantaged Preferred Income Fund, the First Trust/Aberdeen Emerging Opportunity Fund, the First Trust/Gallatin Specialty Finance and Financial Opportunities Fund and the First Trust Active Dividend Income Fund.


         The Fund has no employees. Its officers are compensated by First Trust Advisors. The shareholders of the Fund will elect certain Trustees for a three-year term at the next annual meeting of shareholders.


         The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Fund and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2007:


                                                AGGREGATE DOLLAR RANGE OF
                                                   EQUITY SECURITIES IN
                      DOLLAR RANGE OF       ALL REGISTERED INVESTMENT COMPANIES
                     EQUITY SECURITIES             OVERSEEN BY TRUSTEE IN
TRUSTEE                 IN THE FUND               FIRST TRUST FUND COMPLEX

Mr. Bowen                  None
Mr. Erickson               None
Mr. Kadlec                 None
Mr. Keith                  None
Mr. Nielson                None

         As of , 2008, the Trustees of the Fund who are not "interested persons" of the Fund and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Fund or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Fund.

         As of , 2008, First Trust Portfolios L.P. owned both beneficially and of record all of the Common Shares of the Fund. First Trust Portfolios L.P. is located at 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.


                               INVESTMENT ADVISER

         First Trust Advisors L.P., 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532, is the investment adviser to the Fund. As investment adviser, First Trust Advisors provides the Fund with professional investment supervision and selects the Fund's Sub-Adviser (with the approval of the Board of Trustees) and permits any of its officers or employees to serve without compensation as Trustees or officers of the Fund if elected to such positions. First Trust Advisors supervises the activities of the Fund's Sub-Adviser and provides the Fund with certain other services necessary with the management of the portfolio.

         First Trust Advisors is an Illinois limited partnership formed in 1991 and an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940 (the "Advisers Act"). First Trust Advisors is a limited partnership with one limited partner, Grace Partners of DuPage L.P. ("Grace Partners"), and one general partner, The Charger Corporation. Grace Partners is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. Grace Partners' and The Charger Corporation's primary business is investment advisory and broker/dealer services through their ownership interests. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust Advisors is controlled by Grace Partners and The Charger Corporation.

         First Trust Advisors is also adviser or sub-adviser to 25 mutual funds, 36 exchange-traded funds and 15 closed-end funds (including the Fund) and is the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios. First Trust Portfolios specializes in the underwriting, trading and distribution of unit investment trusts and other securities. First Trust Portfolios, an Illinois limited partnership formed in 1991, took over the First Trust product line and acts as sponsor for successive series of The First Trust Combined Series, FT Series (formerly known as The First Trust Special Situations Trust), the First Trust Insured Corporate Trust, The First Trust of Insured Municipal Bonds and The First Trust GNMA. The First Trust product line commenced with the first insured unit investment trust in 1974 and to date, more than $85 billion in gross assets have been deposited in First Trust Portfolios unit investment trusts.


         First Trust Advisors acts as investment adviser to the Fund pursuant to an Investment Management Agreement. The Investment Management Agreement continues in effect from year-to-year after its initial two-year term so long as its continuation is approved at least annually by the Trustees including a majority of the Independent Trustees, or the vote of a majority of the outstanding voting securities of the Fund. It may be terminated at any time without the payment of any penalty upon 60 days' written notice by either party, or by a majority vote of the outstanding voting securities of the Fund (accompanied by appropriate notice), and will terminate automatically upon assignment. The Investment Management Agreement also may be terminated, at any time, without payment of any penalty, by the Board or by vote of a majority of the outstanding voting securities of the Fund, in the event that it shall have been established by a court of competent jurisdiction that the Adviser, or any officer or director of the Adviser, has taken any action which results in a breach of the covenants of the Adviser set forth in the Investment Management Agreement. The Investment Management Agreement provides that First Trust Advisors shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not the purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if the recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the Investment Management Agreement. As compensation for its services, the Fund pays First Trust Advisors a fee as described in the Prospectus. See "Management of the Fund--Investment Management Agreement" in the Fund's Prospectus.

         In addition to the fee of First Trust Advisors, the Fund pays all other costs and expenses of its operations, including: compensation of its Trustees (other than the Trustee affiliated with First Trust Advisors); custodian, transfer agent, administrative, accounting and dividend disbursing expenses; legal fees; expenses of independent auditors; expenses of preparing, printing and distributing shareholder reports, notices, proxy statements and reports to governmental agencies; and taxes, if any. All fees and expenses are accrued daily and deducted before payment of dividends to investors.


         The Investment Management Agreement has been approved by the Board of Trustees of the Fund, including a majority of the Independent Trustees, and the sole shareholder of the Fund. Information regarding the Board of Trustees' approval of the Investment Management and Sub-Advisory Agreements will be
available in the Fund's annual report for the fiscal period ending,     , 2008.

CODE OF ETHICS


         The Fund, Adviser and Sub-Adviser have adopted codes of ethics under Rule 17j-1 under the 1940 Act. These codes permit personnel subject to the code to invest in securities, including securities that may be purchased or held by the Fund. These codes can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at (202) 551-8090. The codes of ethics are available on the EDGAR Database on the Securities and Exchange Commission's web site (http://www.sec.gov), and copies of these codes may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission Public Reference Section, Washington, D.C. 20549-0102.

                      PROXY VOTING POLICIES AND PROCEDURES

         The Fund has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Fund are voted consistently and solely in the best economic interests of the Fund.

         The Board of Trustees is responsible for oversight of the Fund's proxy voting process. The Board has delegated day-to-day proxy voting responsibility to the Sub-Adviser. The Sub-Adviser's Proxy Voting Guidelines are set forth in Appendix B to this Statement of Additional Information.

         Information regarding how the Fund voted proxies relating to portfolio securities is available: (i) without charge, upon request, by calling (800) 621-1675; (ii) on the Fund's website at http://www.ftportfolios.com; and (iii) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                   SUB-ADVISER


         StoneCastle Advisors, LLC will serve as the Fund's Sub-Adviser. StoneCastle Advisors, LLC, a Delaware limited liability company, is a wholly-owned subsidiary of StoneCastle Partners, LLC ("StoneCastle Partners"). StoneCastle Partners is a firm that draws upon the experience of its professionals in the financial services sector to structure innovative financial products and manage investments in the financial institutions sector. StoneCastle managed approximately $2.1 billion of assets as of March 31, 2008. StoneCastle Advisors, LLC is located at 120 West 45th Street, 14th Floor, New York, New York 10036.

         StoneCastle Advisors, LLC currently acts as collateral manager to several pooled trust preferred securities transactions which invest in trust preferred securities, subordinated debt securities and/or collateralized debt obligations issued by financial institutions.

         There is no one individual primarily responsible for portfolio management decisions for the Fund. Investments are made under the direction of a team of StoneCastle Advisors, LLC professionals led by Joshua S. Siegel, Matthew Mayers, George Shilowitz, Richard Landau and Ricardo Viloria.


JOSHUA S. SIEGEL.

         Joshua Siegel is the Managing Principal at StoneCastle Partners. Prior to co-founding StoneCastle Partners in 2003, Mr. Siegel was a Vice President in the Global Portfolio Solutions Group within the Fixed Income Division at Citigroup Global Markets Inc. ("Citigroup") from 1996 to 2003. Mr. Siegel was primarily responsible for new product development, including pooled trust preferred securities transactions. Mr. Siegel, while with Citigroup, led a group of professionals whose research in the late 1990s helped establish the basis and the standard for pooled trust preferred securities transactions with both investors and rating agencies. Prior to joining Citigroup, Mr. Siegel spent two years as a lending officer at The Sumitomo Bank Ltd. ("Sumitomo"). Prior to Sumitomo, Mr. Siegel worked for Charterhouse Inc. in mergers and acquisitions. Mr. Siegel is the author of "Historical Default Rates of FDIC-Insured Commercial

Banks, 1934-2001," "Regional Bank Diversification" and "Analysis of Idealized Cumulative Default Rates Beyond 10 Years." Mr. Siegel has a B.S. from Tulane University.

MATTHEW MAYERS.

         Matthew Mayers is a Principal at StoneCastle Partners. Prior to co-founding StoneCastle Partners, Mr. Mayers was a Director in the New Products Group within the Fixed Income Division at Citigroup and was the head of repackaging focusing on developing, marketing, and executing repackaged securities transactions, including credit derivative transactions from 1997 to 2003. Mr. Mayers was part of the team that executed the first pooled trust preferred securities transaction in early 2000. Prior to joining Citigroup in 1997, Mr. Mayers spent five years at the law firm of Stroock & Stroock & Lavan LLP. Mr. Mayers has a J.D. from the University of Chicago Law School and a B.A. from Amherst College.

GEORGE SHILOWITZ.

         George Shilowitz is a Principal at StoneCastle Partners. Prior to joining StoneCastle Partners, Mr. Shilowitz was the founder and Managing Principal at Sterling Harbor Capital from 2004 to 2007. Mr. Shilowitz was previously the President of Shinsei Capital (USA), Limited ("Shinsei"), a wholly owned subsidiary of Shinsei Bank, Limited. Mr. Shilowitz joined Shinsei in 2000 to assist a U.S.-led private equity group's reorganization of the bank and oversaw various businesses including Merchant Banking and Principal Finance. Prior to joining Shinsei, Mr. Shilowitz was a Senior Vice President at Lehman Brothers in the Principal Transactions Group, focusing on proprietary investments in distressed financial institutions and debt portfolio acquisitions. Mr. Shilowitz was a member of Salomon Brothers' asset finance group and held various positions in mortgage arbitrage and financial engineering at the First Boston Corporation. Mr. Shilowitz holds a B.S. in economics from Cornell University.

RICHARD LANDAU.

         Richard Landau is a Managing Director at StoneCastle Partners. Prior to joining StoneCastle Partners, Mr. Landau was a Managing Director in Debt Capital Markets at JPMorgan Chase from 2004 to 2006, where he most recently led the Hybrid Capital Products Group which was responsible for the origination and structuring of hybrid and preferred stock securities. Mr. Landau has contributed to the creation of several novel financing structures, including the first tax advantaged Tier 1 structure for U.S. banks, DECS and PERCS. Prior to heading the Hybrid Capital Products Group, Mr. Landau was a Managing Director in the Corporate Treasurer's office of JPMorgan Chase from 2000 to 2006 where he was responsible for management of the firm's balance sheet, capital, funding strategies, liquidity, and rating-agency relationships. Mr. Landau also held previous positions in the Capital Products group at Morgan Stanley and was a Director in the Corporate Treasury department at American Express. Mr. Landau holds a B.A. from Kenyon College and an M.B.A. from Fordham University.

RICARDO VILORIA.

         Ricardo Viloria is a Vice President at StoneCastle Partners. Prior to joining StoneCastle Partners, Mr. Viloria was an AVP in the Derivatives Group at Moody's. At Moody's from 2003 to 2006, Mr. Viloria rated a broad range of products including cash funded and synthetic securitizations backed by asset classes that included leveraged loans, bonds and asset-backed securities. Prior to Moody's, Mr. Viloria was an Analyst at Fox-Pitt, Kelton from 2001 to 2003 in the Corporate Finance Group. At Fox-Pitt, Kelton he worked on various financial advisory and M&A transactions for bank, insurance and financing companies. Mr. Viloria holds an M.B.A from New York University (Stern) and a B.S. degree in Operations Research: Engineering and Management Systems from Columbia University.

         The portfolio managers also have responsibility for the day-to-day management of accounts other than the Fund, including separate accounts. The advisory fees received by StoneCastle in connection with the management of the Fund and other accounts are not based on the performance of the Fund or the other accounts. Information regarding those other accounts is set forth below.


----------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE
                                                                  AS OF , 2008
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO MANAGER               REGISTERED INVESTMENT        OTHER POOLED                OTHER ACCOUNTS
                                COMPANIES
                                (OTHER THAN THE FUND)        INVESTMENT VEHICLES
----------------------------------------------------------------------------------------------------------------------
Joshua Siegel                   Number:   0                  Number:   0                 Number:
                                Assets:  $0                  Assets:  $0                 Assets:  $
----------------------------------------------------------------------------------------------------------------------
Matthew Mayers                  Number:   0                  Number:   0                 Number:
                                Assets:  $0                  Assets:  $0                 Assets:  $
----------------------------------------------------------------------------------------------------------------------
George Shilowitz                Number:   0                  Number:   0                 Number:
                                Assets:  $0                  Assets:  $0                 Assets:  $
----------------------------------------------------------------------------------------------------------------------
Richard Landau                  Number:   0                  Number:   0                 Number:
                                Assets:  $0                  Assets:  $0                 Assets:  $
----------------------------------------------------------------------------------------------------------------------
Ricardo Viloria                 Number:   0                  Number:   0                 Number:
                                Assets:  $0                  Assets:  $0                 Assets:  $
----------------------------------------------------------------------------------------------------------------------

         As shown in the table above, certain portfolio managers may manage other accounts. Fees earned by StoneCastle may vary among these accounts. These factors could create conflicts of interest if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for other accounts that may adversely impact the value of securities held by the Fund. However, StoneCastle believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; (ii) the equity securities in which the Fund will invest are typically liquid securities; and (iii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, StoneCastle has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

         Securities considered as investments for the Fund also may be appropriate for other investment accounts managed by the Sub-Adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, the Sub-Adviser may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner which it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Fund that the benefits from the Sub-Adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

         As of , 2008, the portfolio managers received all of their compensation from StoneCastle. Principals of StoneCastle receive a base salary and a portion of StoneCastle's profits through their ownership of the firm. Members of the Credit and Investment Committees of StoneCastle that are employees of StoneCastle receive a base salary plus a discretionary bonus. The discretionary bonus is based on many factors which may indirectly include the "performance" of the Fund.

         At , 2008, none of the portfolio managers beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 (the "1934 Act")) any shares of the Fund. After completion of the initial Fund offering, the portfolio managers may purchase Common Shares of the Fund for their personal accounts.


         The Sub-Adviser, subject to the Board of Trustees' and Adviser's supervision, provides the Fund with discretionary investment services. Specifically, the Sub-Adviser is responsible for managing the investments of the Fund in accordance with the Fund's investment objective, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board of Trustees. The Sub-Adviser further agrees to conform to all applicable laws and regulations of the Securities and Exchange Commission in all material respects and to conduct its activities under the Sub-Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Sub-Adviser will satisfy its fiduciary duties to the Fund, will monitor the Fund's investments, and will comply with the provisions of the Fund's Declaration of Trust and By-laws, and the stated investment objective, policies and restrictions of the Fund. The Sub-Adviser is responsible for effecting all security transactions for the Fund's assets. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any loss suffered by the Fund or the Adviser (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Sub-Adviser's duties under the Sub-Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Adviser in performance of its duties under such Sub-Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under such Sub-Advisory Agreement.

         Pursuant to the Sub-Advisory Agreement among the Adviser, the Sub-Adviser and the Fund, the Adviser has agreed to pay for the services and facilities provided by the Sub-Adviser through sub-advisory fees, as set forth in the Fund's Prospectus.

         The Sub-Advisory Agreement may be terminated without the payment of any penalty by the Fund's Board of Trustees, or a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act), upon 60 days' written notice to the Sub-Adviser. The Board of Trustees may take the Adviser's recommendation into account in determining whether or not to terminate the Sub-Advisory Agreement.


         All fees and expenses are accrued daily and deducted before payment of dividends to investors. The Sub-Advisory Agreement has been approved by the Board of Trustees of the Fund, including a majority of the Independent Trustees, and the sole shareholder of the Fund.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


         Subject to the supervision of the Board of Trustees, the Sub-Adviser shall have authority and discretion to select brokers and dealers to execute transactions initiated by the Sub-Adviser and to select the market in which the transactions will be executed. In placing orders for the sale and purchase of securities for the Fund, the Sub-Adviser's primary responsibility shall be to seek the best execution of orders at the most favorable prices. However, this responsibility shall not obligate the Sub-Adviser to solicit competitive bids for each transaction or to seek the lowest available commission cost to the Fund, so long as the Sub-Adviser reasonably believes that the broker or dealer selected by it can be expected to obtain a "best execution" market price on the particular transaction and determines in good faith that the commission cost is reasonable in relation to the value of the brokerage and research services (within the meaning of Section 28(e)(3) of the 1934 Act) provided by such broker or dealer to the Sub-Adviser, viewed in terms of either that particular transaction or of the Sub-Adviser's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Adviser exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.


         The Sub-Adviser's objective in selecting brokers and dealers and in effecting portfolio transactions is to seek to obtain the best combination of price and execution with respect to its clients' portfolio transactions. Steps associated with seeking best execution are: (1) determine each client's trading requirements; (2) select appropriate trading methods, venues, and agents to execute the trades under the circumstances; (3) evaluate market liquidity of each security and take appropriate steps to avoid excessive market impact; (4) maintain client confidentiality and proprietary information inherent in the decision to trade; and (5) review the results on a periodic basis.

         In arranging for the purchase and sale of clients' portfolio securities, the Sub-Adviser takes numerous factors into consideration. The best net price, giving effect to brokerage commissions, spreads and other costs, is normally an important factor in this decision, but a number of other judgmental factors are considered as they are deemed relevant. The factors include, but are not limited to: the execution capabilities required by the transactions; the ability and willingness of the broker or dealer to facilitate the accounts' portfolio transactions by participating therein for its own account; the importance to the account of speed, efficiency and confidentiality; the broker or dealer's apparent familiarity with sources from or to whom particular securities might be purchased or sold; the reputation and perceived soundness of the broker or dealer; the Sub-Adviser's knowledge of negotiated commission rates and spreads currently available; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities as well as the reputation and perceived soundness of the broker-dealer selected and others which are considered; the Sub-Adviser's knowledge of actual or apparent operational problems of any broker-dealer; the broker-dealer's execution services rendered on a continuing basis and in other transactions; the reasonableness of spreads or commissions; as well as other matters relevant to the selection of a broker or dealer for portfolio transactions for any account. The Sub-Adviser does not adhere to any rigid formula in making the selection of the applicable broker or dealer for portfolio transactions, but weighs a combination of the preceding factors.

         When buying or selling securities in dealer markets, the Sub-Adviser generally prefers to deal directly with market makers in the securities. The Sub-Adviser will typically effect these trades on a "net" basis, and will not pay the market maker any commission, commission equivalent or markup/markdown other than the "spread." Usually, the market maker profits from the "spread," that is, the difference between the price paid (or received) by the Sub-Adviser and the price received (or paid) by the market maker in trades with other broker-dealers or other customers.

         The Sub-Adviser may use Electronic Communications Networks ("ECN") or Alternative Trading Systems ("ATS") to effect such over-the-counter trades for equity securities when, in the Sub-Adviser's judgment, the use of an ECN or ATS may result in equal or more favorable overall executions for the transactions.

         Portfolio transactions for each client account will generally be completed independently, except when the Sub-Adviser is in the position of buying or selling the same security for a number of clients at approximately the same time. Because of market fluctuations, the prices obtained on such transactions within a single day may vary substantially. In order to avoid having clients receive different prices for the same security on the same day, the Sub-Adviser endeavors, when possible, to use an "averaging" procedure.

         Under this procedure, purchases or sales of a particular security for clients' accounts will at times be combined or "batched" with purchases or sales for other advisory clients by the Sub-Adviser unless the client has expressly directed otherwise. Such batched trades may be used to facilitate best execution, including negotiating more favorable prices, obtaining more timely or equitable execution or reducing overall commission charges. In such cases, the price shown on confirmations of clients' purchases or sales will be the average execution price on all of the purchases and sales that are aggregated for this purpose.

         The Sub-Adviser may also consider the following when deciding on allocations: (1) cash flow changes (including available cash, redemptions, exchanges, capital additions and capital withdrawals) may provide a basis to deviate from a pre-established allocation as long as it does not result in an unfair advantage to specific accounts or types of accounts over time; (2) accounts with specialized investment objectives or restrictions emphasizing investment in a specific category of securities may be given priority over other accounts in allocating such securities; and (3) for bond trades, street convention and good delivery often dictate the minimum size and par amounts and may result in deviations from pro rata distribution.


                              DESCRIPTION OF SHARES

COMMON SHARES


         The beneficial interest of the Fund may be divided from time to time into shares of beneficial interest of such classes and of such designations and par value (if any) and with such rights, preferences, privileges and restrictions as shall be determined by the Trustees from time to time in their sole discretion, without shareholder vote. The Fund's Declaration of Trust initially authorizes the issuance of an unlimited number of Common Shares. The Common Shares being offered have a par value of $0.01 per share and, subject to the rights of holders of Preferred Shares, if issued, have equal rights as to the payment of dividends and the distribution of assets upon liquidation of the Fund. The Common Shares being offered will, when issued, be fully paid and, subject to matters discussed in "Certain Provisions in the Declaration of Trust and By-Laws," non-assessable, and currently have no pre-emptive or conversion rights (except as may otherwise be determined by the Trustees in their sole discretion) or rights to cumulative voting in the election of Trustees.


         The Fund intends to apply to list the Common Shares on the . The trading or "ticker" symbol of the Common Shares is expected to be " ." The Fund intends to hold annual meetings of shareholders so long as the Common Shares are listed on a national securities exchange and such meetings are required as a condition to such listing.

         Shares of closed-end investment companies may frequently trade at prices lower than NAV. NAV will be reduced immediately following this offering after payment of the sales load and organization and offering expenses. Although the value of the Fund's net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of Common Shares will depend entirely upon whether the market price of the Common Shares at the time of sale is above or below the original purchase price for the shares. Since the market price of the Fund's Common Shares will be determined by factors beyond the control of the Fund, the Fund cannot predict whether the Common Shares will trade at, below, or above NAV or at, below or above the initial public offering price. Accordingly, the Common Shares are designed primarily for long-term investors, and investors in the Common Shares should not view the Fund as a vehicle for trading purposes. See "Repurchase of Fund Shares; Conversion to Open-End Fund" below and "The Fund's Investments" in the Fund's Prospectus.

PREFERRED SHARE AUTHORIZATION


         Under the terms of the Declaration of Trust, the Board of Trustees has the authority in its sole discretion, without shareholder vote, to authorize the issuance of Preferred Shares in one or more classes or series with such rights and terms, including voting rights, dividend rates, redemption provisions, liquidation preferences and conversion provisions, as determined by the Board of Trustees.

BORROWINGS

         The Declaration of Trust authorizes the Fund, without prior approval of the Common Shareholders, to borrow money. In this connection, the Fund may enter into reverse repurchase agreements, issue notes or other evidence of indebtedness (including bank borrowings or commercial paper) ("Borrowings") and may secure any such Borrowings by mortgaging, pledging or otherwise subjecting as security the Fund's assets. In connection with such Borrowings, the Fund may be required to maintain average balances with the lender or to pay a commitment or other fee to maintain a line of credit. Any such requirements will increase the cost of borrowing over the stated interest rate. A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its securities as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the securities continue to pay principal and interest which are for the benefit of the Fund. The Fund may borrow from banks and other financial institutions.


         LIMITATIONS ON BORROWINGS. Under the requirements of the 1940 Act, the Fund, immediately after any Borrowings, must have an "asset coverage" of at least 300% (33 1/3 of Managed Assets after Borrowings). With respect to such Borrowings, "asset coverage" means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of such Borrowings represented by senior securities issued by the Fund. Certain types of Borrowings may result in the Fund being subject to covenants in credit agreements relating to asset coverages or portfolio composition or otherwise. In addition, the Fund may be subject to certain restrictions imposed by guidelines of one or more nationally recognized statistical rating organizations which may issue ratings for short-term corporate debt securities or Preferred Shares issued by the Fund. Such restrictions may be more stringent than those imposed by the 1940 Act.

         DISTRIBUTION PREFERENCE. The rights of lenders to the Fund to receive interest on and repayment of principal of any such Borrowings will be senior to those of the Common Shareholders, and the terms of any such Borrowings may contain provisions which limit certain activities of the Fund, including the payment of dividends to Common Shareholders in certain circumstances.

         VOTING RIGHTS. The 1940 Act grants (in certain circumstances) to the lenders to the Fund certain voting rights in the event the asset coverage falls below specified levels. In the event that the Fund elects to be treated as a regulated investment company under the Code and such provisions would impair the Fund's status as a regulated investment company, the Fund, subject to its ability to liquidate its portfolio, intends to repay the Borrowings. Any Borrowings will likely be ranked senior or equal to all other existing and future borrowings of the Fund.


         The discussion above describes the Fund's Board of Trustees' present intention with respect to an offering of Borrowings. If authorized by the Board of Trustees, the terms of any Borrowings may be the same as, or different from, the terms described above, subject to applicable law and the Fund's Declaration of Trust.


           CERTAIN PROVISIONS IN THE DECLARATION OF TRUST AND BY-LAWS

         Under Massachusetts law, shareholders in certain circumstances could be held personally liable for the obligations of the Fund. However, the Declaration of Trust contains an express disclaimer of shareholder liability for debts or obligations of the Fund and requires that notice of such limited liability be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. The Declaration of Trust further provides for indemnification out of the assets and property of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund solely by reason of his or her being a shareholder. In addition, the Fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Fund believes that the likelihood of such circumstances is remote.

         The Declaration of Trust provides that the obligations of the Fund are not binding upon the Trustees of the Fund individually, but only upon the assets and property of the Fund. The Declaration of Trust further provides that a Trustee acting in his or her capacity of Trustee is not personally liable to any person other than the Fund or its shareholders for any act, omission, or obligation of the Fund. A present or former Trustee, officer or employee of the Fund is not liable to the Fund or its shareholders for any action or failure to act (including without limitation the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties involved in the conduct of the individual's office, and for nothing else and is not liable for errors of judgment or mistakes of fact or law.

         The Declaration of Trust requires the Fund to indemnify any persons who are or who have been Trustees, officers or employees of the Fund for any liability for actions or failure to act except to extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses or indemnification, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

         The Declaration of Trust also clarifies that any Trustee who serves as chair of the board or of a committee of the board, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

         The Declaration of Trust requires a shareholder vote only on those matters where the 1940 Act or the Fund's listing with an exchange require a shareholder vote, but otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration of Trust gives the Trustees broad authority to approve reorganizations between the Fund and another entity, such as another closed end fund, and the sale of all or substantially all of its assets without shareholder approval if the 1940 Act would not require such approval. The Declaration of Trust further provides that the Trustees may amend the Declaration of Trust in any respect without shareholder approval. The Declaration of Trust, however, prohibits amendments that impair the exemption from personal liability granted in the Declaration of Trust to persons who are or have been shareholders, Trustees, officers or employees of the Fund or that limit the rights to indemnification or insurance provided in the Declaration of Trust with respect to actions or omissions of persons entitled to indemnification under the Declaration of Trust prior to the amendment.

         The Declaration of Trust and By-Laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. The number of trustees is currently five, but by action of two-thirds of the Trustees, the Board may from time to time be increased or decreased. The Board of Trustees is divided into three classes, with the terms of one class expiring at each annual meeting of shareholders. If the Fund issues Preferred Shares, the Fund may establish a separate class for the Trustees elected by the holders of the Preferred Shares. Vacancies on the Board of Trustees may be filled by a majority action of the remaining trustees. Such provisions may work to delay a change in the majority of the Board of Trustees. The provisions of the Declaration of Trust relating to the election and removal of Trustees may be amended only by vote of two-thirds of the Trustees then in office.

         Generally, the Declaration of Trust requires the affirmative vote or consent by holders of at least two-thirds of the shares outstanding and entitled to vote, except as described below, to authorize: (1) a conversion of the Fund from a closed-end to an open-end investment company; (2) a merger or consolidation of the Fund with any corporation, association, trust or other organization, including a series or class of such other organization (in the limited circumstances where a vote by shareholders is otherwise required under the Declaration of Trust); (3) a sale, lease or exchange of all or substantially all of the Fund's assets (in the limited circumstances where a vote by shareholders is otherwise required under the Declaration of Trust); (4) in certain circumstances, a termination of the Fund; (5) removal of trustees by shareholders; or (6) certain transactions in which a Principal Shareholder (as defined below) is a party to the transactions. However, with respect to items
(1), (2) and (3) above, if the applicable transaction has been already approved by the affirmative vote of two-thirds of the trustees, then the majority of the outstanding voting securities as defined in the 1940 Act (a "Majority Shareholder Vote") is required. In addition, if there are then Preferred Shares outstanding, with respect to (1) above, two-thirds of the Preferred Shares voting as a separate class shall also be required unless the action has already been approved by two-thirds of the trustees, in which case then a Majority Shareholder Vote is required. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. Furthermore, in the case of items (2) or (3) that constitute a plan of reorganization (as such term is used in the 1940 Act) which adversely affects the Preferred Shares within the meaning of Section 18(a)(2)(D) of the 1940 Act, except as may otherwise be required by law, the approval of the action in question will also require the affirmative vote of two-thirds of the Preferred Shares voting as a separate class, provided that such separate class vote shall be by a Majority Shareholder Vote if the action in question has previously been approved by the affirmative vote of two-thirds of the trustees.

         As noted above, pursuant to the Declaration of Trust, the affirmative approval of two-thirds of the shares outstanding and entitled to vote, subject to certain exceptions, shall be required for the following transactions in which a Principal Shareholder (as defined below) is a party: (i) the merger or consolidation of the Fund or any subsidiary of the Fund with or into any Principal Shareholder; (ii) the issuance of any securities of the Fund to any Principal Shareholder for cash other than pursuant to a dividend reinvestment or similar plan available to all shareholders; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Fund to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); (iv) the sale, lease or exchange to the Fund or any subsidiary thereof, in exchange for securities of the Fund, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period). However, shareholder approval for the foregoing transactions shall not be applicable to (i) any transaction, including, without limitation, any rights offering, made available on a pro rata basis to all shareholders of the Fund or class thereof unless the trustees specifically make such transaction subject to this voting provision, (ii) any transaction if the trustees shall by resolution have approved a memorandum of understanding with such Principal Shareholder with respect to and substantially consistent with such transaction or (iii) any such transaction with any corporation of which a majority of the outstanding shares of all classes of stock normally entitled to vote in elections of directors is owned of record or beneficially by the Fund and its subsidiaries. As described in the Declaration of Trust, a Principal Shareholder shall mean any corporation, person or other entity which is the beneficial owner, directly or indirectly, of more than 5% of the outstanding shares and shall include any affiliate or associate (as such terms are defined in the Declaration of Trust) of a Principal Shareholder. The above affirmative vote shall be in addition to the vote of the shareholders otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange.

         The provisions of the Declaration of Trust described above could have the effect of depriving the Common Shareholders of opportunities to sell their Common Shares at a premium over market value by discouraging a third party from seeking to obtain control of the Fund in a tender offer or similar transaction. The overall effect of these provisions is to render more difficult the accomplishment of a merger or the assumption of control by a third party. They provide, however, the advantage of potentially requiring persons seeking control of the Fund to negotiate with its management regarding the price to be paid and facilitating the continuity of the Fund's investment objective and policies. The Board of Trustees of the Fund has considered the foregoing anti-takeover provisions and concluded that they are in the best interests of the Fund and its Shareholders.

         The Declaration of Trust also provides that prior to bringing a derivative action, a demand must first be made on the Trustees by three unrelated shareholders that hold shares representing at least 5% of the voting power of the Fund or affected class. The Declaration of Trust details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of the Fund, the Trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the Fund. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration of Trust, the shareholders bringing the action may be responsible for the Fund's costs, including attorney's fees. The Declaration of Trust also includes a forum selection clause requiring that any shareholder litigation be brought in certain courts in Illinois and further provides that any shareholder bringing an action against the Fund waive the right to trial by jury to the fullest extent permitted by law.

         Reference should be made to the Declaration of Trust on file with the Securities and Exchange Commission for the full text of these provisions.


             REPURCHASE OF FUND SHARES; CONVERSION TO OPEN-END FUND

         The Fund is a closed-end investment company and as such its shareholders will not have the right to cause the Fund to redeem their shares. Instead, the Fund's Common Shares will trade in the open market at a price that will be a function of several factors, including dividend levels (which are in turn affected by expenses), NAV, dividend stability, relative demand for and supply of such shares in the market, general market and economic conditions and other factors. Because shares of a closed-end investment company may frequently trade at prices lower than NAV, the Trustees, in consultation with the Fund's Adviser, Sub-Adviser and any corporate finance services and consulting agent that the Adviser may retain, from time to time may review possible actions to reduce any such discount. Actions may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares, or the conversion of the Fund to an open-end investment company. There can be no assurance, however, that the Trustees will decide to take any of these actions, or that share repurchases or tender offers, if undertaken, will reduce a market discount. After any consideration of potential actions to seek to reduce any significant market discount, the Trustees may, subject to their fiduciary obligations and compliance with applicable state and federal laws, authorize the commencement of a share-repurchase program or tender offer. The size and timing of any such share repurchase program or tender offer will be determined by the Trustees in light of the market discount of the Common Shares, trading volume of the Common Shares, information presented to the Trustees regarding the potential impact of any such share repurchase program or tender offer, and general market and economic conditions. There can be no assurance that the Fund will in fact effect repurchases of or tender offers for any of its Common Shares. In addition, any service fees incurred in connection with any tender offer made by the Fund will be borne by the Fund and will not reduce the stated consideration to be paid to tendering shareholders. Before deciding whether to take any action if the Fund's Common Shares trade below NAV, the Trustees would consider all relevant factors, including the extent and duration of the discount, the liquidity of the Fund's portfolio, the impact of any action that might be taken on the Fund or its shareholders and market considerations. Based on these considerations, even if the Fund's shares should trade at a discount, the Trustees may determine that, in the interest of the Fund and its shareholders, no action should be taken.


         Subject to its investment limitations, the Fund may borrow to finance the repurchase of shares or to make a tender offer. Interest on any borrowings to finance share repurchase transactions or the accumulation of cash by the Fund in anticipation of share repurchases or tenders will increase the Fund's expenses and reduce the Fund's net income. Any share repurchase, tender offer or borrowing that might be approved by the Trustees would have to comply with the 1934 Act and the 1940 Act and the rules and regulations thereunder.


         Although the decision to take action in response to a discount from NAV will be made by the Trustees at the time they consider such issue, it is the Trustees' present policy, which may be changed by the Trustees, not to authorize repurchases of Common Shares or a tender offer for such shares if (1) such transactions, if consummated, would (a) result in the delisting of the Common Shares from the , or (b) impair the Fund's status as a registered closed-end investment company under the 1940 Act; (2) the Fund would not be able to liquidate portfolio securities in an orderly manner and consistent with the Fund's investment objective and policies in order to repurchase shares; or (3) there is, in the Board's judgment, any (a) material legal action or proceeding instituted or threatened challenging such transactions or otherwise materially adversely affecting the Fund, (b) general suspension of or limitation on prices for trading securities on the , (c) declaration of a banking moratorium by federal or state authorities or any suspension of payment by United States or state banks in which the Fund invests, (d) material limitation affecting the Fund or the issuers of its portfolio securities by federal or state authorities on the extension of credit by lending institutions or on the exchange of non-U.S. currency, (e) commencement of war, armed hostilities or other international or national calamity directly or indirectly involving the United States or (f) other event or condition which would have a material adverse effect (including any adverse tax effect) on the Fund or its shareholders if shares were repurchased. The Trustees may in the future modify these conditions in light of experience with respect to the Fund.

         Conversion to an open-end company would require the approval of the holders of at least two-thirds of the Fund's shares outstanding and entitled to vote; provided, however, that unless otherwise provided by law, if there are Preferred Shares outstanding, the affirmative vote of two-thirds of the Preferred Shares voting as a separate class shall be required; provided, however, that such votes shall be by a Majority Shareholder Vote, if the action in question was previously approved by the affirmative vote of two-thirds of the Trustees. Such affirmative vote or consent shall be in addition to the vote or consent of the holders of the shares otherwise required by law or by the terms of any class or series of preferred shares, whether now or hereafter authorized, or any agreement between the Fund and any national securities exchange. See the Prospectus under "Closed-End Fund Structure" for a discussion of voting requirements applicable to conversion of the Fund to an open-end company. If the Fund converted to an open-end company, the Fund's Common Shares would no longer be listed on the . Any Preferred Shares or other Borrowings would need to be redeemed or repaid upon conversion to an open-end investment company. Shareholders of an open-end investment company may require the company to redeem their shares on any business day (except in certain circumstances as authorized by or under the 1940 Act) at their NAV, less such redemption charge or contingent deferred sales change, if any, as might be in effect at the time of redemption. In order to avoid maintaining large cash positions or liquidating favorable investments to meet redemptions, open-end companies typically engage in a continuous offering of their shares. Open-end companies are thus subject to periodic asset in-flows and out-flows that can complicate portfolio management. The Trustees may at any time propose conversion of the Fund to an open-end company depending upon their judgment as to the advisability of such action in light of circumstances then prevailing.

         The repurchase by the Fund of its shares at prices below NAV will result in an increase in the NAV of those shares that remain outstanding. However, there can be no assurance that share repurchases or tenders at or below NAV will result in the Fund's shares trading at a price equal to their NAV. Nevertheless, the fact that the Fund's shares may be the subject of repurchase or tender offers from time to time may reduce any spread between market price and NAV that might otherwise exist.

         In addition, a purchase by the Fund of its Common Shares will decrease the Fund's Managed Assets which would likely have the effect of increasing the Fund's expense ratio.


                           FEDERAL INCOME TAX MATTERS

         This section summarizes some of the main U.S. federal income tax consequences of owning Common Shares of the Fund. This section is current as of the date of this SAI. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

         This federal income tax summary is based in part on the advice of counsel to the Fund. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Fund. This summary may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

         As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.


         The Fund intends to qualify annually and to elect to be treated as a regulated investment company under the Code and to comply with applicable distribution requirements so that it will not pay federal income tax on income and capital gains distributed to its Common Shareholders.


         To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash and cash items (including receivables), U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, the securities (other than the securities of other regulated investment companies) of two or more issuers which the Fund controls (i.e., owns 20% or more of the total combined voting power of all classes of stock entitled to vote) and which are engaged in the same, similar or related trades or businesses or the securities of one or more certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (determined without regard to capital gain dividends and exempt interest dividends) and at least 90% of its net tax-exempt interest income each taxable year.


         As a regulated investment company, the Fund generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Internal Revenue Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to its Common Shareholders. The Fund intends to distribute to its Common Shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Fund retains any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Fund distributes during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. To prevent application of the 4% excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. These distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

         If the Fund fails to qualify as a regulated investment company or fails to satisfy the 90% distribution requirement in any taxable year, the Fund will be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits will be taxed to Common Shareholders as dividend income, which, in general and subject to limitations under the Internal Revenue Code, under current law will constitute qualified dividend income in the case of individual shareholders and would be eligible for corporate dividends received deduction. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund would be required to distribute to its Common Shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the Internal Revenue Service. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, then the Fund would be required to elect to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, be subject to taxation on such net built-in gain in existence at the time of the reelection recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

DISTRIBUTIONS

         Dividends paid out of the Fund's investment company taxable income (computed without regard to deduction for dividends paid) generally are taxable to a Common Shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional Common Shares. However, if the Fund holds certain equity securities, certain ordinary income distributions that are specifically designated by the Fund may constitute qualified dividend income eligible for taxation at capital gains tax rates. In particular, a portion of the ordinary income dividends received by an individual shareholder from a regulated investment company such as the Fund are generally taxed at the same rates that apply to net capital gain (generally, a maximum rate of 15%), provided certain holding period and other requirements are satisfied by both the Fund and the shareholder and provided the dividends are attributable to "qualified dividends" received by the Fund itself. Dividends received by the Fund from REITs and foreign corporations are qualified dividends eligible for this lower tax rate only in certain circumstances. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011.

         Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a Common Shareholder as long-term capital gains, regardless of how long the Common Shareholder has held Fund Common Shares. Common Shareholders receiving distributions in the form of additional Common Shares, rather than cash, generally will have a cost basis in each such share equal to the value of a Common Share of the Fund on the reinvestment date. A distribution of an amount in excess of the Fund's current and accumulated earnings and profits will be treated by a Common Shareholder as a return of capital which is applied against and reduces the Common Shareholder's tax basis in his or her Common Shares. To the extent that the amount of any distribution exceeds the Common Shareholder's basis in his or her shares, the excess will be treated by the Common Shareholder as gain from a sale or exchange of the Common Shares.

         Under the Fund's dividend reinvestment plan (the "Plan"), if a Common Shareholder owns Common Shares in his or her own name, the Common Shareholder will have all dividends (including any capital gain dividends) automatically reinvested in additional Common Shares unless the Common Shareholder opts out of the Plan by delivering a written notice to the Paying Agent prior to the record date of the next dividend or distribution. See "Dividend Reinvestment Plan" in the prospectus. If a Common Shareholder's dividend distributions are automatically reinvested pursuant to the Plan and the Plan Agent invests the distributions in Common Shares acquired on behalf of the Common Shareholder in open-market purchases, for U.S. federal income tax purposes, the Common Shareholder will be treated as having received a taxable distribution in the amount of the cash dividend that the shareholder would have received if the Common Shareholder had elected to receive cash. If a Common Shareholder's dividend distributions are automatically reinvested pursuant to the Plan and the Plan Agent invests the distribution in newly issued Common Shares of the Fund, the Common Shareholder will be treated as receiving a taxable distribution equal to the fair market value of the Common Shares the Common Shareholder receives. The Common Shareholder will have an adjusted basis in additional Common Shares purchased through the Plan equal to the amount of the taxable distribution. The additional Common Shares will have a new holding period commencing on the day following the day on which the Common Shares are credited to the Common Shareholder's account.

         A Common Shareholder may elect not to have all dividends automatically reinvested in additional Common Shares pursuant to the Plan. If a Common Shareholder elects not to participate in the Plan, such Common Shareholder will receive distributions in cash. For taxpayers subject to U.S. federal income tax, all dividends will generally be taxable, as discussed above, regardless of whether a Common Shareholder takes them in cash or they are reinvested pursuant to the Plan in additional Common Shares of the Fund.

         If the Fund holds a residual interest in a real estate mortgage investment conduit (REMIC), some distributions from the Fund may be considered excess inclusion income when received by Common Shareholders of the Fund. Further, in some circumstances, the Fund may be required to pay a tax on the amount of excess inclusions allocable to Common Shareholders of the Fund that are considered disqualified organizations. In addition, the withholding tax provisions will be applied to the excess inclusion portion of dividends paid to foreign shareholders without regard to any exemption or reduction in tax rate.

         Common Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and Common Shareholders receiving distributions in the form of additional Common Shares will receive a report as to the value of those shares.

DIVIDENDS RECEIVED DEDUCTION

         A corporation that owns Common Shares generally will not be entitled to the dividends received deduction with respect to dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, if the Fund holds equity securities, certain ordinary income dividends on Common Shares that are attributable to dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction.

SALE OR EXCHANGE OF FUND COMMON SHARES

         Upon the sale or other disposition of Common Shares of the Fund, which a Common Shareholder holds as a capital asset, a Common Shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the shares. Generally, a Common Shareholder's gain or loss will be a long-term gain or loss if the Common Shares have been held for more than one year.

         Any loss realized on a sale or exchange will be disallowed to the extent that Common Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Common Shares or to the extent that the Common Shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In this case, the basis of the Common Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Common Shareholder on a disposition of Fund Common Shares held by the Common Shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain received by the Common Shareholder with respect to the Common Shares.


NATURE OF THE FUND'S INVESTMENTS

         Certain of the Fund's investment practices may be subject to special and complex federal income tax provisions that may, among other things, (1) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (2) convert lower taxed long-term capital gain and qualified dividend income into higher taxed short-term capital gain or ordinary income,
(3) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (4) cause the Fund to recognize income or gain without a corresponding receipt of cash, (5) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (6) adversely alter the characterization of certain complex financial transactions. The Fund will monitor its transactions, will make the appropriate tax elections and take appropriate actions in order to mitigate the effect of these rules and prevent disqualification of the Fund from being taxed as a regulated investment company (including disposing of certain investments to generate cash or borrowing cash to satisfy its distribution requirements).

         Certain income trusts (such as U.S. royalty trusts) and master limited partnerships that are not "qualified publicly traded partnerships" (as defined for U.S. federal income tax purposes) generally pass through tax items such as income, gain or loss to interest holders. In such cases, the Fund will be required to monitor the individual underlying items of income that it receives from such entities to determine how it will characterize such income for purposes of meeting the 90% gross income requirement. In addition, in certain circumstances, the Fund will be deemed to own the assets of such entities and would need to look to such assets in determining the Fund's compliance with the asset diversification rules applicable to regulated investment companies. Thus, the extent to which the Fund may invest in securities issued by such entities may be limited by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code. Prospective investors should be aware that if, contrary to the Fund's intention, the Fund fails to limit its direct and indirect investments in such entities, or if such investments are re-characterized for U.S. federal income tax purposes, the Fund's status as a regulated investment company may be jeopardized.

INVESTMENT IN SECURITIES OF UNCERTAIN TAX CHARACTER

         The Fund may invest in preferred securities or other securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the Internal Revenue Service. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

BACKUP WITHHOLDING

         The Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to Common Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Internal Revenue Code generally are exempt from backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the Common Shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

         U.S. taxation of a Common Shareholder who, for United States federal income tax purposes, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of the Fund is "effectively connected" with a U.S. trade or business carried on by the Common Shareholder.


         INCOME NOT EFFECTIVELY CONNECTED. If the income from the Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions, subject to certain exceptions described below.


         Distributions of capital gain dividends and any amounts retained by the Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for a period or periods aggregating 183 or more days during the taxable year of the capital gain dividend and meets certain other requirements. However, this 30% tax (or lower rate under an applicable treaty) on capital gains of nonresident alien individuals who are physically present in the United States for 183 or more days only applies in exceptional cases because any individual present in the United States for 183 or more days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens. In the case of a non-U.S. shareholder who is a nonresident alien individual, the Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's Common Shares of the Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for a period or periods aggregating 183 or more days during the taxable year of the sale or exchange and meets certain other requirements.

         INCOME EFFECTIVELY CONNECTED. If the income from the Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by the Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of Common Shares of the Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Internal Revenue Code. The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund.

ALTERNATIVE MINIMUM TAX

         As with any taxable investment, investors may be subject to the federal alternative minimum tax on their income (including taxable income from the fund), depending on their individual circumstances.




                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         The Financial Statements of the Fund as of , 2008, appearing in this Statement of Additional Information have been audited by , an independent registered public accounting firm, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. audits and reports on the Fund's annual financial statements, and performs other professional accounting, auditing and advisory services when engaged to do so by the Fund. The principal business address of is .


          CUSTODIAN, ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

         JPMorgan Chase Bank, National Association, 3 Chase Metrotech Center, 6th Floor, Brooklyn, New York 11245, serves as custodian for the Fund. As such, JPMorgan Chase & Co. has custody of all securities and cash of the Fund and attends to the collection of principal and income and payment for and collection of proceeds of securities bought and sold by the Fund. J.P. Morgan Investor Services Co. serves as administrator and accountant for the Fund. As such, J.P. Morgan Investor Services Co. provides certain accounting and administrative services to the Fund pursuant to an Administration and Accounting Services Agreement, including maintaining the Fund's books of account, records of the Fund's securities transactions, and certain other books and records; acting as liaison with the Fund's independent registered public accounting firm by providing such accountant certain Fund accounting information; and providing other continuous accounting and administrative services. American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, New York 10038, is the transfer, registrar, dividend disbursing agent and shareholder servicing agent for the Fund and provides certain clerical, bookkeeping, shareholder servicing and administrative services necessary for the operation of the Fund and maintenance of shareholder accounts.


                             ADDITIONAL INFORMATION

         A Registration Statement on Form N-2, including amendments thereto, relating to the shares of the Fund offered hereby, has been filed by the Fund with the Securities and Exchange Commission. The Fund's Prospectus and this

Statement of Additional Information do not contain all of the information set forth in the Registration Statement, including any exhibits and schedules thereto. For further information with respect to the Fund and the shares offered hereby, reference is made to the Fund's Registration Statement. Statements contained in the Fund's Prospectus and this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each statement being qualified in all respects by such reference. Copies of the Registration Statement may be inspected without charge at the Securities and Exchange Commission's principal office in Washington, D.C., and copies of all or any part thereof may be obtained from the Securities and Exchange Commission upon the payment of certain fees prescribed by the Securities and Exchange Commission.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of First Trust/StoneCastle Bank Select Income Fund








Chicago, Illinois
           , 2008

                 FIRST TRUST/STONECASTLE BANK SELECT INCOME FUND


                       STATEMENT OF ASSETS AND LIABILITIES

                 FIRST TRUST/STONECASTLE BANK SELECT INCOME FUND


                                  COMMON SHARES


                       STATEMENT OF ADDITIONAL INFORMATION


                                                     , 2008

                                   APPENDIX A

                             RATINGS OF INVESTMENTS

         Standard & Poor's Ratings Group -- A brief description of the applicable Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies ("Standard & Poor's" or "S&P"), rating symbols and their meanings (as published by S&P) follows:

         A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

         Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

         Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

LONG-TERM ISSUE CREDIT RATINGS

         Issue credit ratings are based in varying degrees, on the following considerations:

          o Likelihood of payment--capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

          o   Nature of and provisions of the obligation; and

          o Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA

         An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA

         An obligation rated `AA' differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A

         An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB

         An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C

         Obligations rated `BB,' `B,' `CCC,' `CC,' and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB

         An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B

         An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB,' but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC

         An obligation rated `CCC' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC

         An obligation rated `CC' is currently highly vulnerable to nonpayment.

C

         The `C' rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D

         An obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus (-)

         The ratings from `AA' to `CCC' may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

c

         The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

p

         The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project.

This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

         Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r

         The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R.

         Not rated.

         Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

         Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA,' `AA,' `A,' `BBB,' commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

SHORT-TERM ISSUE CREDIT RATINGS

         NOTES. A Standard & Poor's note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          - Chapter 1 Amortization schedule -- the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

          - Chapter 2 Source of payment -- the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

SP-1

         Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2

         Satisfactory  capacity  to  pay  principal  and  interest,   with  some
vulnerability to adverse financial and economic changes over the term of the notes.

SP-3

         Speculative capacity to pay principal and interest.

COMMERCIAL PAPER

         An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A-1' for the highest quality obligations to `D' for the lowest. These categories are as follows:

A-1

         A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2

         A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3

         A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B

         A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C

         A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D

         A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Moody's Investors Service, Inc. -- A brief description of the applicable Moody's Investors Service, Inc. ("Moody's") rating symbols and their meanings (as published by Moody's) follows:

LONG-TERM DEBT RATINGS

Aaa
         Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
       Bonds  rated  Aa are  judged  to be of  high  quality  by all  standards.
         Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A
         Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa
         Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
         Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
         Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa
         Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

 Ca
         Bonds rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C
         Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.



SHORT-TERM DEBT RATINGS

         There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2

         This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3

         This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG

         This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DEMAND OBLIGATION RATINGS

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue's specific structural or credit features.

VMIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2

         This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3

         This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG

         This designation denotes speculative-grade credit quality. Demand features rated in this category may supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

COMMERCIAL PAPER

         Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1

         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2

         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3

         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP

         Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

NOTE: CANADIAN ISSUERS RATED P-1 OR P-2 HAVE THEIR SHORT-TERM RATINGS ENHANCED BY THE SENIOR-MOST LONG-TERM RATING OF THE ISSUER, ITS GUARANTOR OR SUPPORT-PROVIDER.

FITCH RATING SERVICES, INC.-- A brief description of the applicable Fitch Rating Services, Inc. ("Fitch") ratings symbols and meanings (as published by Fitch) follows:

LONG-TERM CREDIT RATINGS

         International Long-Term Credit Ratings are more commonly referred to as simply "Long-Term Ratings." The following scale applies to foreign currency and local currency ratings.

         International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

AAA

         Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

         Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

         High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

         Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB

         Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B

         Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C

         High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD, D

         Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. `DDD' obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. `DD' indicates potential recoveries in the range of 50%-90% and `D' the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated `DD' and `D' are generally undergoing a formal reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated `D' have a poor prospect of repaying all obligations.

SHORT-TERM CREDIT RATINGS

         International Short-Term Credit Ratings are more commonly referred to as simply "Short-Term Ratings." The following scale applies to foreign currency and local currency ratings.

         A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

         International credit ratings assess the capacity to meet foreign or local currency commitments. Both foreign and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment only within the sovereign state's currency and jurisdiction.

F1

         HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2

         GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3

         FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B

         SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C

         HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D

         DEFAULT. Denotes actual or imminent payment default.

NOTES TO LONG-TERM AND SHORT-TERM RATINGS:

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' Long-term rating category, to categories below `CCC,' or to Short-term ratings other than `F1'.

         `NR' indicates that Fitch does not rate the issuer or issue in question.

         `Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Outlook indicates the direction a rating is likely to move over a one to two year period. Outlooks may be positive, stable, or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are `stable' could be downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                   APPENDIX B

                            STONECASTLE ADVISORS, LLC
                             PROXY VOTING GUIDELINES
________________________________________________________________________________

         StoneCastle Advisors, LLC ("SCA") has adopted written Proxy Voting Policies and Procedures ("Proxy Procedures"), as required by Rule 206(4)-6, governing conflict of interest resolution, disclosure, reporting and record keeping relating to voting proxies. SCA shall vote proxies relating to portfolio securities in what SCA perceives to be the best interests of its clients. SCA shall review on a case-by-case basis each proposal submitted to a shareholder vote to determine its impact on portfolio securities held by its clients. Although SCA will generally vote against proposals that may have a negative impact, SCA may vote for such a proposal if there is a compelling long-term reason to do so.

         SCA's proxy voting decisions are made by the senior officers who are responsible for monitoring portfolio securities. To ensure that SCA's vote is not subject to a conflict of interest, SCA requires that: (1) anyone involved in the decision making process disclose to the CCO any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) anyone involved in the voting decision making process is prohibited from revealing how SCA intends to vote on a proposal in order to reduce any attempted influence from interested parties.

         Conflicts based on a business relationship with SCA or any affiliate will be considered only to the extent that SCA has actual knowledge of such relationships. If SCA determines that voting a particular proxy would create a material conflict of interest between SCA's interests and the interests of clients, SCA may: (1) disclose the conflict to the client and obtain the client's consent before voting the proxy; (2) vote such proxy based on the recommendation of an independent third party; (3) "mirror vote" the proxy in the same proportion as the votes of other non-client proxy holders; or (4) vote in accordance with predetermined decision making criteria.

         Investment advisory clients may request a copy of SCA's Proxy Voting Policies and Procedures and/or information concerning how SCA has voted securities in the client's account by contacting SCA. SCA will not disclose proxy votes for one client to other clients or third parties unless requested in writing by the client on whose behalf the proxy was voted. However, to the extent that SCA may serve as a sub-adviser to another adviser, SCA is authorized to provide proxy voting records to such other adviser.

                           PART C - OTHER INFORMATION

Item 25: Financial Statements and Exhibits

1.    Financial Statements:

         Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act will be filed by Pre-effective Amendment to the Registration Statement.

2.    Exhibits:

a. Declaration of Trust dated February 19, 2008. Filed on February 22, 2008 as Exhibit a. to Registrant's Registration Statement on Form N-2 (File No. 333-149353) and incorporated herein by reference.

b.    By-Laws of Fund.

c.    None.

d.    Form of Share Certificate.*

e.    Terms and Conditions of the Dividend Reinvestment Plan.*

f.    None.

g.1 Form of Investment Management Agreement between Registrant and First Trust Advisors L.P.*

g.2 Form of Sub-Advisory Agreement between Registrant, First Trust Advisors L.P. and StoneCastle Advisors, LLC.*

h.1   Form of Underwriting Agreement.*

i.    None.

j. Form of Custodian Services Agreement between Registrant and JPMorgan Chase, National Association.*

k.1 Form of Transfer Agency Services Agreement between Registrant and American Stock Transfer & Trust Company.*

k.2   Form of Administration and Accounting Services Agreement.*

l.1   Opinion and consent of Chapman and Cutler LLP.*

l.2   Opinion and consent of Bingham McCutchen LLP.*

m.    None.

n.    Consent of Independent Registered Public Accounting Firm.*

o.    None.

p.    Subscription Agreement between Registrant and First Trust Advisors L.P.*

q.    None.

r.1   Code of Ethics of Registrant.*

r.2   Code of Ethics of First Trust Portfolios L.P.*

r.3   Code of Ethics of First Trust Advisors L.P.*

r.4   Code of Ethics of StoneCastle Advisors, LLC.*

s.    Powers of Attorney.

* To be filed by amendment.

Item 26:  Marketing Arrangements

         [TO COME]

Item 27:  Other Expenses of Issuance and Distribution

--------------------------------------------------------  ----------
Securities and Exchange Commission Fees                   $0.79
--------------------------------------------------------  ----------
National Association of Securities Dealers, Inc. Fees     $ *
--------------------------------------------------------  ----------
Printing and Engraving Expenses                           $ *
--------------------------------------------------------  ----------
Legal Fees                                                $ *
--------------------------------------------------------  ----------
Listing Fees                                              $ *
--------------------------------------------------------  ----------
Accounting Expenses                                       $ *
--------------------------------------------------------  ----------
Blue Sky Filing Fees and Expenses                         $ *
--------------------------------------------------------  ----------
Miscellaneous Expenses                                    $ *
--------------------------------------------------------  ----------
Total                                                     $ *
--------------------------------------------------------  ----------
* To be completed by amendment


Item 28:  Persons Controlled by or under Common Control with Registrant

    Not applicable.


Item 29:  Number of Holders of Securities

    At __________, 2008

-----------------------------------------  ----------------------------
Title of Class                             Number of Record Holders
-----------------------------------------  ----------------------------
Common Shares, $0.01 par value
-----------------------------------------  ----------------------------

Item 30:  Indemnification

         Section 9.5 of the Registrant's Declaration of Trust provides as follows:

         INDEMNIFICATION AND ADVANCEMENT OF EXPENSES. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

         To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


Item 31:  Business and Other Connections of Investment Advisers

         (a) First Trust Advisors L.P. ("First Trust Advisors") serves as investment adviser to the fund and the First Defined Portfolio Fund, LLC and also serves as adviser or sub-adviser to 25 mutual funds, 36 exchange-traded funds and 14 other closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

The principal business of certain of First Trust Advisors' principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("First Trust Portfolios"). The principal address of First Trust Portfolios is 1001 Warrenville Road, Suite 300, Lisle, Illinois 60532.

Information as to Other Business, Profession, Vocation or Employment During Past Two Years of the Officers and Directors of First Trust Advisors is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and                 Chief Financial Officer and Managing Director, FTP; Chief
Managing Director                                            Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and                Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and Stonebridge
                                                             Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP since May 2007; Assistant
                                                             General Counsel, FTP, March 2004 to May 2007

Erin Chapman, Assistant General Counsel                      Assistant General Counsel, FTP since March 2006

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                        Senior Counsel, Michaels and May, October 2006 to May
                                                             2007; Assistant General Counsel, ARAMARK Corporation

Pamela Wirt, Assistant General Counsel                       Of Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007; Independent Contractor
                                                             Attorney SBA Network Services, Inc.

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP


                                      -5-




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

Kathleen Brown, Chief Compliance Officer                     CCO, FTP since February 2008; CCO, William Blair & Company

James P. Koeneman, Vice President                            Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Kelley A. Christensen, Assistant Vice President              Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP


                                      -6-




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP


         (b) Sub-Adviser. StoneCastle Advisors, LLC serves as an investment sub-adviser of the Fund. Reference is made to: (i) the information set forth under "Management of the Fund" in the Prospectus and "Sub-Adviser" in the Statement of Additional Information; and (ii) the Form ADV of StoneCastle Advisors, LLC (File No. 801-63438) filed with the Commission, all of which are incorporated herein by reference.


Item 32:  Location of Accounts and Records.

First Trust Advisors L.P. maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholders meetings and contracts of the Registrant, all advisory material of the investment adviser, all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records.


Item 33:  Management Services

Not applicable.


Item 34:  Undertakings

1. Registrant undertakes to suspend the offering of its shares until it amends its prospectus if (1) subsequent to the effective date of its Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the Registration Statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2.     Not applicable.

3.     Not applicable.

4.     Not applicable.

5.     The Registrant undertakes that:

a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of the Registration Statement as of the time it was declared effective.

b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Lisle, and State of Illinois, on the 5th day of May, 2008.

                                      FIRST TRUST/STONECASTLE BANK SELECT
                                      INCOME FUND


                                      By:  /s/ James A. Bowen
                                           ---------------------------------
                                           James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

----------------------  ------------------------------  ------------------------
Signature               Title                           Date
----------------------  ------------------------------  ------------------------

/s/ James A. Bowen      President, Chairman of the      May 5, 2008
--------------------    Board and Trustee (Principal
James A. Bowen          Executive Officer)
----------------------  ------------------------------  ------------------------

/s/ Mark R. Bradley     Chief Financial Officer and     May 5, 2008
--------------------    Treasurer (Principal Financial
Mark R. Bradley         and Accounting Officer)
----------------------  ------------------------------  ------------------------

Richard E. Erickson(1)  Trustee

----------------------  ------------------------------

Thomas R. Kadlec(1)     Trustee                         By: /s/ W. Scott Jardine
                                                            --------------------
----------------------  ------------------------------      W. Scott Jardine
                                                            Attorney-In-Fact
Robert F. Keith(1)      Trustee                             May 5, 2008

----------------------  ------------------------------

Niel B. Nielson(1)      Trustee

----------------------  ------------------------------  ------------------------

(1) Original powers of attorney authorizing James A. Bowen, W. Scott Jardine and Eric F. Fess to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf Pre-Effective Amendment No. 1 is filed, were previously executed and are filed as an Exhibit hereto.

                                INDEX TO EXHIBITS

b. By-Laws of the Fund.

s. Powers of Attorney.